Fidelity®

Investment Grade Bond

Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past four months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Investment Grade Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Performance data reflects returns for periods ended August 31, 2006.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Investment Grade Bond	2.34%	5.04%	6.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Investment Grade Bond on August 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund

A weak start, a strong finish and a modestly positive overall return highlighted investment-grade bond performance for the year ending August 31, 2006. Bonds sank in the first two months of the period after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings - which strip out volatile food and energy prices - remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the year overall according to the Lehman Brothers® Aggregate Bond Index.

For the 12-month period ending August 31, 2006 - the fund's new fiscal year end - the fund returned 2.34%, compared with 1.71% for the Lehman Brothers index. For the four months ending August 31, 2006 - the period since I last reported to you - both the fund and the index gained 3.01%. The fund's yield-curve positioning was a significant positive versus the index during the past year. As the 12 months began, I maintained a "barbell" strategy - meaning concentrated in shorter- and longer-maturity investments. This yield-curve positioning helped greatly during the fourth quarter of 2005. Early in 2006, I removed the barbell and switched to a "bulleted" strategy - reducing exposure to short-term instruments and longer-dated bonds while buying two- and five-year maturities, which had been underperforming. The bulleted structure likely had a modest negative impact during the period's second half. Sector and security selection within the corporate bond segment were pluses, as was an emphasis on securitized products - including collateralized mortgage obligations and asset-backed securities. The fund also was helped by its allocation to the Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar characteristics. Curbing gains somewhat was a lack of exposure to strong performing government agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,020.20	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Class T
Actual	$ 1,000.00	$ 1,018.30	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 4.13
Class B
Actual	$ 1,000.00	$ 1,016.20	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Class C
Actual	$ 1,000.00	$ 1,015.70	$ 8.03
Hypothetical A	$ 1,000.00	$ 1,017.24	$ 8.03
Investment Grade Bond
Actual	$ 1,000.00	$ 1,021.50	$ 2.29
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,021.30	$ 2.50
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%
Class T	.81%
Class B	1.49%
Class C	1.58%
Investment Grade Bond	.45%
Institutional Class	.49%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of April 30, 2006
U.S. Government and U.S. Government Agency Obligations 52.9%	U.S. Government and U.S. Government Agency Obligations 55.4%
AAA 14.6%	AAA 15.2%
AA 4.0%	AA 4.2%
A 8.0%	A 7.8%
BBB 20.3%	BBB 15.9%
BB and Below 4.2%	BB and Below 3.4%
Not Rated 1.8%	Not Rated 1.9%
Short-Term Investments and Net Other Assets (dagger) (5.8)%	Short-Term Investments and Net Other Assets (dagger) (3.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of August 31, 2006
4 months ago
Years	6.1	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
4 months ago
Years	4.5	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006 *		As of April 30, 2006 **
	Corporate Bonds 27.5%		Corporate Bonds 21.9%
	U.S. Government and U.S. Government Agency Obligations 52.9%		U.S. Government and U.S. Government Agency Obligations 55.4%
	Asset-Backed Securities 10.9%		Asset-Backed Securities 11.0%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 13.8%
	Other Investments 0.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (dagger) (5.8)%		Short-Term Investments and Net Other Assets (dagger) (3.8)%
* Foreign investments	10.1%	** Foreign investments	9.2%
* Futures and Swaps	18.4%	** Futures and Swaps	17.5%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 20,050	$ 20,132
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	11,350	8,427
6.625% 10/1/28	6,365	4,774
7.45% 7/16/31	40,245	31,592
General Motors Corp. 8.375% 7/15/33 (b)	13,140	10,972
		55,765
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	17,520	17,174
Media - 2.0%
Comcast Corp.:
4.95% 6/15/16	23,509	21,683
5.5% 3/15/11	5,890	5,880
5.85% 1/15/10	6,275	6,342
6.45% 3/15/37	17,500	17,161
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,203
7.125% 10/1/12	17,915	18,953
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,926
8.25% 2/1/30	19,105	19,008
News America Holdings, Inc. 7.75% 12/1/45	8,175	8,976
News America, Inc. 6.2% 12/15/34	11,825	11,050
TCI Communications, Inc. 9.8% 2/1/12	19,400	22,850
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	851
10.15% 5/1/12	500	591
Time Warner, Inc. 6.625% 5/15/29	22,900	22,442
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,387
Viacom, Inc. 5.75% 4/30/11 (c)	18,040	17,892
		200,195
TOTAL CONSUMER DISCRETIONARY		293,266
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(i)	$ 12,360	$ 12,594
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	5,910	6,429
TOTAL CONSUMER STAPLES		29,448
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,382
Kinder Morgan, Inc. 6.5% 9/1/12	7,185	7,046
		16,428
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	12,390	12,123
Duke Capital LLC 6.75% 2/15/32	4,835	4,975
Kerr-McGee Corp. 6.95% 7/1/24	19,000	19,831
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	26,853	25,737
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700	7,821
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,687
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	14,916
5.75% 12/15/15	22,600	21,990
6.625% 6/15/35 (c)	12,586	12,359
6.625% 6/15/35	65	64
7.375% 12/15/14	33,610	36,416
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	9,120	8,846
		170,765
TOTAL ENERGY		187,193
FINANCIALS - 10.7%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	7,500	7,288
4.25% 9/4/12 (i)	8,565	8,484
Goldman Sachs Group, Inc.:
5.25% 10/15/13	19,220	18,837
6.45% 5/1/36	21,260	21,521
JP Morgan Chase Capital XVIII 6.95% 8/17/36	16,165	17,012
Lazard Group LLC 7.125% 5/15/15	16,430	17,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 21,840	$ 21,137
Morgan Stanley 6.6% 4/1/12	17,435	18,390
Nuveen Investments, Inc. 5% 9/15/10	11,055	10,803
		140,651
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,621
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,808
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	4,240	4,123
5.125% 2/14/11	23,860	23,517
5.25% 2/10/14 (c)	7,225	7,085
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,078
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	17,046
Korea Development Bank:
3.875% 3/2/09	18,270	17,667
4.75% 7/20/09	8,155	8,035
5.75% 9/10/13	14,578	14,744
PNC Funding Corp. 4.2% 3/10/08	2,280	2,239
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(i)	9,620	9,716
Wachovia Bank NA 4.875% 2/1/15	20,250	19,328
Wachovia Corp. 4.875% 2/15/14	1,791	1,717
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100	5,503
Wells Fargo Bank National Association 5.95% 8/26/36	11,564	11,645
		171,872
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	36,350	36,721
6.75% 3/15/32	17,695	19,971
Household Finance Corp. 4.125% 11/16/09	20,856	20,126
HSBC Finance Corp. 5.7% 6/1/11	14,410	14,619
MBNA America Bank NA 4.625% 8/3/09	5,000	4,921
		96,358
Diversified Financial Services - 1.3%
BAC Capital Trust XI 6.625% 5/23/36	24,475	25,541
Citigroup, Inc. 6% 2/21/12	5,960	6,151
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(i)	4,325	4,264
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.891% 9/1/15 (i)	$ 5,380	$ 5,264
5.6% 6/1/11	21,015	21,241
5.75% 1/2/13	2,935	2,968
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,650
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,571
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	13,035	12,309
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(i)	17,990	17,728
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	7,500	7,261
		131,981
Insurance - 0.8%
Assurant, Inc. 5.625% 2/15/14	6,095	6,021
Axis Capital Holdings Ltd. 5.75% 12/1/14	21,815	21,172
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,305	7,305
7.5% 8/15/36 (c)	3,975	3,898
Lincoln National Corp. 7% 5/17/66 (i)	8,870	9,190
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	18,775	18,171
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,401
Travelers Property Casualty Corp. 6.375% 3/15/33	6,275	6,303
		82,461
Real Estate Investment Trusts - 2.4%
AMB Property LP 5.9% 8/15/13	9,635	9,724
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,141
5.25% 5/1/15	12,430	12,054
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,722
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,855
5.75% 4/1/12	9,625	9,634
Camden Property Trust:
5.875% 6/1/07	6,320	6,336
5.875% 11/30/12	6,435	6,491
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,708
5.5% 10/1/15	12,730	12,307
6.875% 8/15/12	5,000	5,262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 975	$ 942
5% 5/3/10	6,840	6,729
5.25% 4/15/11	5,400	5,327
5.375% 10/15/12	5,485	5,392
Duke Realty LP 5.95% 2/15/17	4,085	4,112
Equity One, Inc. 6.25% 1/15/17	4,535	4,612
Equity Residential 5.125% 3/15/16	10,765	10,294
Federal Realty Investment Trust:
6% 7/15/12	3,355	3,420
6.2% 1/15/17	2,215	2,277
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,906
HRPT Properties Trust 5.75% 11/1/15	2,925	2,879
iStar Financial, Inc.:
5.65% 9/15/11	15,495	15,442
5.8% 3/15/11	10,095	10,120
Liberty Property LP 6.375% 8/15/12	4,617	4,800
Mack-Cali Realty LP 5.05% 4/15/10	1,270	1,244
Simon Property Group LP:
4.6% 6/15/10	8,400	8,169
5.1% 6/15/15	16,415	15,692
5.45% 3/15/13	8,720	8,627
5.75% 12/1/15	10,655	10,660
Tanger Properties LP 6.15% 11/15/15	17,300	17,443
United Dominion Realty Trust 5.25% 1/15/15	1,950	1,869
Washington (REIT) 5.95% 6/15/11	10,660	10,814
		252,004
Real Estate Management & Development - 1.1%
Colonial Realty LP 6.05% 9/1/16	11,060	11,072
EOP Operating LP:
4.65% 10/1/10	19,625	18,965
4.75% 3/15/14	14,345	13,416
5.875% 1/15/13	7,592	7,618
6.75% 2/15/12	9,295	9,761
7.5% 4/19/29	13,025	14,407
7.75% 11/15/07	12,245	12,551
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,786
Regency Centers LP 6.75% 1/15/12	12,435	13,118
		112,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (i)	$ 7,640	$ 7,319
4.9% 9/23/10	33,700	32,852
Residential Capital Corp.:
6.375% 6/30/10	19,180	19,346
6.5% 4/17/13	8,915	8,994
6.875% 6/30/15	10,955	11,345
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,801
5.7956% 9/17/12 (i)	19,000	19,027
		115,684
TOTAL FINANCIALS		1,103,705
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	6,000	5,340
7.45% 5/1/34 (c)	12,035	10,410
		15,750
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,222	1,238
6.978% 10/1/12	3,162	3,245
7.024% 4/15/11	4,465	4,582
7.324% 4/15/11	13,531	13,260
7.858% 4/1/13	26,059	27,834
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178	7,217
6.545% 8/2/20	4,398	4,426
6.648% 3/15/19	7,281	7,248
6.795% 2/2/20	2,369	2,244
7.056% 3/15/11	705	727
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,260
7.57% 11/18/10	8,108	8,138
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,464
United Airlines pass thru certificates:
6.071% 9/1/14	5,825	5,825
6.201% 3/1/10	3,383	3,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru certificates: - continued
6.602% 9/1/13	$ 10,243	$ 10,241
7.032% 4/1/12	6,912	7,124
7.186% 10/1/12	17,099	17,441
7.811% 10/1/09 (m)	4,909	5,194
		153,095
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	5,085	4,539
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	10,689
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,471
Transportation Infrastructure - 0.4%
BNSF Funding Trust I 6.613% 12/15/55 (i)	38,188	37,909
TOTAL INDUSTRIALS		231,453
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc. 6% 9/1/15	14,850	14,224
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,742
6.375% 8/3/15	13,495	13,291
		23,033
Software - 0.0%
Oracle Corp./Ozark Holding, Inc. 5% 1/15/11	2,500	2,461
TOTAL INFORMATION TECHNOLOGY		39,718
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,267
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 11,580	$ 11,299
TOTAL MATERIALS		27,157
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440	6,529
AT&T, Inc. 6.8% 5/15/36	5,985	6,189
BellSouth Capital Funding Corp. 7.875% 2/15/30	9,250	10,350
British Telecommunications PLC 8.375% 12/15/10	1,779	1,972
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,815
Embarq Corp.:
7.082% 6/1/16	17,205	17,555
7.995% 6/1/36	12,817	13,396
KT Corp. 5.875% 6/24/14 (c)	7,455	7,526
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,121
7.625% 1/30/11	11,500	12,339
Telecom Italia Capital SA:
4% 1/15/10	14,810	14,072
4.875% 10/1/10	18,035	17,499
4.95% 9/30/14	11,250	10,372
6.375% 11/15/33	19,850	18,743
Telefonica Emisiones SAU 7.045% 6/20/36	45,800	47,894
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,808
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	6,636
7.75% 12/1/30	15,467	17,382
Verizon New York, Inc. 6.875% 4/1/12	10,520	10,923
		264,121
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 6.375% 3/1/35	13,585	12,924
Nextel Communications, Inc. 5.95% 3/15/14	10,170	9,941
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 7,380	$ 7,028
5.5% 6/15/11	15,385	15,298
		45,191
TOTAL TELECOMMUNICATION SERVICES		309,312
UTILITIES - 3.6%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,421
Entergy Corp. 7.75% 12/15/09 (c)	12,500	13,271
Exelon Corp. 4.9% 6/15/15	27,100	25,366
FirstEnergy Corp. 6.45% 11/15/11	5,815	6,031
Nevada Power Co. 6.5% 5/15/18 (c)	24,160	24,663
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,430
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,855	2,723
4.8% 3/1/14	2,670	2,553
Pepco Holdings, Inc. 4% 5/15/10	9,275	8,785
Progress Energy, Inc.:
7% 10/30/31	6,000	6,536
7.1% 3/1/11	12,875	13,735
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,508
7.875% 10/1/12	5,630	6,332
Southern California Edison Co.:
4.65% 4/1/15	990	930
5% 1/15/14	585	567
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,997
TXU Energy Co. LLC 7% 3/15/13	10,903	11,376
		157,224
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735	2,866
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915	8,431
		11,297
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	8,730	9,255
Duke Capital LLC:
4.331% 11/16/06	3,435	3,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Duke Capital LLC: - continued
5.668% 8/15/14	$ 13,400	$ 13,096
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	26,320
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,171
PSEG Power LLC 7.75% 4/15/11	11,000	11,900
TXU Corp. 5.55% 11/15/14	7,555	6,999
		83,166
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875	13,455
5.95% 6/15/35	15,955	15,118
7.5% 6/30/66 (i)	12,110	12,506
DTE Energy Co. 7.05% 6/1/11	6,255	6,589
Duke Energy Corp. 5.625% 11/30/12	12,290	12,406
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (c)	23,640	23,343
National Grid PLC 6.3% 8/1/16	26,485	27,084
TECO Energy, Inc. 7% 5/1/12	11,415	11,743
		122,244
TOTAL UTILITIES		373,931
TOTAL NONCONVERTIBLE BONDS (Cost $2,602,173)		2,595,183
U.S. Government and Government Agency Obligations - 16.4%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13	24,005	22,954
6.25% 2/1/11	115,475	120,226
Freddie Mac:
5.25% 11/5/12	8,420	8,291
5.875% 3/21/11	90,065	92,443
Tennessee Valley Authority 5.375% 4/1/56	15,097	15,141
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		259,055
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (f)	549,831	539,957
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bond - principal STRIPS:
2/15/15	$ 289,357	$ 194,395
5/15/30	108,558	34,190
U.S. Treasury Bonds 8% 11/15/21	61,152	80,964
U.S. Treasury Notes:
4.25% 8/15/13 (b)	18,280	17,774
4.75% 5/15/14 (d)	199,025	199,323
U.S. Treasury Notes - principal STRIPS:
2/15/10	100,000	85,140
8/15/10	52,255	43,584
2/15/12	241,630	187,935
8/15/12	57,120	43,440
TOTAL U.S. TREASURY OBLIGATIONS		886,745
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,683,791)		1,685,757
U.S. Government Agency - Mortgage Securities - 29.5%

Fannie Mae - 25.8%
3.744% 1/1/35 (i)	516	508
3.748% 12/1/34 (i)	955	939
3.757% 10/1/33 (i)	1,254	1,228
3.788% 6/1/34 (i)	5,593	5,445
3.796% 12/1/34 (i)	78	77
3.81% 6/1/33 (i)	269	265
3.834% 1/1/35 (i)	3,399	3,341
3.839% 11/1/34 (i)	6,914	6,860
3.846% 1/1/35 (i)	310	304
3.847% 5/1/34 (i)	31,173	30,409
3.88% 6/1/33 (i)	4,823	4,746
3.898% 10/1/34 (i)	382	379
3.905% 12/1/34 (i)	314	310
3.938% 11/1/34 (i)	2,251	2,231
3.941% 5/1/34 (i)	364	366
3.952% 1/1/35 (i)	401	397
3.954% 12/1/34 (i)	315	312
3.955% 12/1/34 (i)	7,601	7,522
3.957% 5/1/33 (i)	420	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.992% 1/1/35 (i)	$ 255	$ 253
3.996% 12/1/34 (i)	211	209
3.996% 12/1/34 (i)	380	375
3.998% 2/1/35 (i)	1,078	1,065
4% 7/1/18 to 9/1/18	16,434	15,511
4.022% 1/1/35 (i)	2,067	2,046
4.029% 1/1/35 (i)	151	149
4.034% 10/1/18 (i)	1,048	1,031
4.037% 1/1/35 (i)	241	238
4.041% 2/1/35 (i)	975	963
4.052% 12/1/34 (i)	574	571
4.058% 1/1/35 (i)	546	539
4.079% 2/1/35 (i)	1,892	1,870
4.082% 4/1/33 (i)	417	413
4.083% 2/1/35 (i)	646	639
4.086% 2/1/35 (i)	706	698
4.094% 11/1/34 (i)	437	433
4.102% 2/1/35 (i)	3,524	3,493
4.108% 1/1/35 (i)	2,136	2,111
4.114% 1/1/35 (i)	572	567
4.116% 2/1/35 (i)	2,406	2,379
4.126% 1/1/35 (i)	3,539	3,501
4.143% 2/1/35 (i)	1,867	1,847
4.156% 1/1/35 (i)	1,043	1,038
4.171% 1/1/35 (i)	2,585	2,523
4.181% 11/1/34 (i)	131	130
4.187% 1/1/35 (i)	1,801	1,787
4.202% 1/1/35 (i)	1,134	1,126
4.214% 1/1/34 (i)	5,652	5,567
4.249% 1/1/34 (i)	3,596	3,543
4.25% 2/1/35 (i)	1,293	1,264
4.272% 3/1/35 (i)	1,179	1,167
4.274% 2/1/35 (i)	681	677
4.275% 8/1/33 (i)	2,401	2,376
4.287% 12/1/34 (i)	189	187
4.306% 5/1/35 (i)	1,632	1,617
4.313% 3/1/33 (i)	659	644
4.337% 9/1/34 (i)	4,251	4,214
4.35% 1/1/35 (i)	1,353	1,325
4.351% 9/1/34 (i)	1,756	1,754
4.356% 4/1/35 (i)	756	749
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.362% 2/1/34 (i)	$ 2,807	$ 2,770
4.39% 11/1/34 (i)	11,040	11,044
4.393% 10/1/34 (i)	7,455	7,336
4.394% 5/1/35 (i)	3,699	3,672
4.396% 2/1/35 (i)	1,952	1,913
4.423% 10/1/34 (i)	5,679	5,668
4.426% 1/1/35 (i)	1,512	1,500
4.438% 3/1/35 (i)	1,775	1,741
4.456% 8/1/34 (i)	3,737	3,691
4.464% 5/1/35 (i)	1,269	1,258
4.489% 3/1/35 (i)	4,110	4,034
4.494% 1/1/35 (i)	1,674	1,659
4.497% 8/1/34 (i)	691	697
4.5% 12/1/17 to 4/1/35	322,091	308,654
4.5% 9/1/21 (d)	4,810	4,625
4.5% 9/1/21 (d)	16,044	15,427
4.516% 3/1/35 (i)	3,899	3,829
4.527% 2/1/35 (i)	15,939	15,772
4.532% 2/1/35 (i)	7,655	7,603
4.539% 7/1/35 (i)	4,604	4,565
4.54% 2/1/35 (i)	1,200	1,192
4.554% 2/1/35 (i)	815	809
4.577% 2/1/35 (i)	3,593	3,536
4.577% 7/1/35 (i)	5,634	5,588
4.584% 2/1/35 (i)	8,905	8,759
4.609% 11/1/34 (i)	3,856	3,807
4.661% 3/1/35 (i)	6,842	6,804
4.67% 11/1/34 (i)	4,351	4,303
4.716% 7/1/35 (i)	8,909	8,712
4.727% 7/1/34 (i)	3,568	3,536
4.77% 12/1/34 (i)	3,311	3,279
4.778% 12/1/34 (i)	1,318	1,305
4.796% 8/1/35 (i)	19,482	19,221
4.803% 12/1/32 (i)	1,679	1,680
4.809% 6/1/35 (i)	6,422	6,390
4.875% 10/1/34 (i)	11,562	11,481
5% 12/1/17 to 5/1/36	23,822	22,870
5% 9/1/36 (d)	34,000	32,581
5% 9/1/36 (d)	199,321	191,005
5% 9/1/36 (d)	60,000	57,497
5% 9/1/36 (d)	160,000	153,324
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5% 9/1/36 (d)	$ 128,063	$ 122,720
5.083% 9/1/34 (i)	9,110	9,085
5.091% 5/1/35 (i)	8,171	8,163
5.1% 9/1/34 (i)	1,369	1,366
5.172% 5/1/35 (i)	10,469	10,429
5.196% 6/1/35 (i)	5,675	5,679
5.205% 3/1/35 (i)	739	737
5.215% 5/1/35 (i)	10,524	10,492
5.359% 12/1/34 (i)	2,207	2,211
5.5% 1/1/09 to 7/1/36	419,370	413,358
5.5% 9/1/36 (d)	35,000	34,359
5.5% 9/1/36 (d)	273,365	268,355
5.5% 9/1/36 (d)	163,230	160,239
5.5% 9/1/36 (d)	20,645	20,267
5.502% 2/1/36 (i)	18,364	18,417
5.628% 2/1/36 (i)	21,058	21,146
5.916% 1/1/36 (i)	4,966	5,011
6% 4/1/13 to 9/1/32	39,950	40,186
6% 9/1/21 (d)	313	317
6% 9/1/21 (d)	2,562	2,591
6% 9/1/36 (d)	9,075	9,086
6.5% 3/1/07 to 6/1/36	177,588	181,019
6.5% 9/1/36 (d)	14,391	14,613
6.5% 9/1/36 (d)	163,230	165,744
7% 5/1/13 to 10/1/32	31,672	32,660
7.5% 9/1/25 to 8/1/29	4,645	4,830
9.5% 4/1/17 to 2/1/25	389	432
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		2,657,302
Freddie Mac - 1.5%
4.043% 12/1/34 (i)	1,327	1,307
4.097% 12/1/34 (i)	1,910	1,883
4.124% 1/1/35 (i)	1,686	1,663
4.256% 3/1/35 (i)	1,649	1,627
4.298% 5/1/35 (i)	2,945	2,910
4.301% 12/1/34 (i)	1,904	1,858
4.328% 1/1/35 (i)	3,973	3,927
4.351% 3/1/35 (i)	2,807	2,740
4.38% 2/1/35 (i)	3,527	3,445
4.438% 2/1/34 (i)	1,705	1,680
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
4.443% 3/1/35 (i)	$ 1,771	$ 1,732
4.454% 6/1/35 (i)	2,445	2,416
4.458% 3/1/35 (i)	2,007	1,963
4.471% 3/1/35 (i)	5,079	4,968
4.5% 5/1/19	4,195	4,038
4.546% 2/1/35 (i)	2,903	2,843
5.003% 4/1/35 (i)	6,473	6,445
5.127% 4/1/35 (i)	6,592	6,542
5.247% 2/1/36 (i)	67,865	67,505
5.5% 3/1/25	10,203	10,090
5.504% 8/1/33 (i)	217	219
6% 5/1/33	16,132	16,238
8.5% 1/1/25 to 9/1/27	625	675
TOTAL FREDDIE MAC		148,714
Government National Mortgage Association - 2.2%
5.5% 4/15/29 to 5/15/34	17,292	17,172
6% 10/15/08 to 10/15/30	8,068	8,191
6.5% 3/15/26 to 8/15/36 (e)	131,091	134,257
6.5% 10/1/36 (d)	33,354	34,100
7% 3/15/23 to 12/15/32	29,429	30,495
7.5% 1/15/07 to 8/15/28	1,890	1,982
8% 9/15/24 to 1/15/30	138	147
8.5% 8/15/29 to 1/15/31	86	93
9% 4/15/23	4	4
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		226,441
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,036,046)		3,032,457
Asset-Backed Securities - 4.4%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (i)	3,275	3,286
Class M2, 6.4244% 2/25/34 (i)	3,700	3,739
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1563% 9/9/30 (c)(i)	2,712	2,759
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	2,099	2,097
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7544% 4/25/34 (i)	$ 1,835	$ 1,835
Class M2, 5.8044% 4/25/34 (i)	1,425	1,425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (i)	1,033	1,036
Series 2004-HE2 Class M1, 5.8744% 4/25/34 (i)	9,700	9,777
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (i)	11,295	11,345
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,486
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7781% 2/28/44 (i)	5,243	5,254
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	12,032	11,958
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,190
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,735
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,229
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (c)(i)	1,449	1,300
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	5,540	5,456
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (i)	6,220	6,220
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	6,384	6,274
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	34,085	34,214
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (i)	11,345	11,389
Series 2004-3 Class M1, 5.8244% 6/25/34 (i)	2,175	2,188
Series 2005-3 Class MV1, 5.7444% 8/25/35 (i)	12,300	12,337
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	6,560	6,490
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	7,921	7,792
Class C, 5.074% 6/15/35 (c)	7,190	7,085
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,645
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.0744% 11/25/33 (i)	515	517
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (i)	600	601
Class M4, 6.2244% 3/25/34 (i)	450	452
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	$ 5,151	$ 5,024
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,821
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.7544% 1/25/35 (i)	2,550	2,567
Class M2, 5.7844% 1/25/35 (i)	3,650	3,669
Class M3, 5.8144% 1/25/35 (i)	1,975	1,989
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	11,986	11,857
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	7,046	7,039
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.8244% 1/25/34 (i)	4,994	4,994
Class M2, 6.4244% 1/25/34 (i)	2,300	2,300
Class M3, 6.6244% 1/25/34 (i)	1,357	1,357
Series 2004-OPT Class A1, 5.6644% 11/25/34 (i)	5,119	5,131
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (i)	3,739	3,745
Series 2003-4 Class M1, 6.1244% 10/25/33 (i)	3,495	3,504
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (i)	2,807	2,813
Class M2, 5.815% 1/20/35 (i)	2,107	2,115
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	32,795	32,847
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(i)	2,314	2,320
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (i)	2,155	2,166
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (i)	2,983	2,989
Class M2, 5.8744% 7/25/34 (i)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (i)	2,830	2,853
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (i)	3,930	3,942
Series 2004-NC2 Class M1, 5.8744% 12/25/33 (i)	4,061	4,086
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (i)	3,605	3,609
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (c)(i)	4,363	4,483
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (i)	2,308	2,310
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(i)(k)	12,180	3,287
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	12,615	5,284
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	$ 6,500	$ 1,359
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (i)	2,150	2,161
Class M4, 6.2994% 6/25/34 (i)	3,585	3,613
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	5,521	5,474
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.4444% 6/25/36 (i)	9,516	9,517
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8544% 3/25/35 (i)	6,910	6,918
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (i)	7,301	7,389
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9244% 11/25/34 (i)	2,830	2,845
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (c)(i)	4,513	3,929
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (c)(i)	9,340	9,340
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.451% 10/25/37 (c)(d)(i)	36,642	36,642
WaMu Master Note Trust Series 2006-C2A Class C2, 5.83% 8/15/15 (c)(i)	17,820	17,820
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	8,425	8,373
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(i)	12,445	12,446
TOTAL ASSET-BACKED SECURITIES (Cost $457,172)		456,614
Collateralized Mortgage Obligations - 10.5%

Private Sponsor - 5.5%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.6544% 5/25/35 (i)	6,949	6,934
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (i)	1,475	1,489
Class 2A1, 4.1644% 12/25/33 (i)	6,877	6,762
Series 2003-L Class 2A1, 3.972% 1/25/34 (i)	12,971	12,670
Series 2004-1 Class 2A2, 4.6976% 10/25/34 (i)	11,143	10,977
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (i)	3,122	3,177
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 2A2, 4.1038% 3/25/34 (i)	$ 4,913	$ 4,802
Series 2004-C Class 1A1, 3.3338% 4/25/34 (i)	6,807	6,882
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (i)	9,053	9,020
Class 2A2, 4.1985% 5/25/34 (i)	13,487	13,209
Series 2004-G Class 2A7, 4.5587% 8/25/34 (i)	10,214	10,056
Series 2004-H Class 2A1, 4.4693% 9/25/34 (i)	10,850	10,661
Series 2004-J:
Class 1A2, 4.2847% 11/25/34 (i)	3,448	3,436
Class 2A1, 4.7822% 11/25/34 (i)	18,516	18,304
Series 2005-E Class 2A7, 4.6089% 6/25/35 (i)	11,900	11,587
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1057% 8/25/35 (i)	14,232	14,198
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (i)	25,056	25,096
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (i)	1,027	1,027
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (i)	2,055	2,058
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (c)(i)	12,935	12,936
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6325% 12/20/54 (i)	19,250	19,261
Series 2006-1A Class C2, 5.9925% 12/20/54 (c)(i)	9,100	9,100
Series 2006-2 Class C1, 5.97% 12/20/54 (i)	22,100	22,120
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (i)	3,370	3,337
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,694	1,678
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (i)	9,550	9,530
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (i)	7,205	7,277
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.4394% 11/25/29 (i)	5,905	5,906
Series 2004-G Class A2, 5.8719% 11/25/29 (i)	3,735	3,738
Series 2005-B Class A2, 5.5475% 7/25/30 (i)	5,786	5,789
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (i)	15,957	15,975
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,482	3,517
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,286	1,298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.92% 7/10/35 (c)(i)	$ 13,313	$ 13,569
Class B4, 7.12% 7/10/35 (c)(i)	10,103	10,318
Class B5, 7.72% 7/10/35 (c)(i)	9,536	9,827
Class B6, 8.22% 7/10/35 (c)(i)	4,343	4,444
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (c)(i)	4,616	4,705
Class B4, 7.02% 6/10/35 (c)(i)	4,132	4,219
Class B5, 7.62% 6/10/35 (c)(i)	2,821	2,886
Class B6, 8.12% 6/10/35 (c)(i)	1,674	1,697
Series 2004-A:
Class B4, 6.57% 2/10/36 (c)(i)	5,785	5,871
Class B5, 7.07% 2/10/36 (c)(i)	3,856	3,932
Series 2004-B:
Class B4, 6.47% 2/10/36 (c)(i)	2,124	2,164
Class B5, 6.92% 2/10/36 (c)(i)	1,448	1,464
Class B6, 7.37% 2/10/36 (c)(i)	386	389
Series 2004-C:
Class B4, 6.32% 9/10/36 (i)	2,724	2,752
Class B5, 6.72% 9/10/36 (i)	3,016	3,040
Class B6, 7.12% 9/10/36 (i)	487	490
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (i)	11,497	11,533
Series 2004-4 Class A, 5.48% 5/20/34 (i)	9,241	9,242
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (i)	19,515	19,591
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.5644% 10/25/35 (i)	10,231	10,228
Class A4, 5.5944% 10/25/35 (i)	18,840	18,810
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (i)	2,700	2,679
WaMu Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (i)	16,994	16,998
Series 2005-AR19 Class A1C1, 5.5144% 12/25/45 (i)	14,047	14,054
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,355	1,391
Series 2004-RA2 Class 2A, 7% 7/25/33	1,990	2,017
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.458% 9/25/34 (i)	$ 9,700	$ 9,666
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (i)	23,286	22,931
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	24,366	23,913
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)	10,909	10,699
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	19,955	19,790
TOTAL PRIVATE SPONSOR		559,116
U.S. Government Agency - 5.0%
Fannie Mae planned amortization class:
Series 2006-45 Class OP, 6/25/36 (l)	11,293	8,454
Series 2006-53 Class PB, 5.5% 1/25/30	20,373	20,287
Series 2006-64:
Class MB, 5.5% 9/25/33	14,041	13,835
Class PB, 5.5% 9/25/33	33,008	32,567
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5744% 10/25/35 (i)	19,991	19,940
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	7,300	6,799
Series 2003-81 Class MX, 3.5% 3/25/24	14,243	13,942
Series 2006-57 Class PC, 5.5% 10/25/32	14,081	13,876
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	16,358	14,803
Series 2004-3 Class BA, 4% 7/25/17	1,284	1,233
Series 2004-70 Class GB, 4.5% 1/25/32	5,962	5,563
Series 2004-86 Class KC, 4.5% 5/25/19	5,642	5,442
Series 2004-95 Class AN, 5.5% 1/25/25	4,634	4,672
Freddie Mac planned amortization class:
Series 3033 Class UD, 5.5% 10/15/30	8,345	8,335
Series 3178:
Class PB, 5.5% 4/15/30	23,374	23,263
Class PC, 5.5% 12/15/32	7,453	7,355
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	15,240	15,349
Series 2006-15 Class OP, 3/25/36 (l)	12,893	9,172
Series 2425 Class JH, 6% 3/15/17	8,127	8,237
Series 2498 Class PD, 5.5% 2/15/16	4,067	4,061
Series 2614 Class TD, 3.5% 5/15/16	47,402	44,925
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2649 Class TQ, 3.5% 12/15/21	$ 17,001	$ 16,723
Series 2665 Class PB, 3.5% 6/15/23	2,358	2,304
Series 2689 Class HC, 3.5% 9/15/26	6,465	6,249
Series 2695 Class GC, 4.5% 11/15/18	11,641	11,250
Series 2760 Class EB, 4.5% 9/15/16	28,779	27,859
Series 2773 Class EG, 4.5% 4/15/19	6,187	5,894
Series 2775:
Class OD, 4.5% 10/15/17	20,875	19,987
Class OE, 4.5% 4/15/19	31,083	29,090
Series 2836 Class EG, 5% 12/15/32	40,221	38,351
Series 3018 Class UD, 5.5% 9/15/30	9,555	9,539
Series 3075 Class PB, 5.5% 7/15/30	18,780	18,749
Series 3078 Class PB, 5.5% 7/15/29	32,145	32,048
Series 3159 Class TC, 5.5% 6/15/32	7,522	7,424
sequential pay Series 2750 Class ZT, 5% 2/15/34	11,221	9,782
TOTAL U.S. GOVERNMENT AGENCY		517,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,273)		1,076,475
Commercial Mortgage Securities - 5.5%

Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	14,465	14,298
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	22,475	22,131
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (c)(i)	10,873	10,865
Class B, 6.29% 7/14/11 (c)(i)	5,432	5,423
Class C, 6.44% 7/14/11 (c)(i)	10,879	10,871
Class D, 7.07% 7/14/11 (c)(i)	6,275	6,293
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6844% 4/25/34 (c)(i)	7,239	7,252
Class B, 7.2244% 4/25/34 (c)(i)	818	826
Class M1, 5.8844% 4/25/34 (c)(i)	629	631
Class M2, 6.5244% 4/25/34 (c)(i)	629	636
Series 2004-2 Class A, 5.7544% 8/25/34 (c)(i)	7,455	7,483
Series 2004-3:
Class A1, 5.6944% 1/25/35 (c)(i)	8,811	8,839
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A2, 5.7444% 1/25/35 (c)(i)	$ 1,270	$ 1,272
Class M1, 5.8244% 1/25/35 (c)(i)	1,508	1,517
Class M2, 6.3244% 1/25/35 (c)(i)	992	1,004
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,850	6,719
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	4,785	4,740
Series 2004-ESA:
Class B, 4.888% 5/14/16 (c)	7,720	7,657
Class C, 4.937% 5/14/16 (c)	3,395	3,371
Class D, 4.986% 5/14/16 (c)	1,980	1,969
Class E, 5.064% 5/14/16 (c)	6,160	6,143
Class F, 5.182% 5/14/16 (c)	1,480	1,477
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	9,998
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(i)	5,760	6,007
Commercial Mortgage pass thru certificates:
floater Series 2005-F10A:
Class B, 5.56% 4/15/17 (c)(i)	10,865	10,866
Class C, 5.6% 4/15/17 (c)(i)	4,615	4,615
Class D, 5.64% 4/15/17 (c)(i)	3,750	3,751
Class I, 6.18% 4/15/17 (c)(i)	520	520
Class MOA3, 5.63% 3/15/20 (c)(i)	7,035	7,036
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	8,415	8,453
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.57% 2/15/20 (c)(i)	8,630	8,633
Class E, 5.66% 2/15/20 (c)(i)	6,025	6,027
Class F, 5.71% 2/15/20 (c)(i)	2,665	2,666
Class G, 5.85% 2/15/20 (c)(i)	770	770
Class H, 6.08% 2/15/20 (c)(i)	1,095	1,095
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	6,800	7,243
Series 1997-C2 Class D, 7.27% 1/17/35	3,840	3,967
Series 1998-C1 Class D, 7.17% 5/17/40	7,455	7,952
Series 1999-C1 Class E, 7.8822% 9/15/41 (i)	10,335	11,138
Series 2004-C1 Class ASP, 0.8785% 1/15/37 (c)(i)(k)	186,936	5,347
Series 2006-OMA:
Class H, 5.805% 5/15/23 (c)(i)	2,825	2,761
Class J, 5.805% 5/15/23 (c)(i)	4,770	4,620
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 5,730	$ 5,929
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,737
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	3,135	3,318
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,092	2,108
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.098% 11/10/38 (i)(k)	102,008	3,497
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (i)	1,645	1,672
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	11,925	11,425
Series 2003-47 Class C, 4.227% 10/16/27	11,084	10,783
Series 2003-59 Class D, 3.654% 10/16/27	18,000	16,798
Series 2003-47 Class XA, 0.1774% 6/16/43 (i)(k)	44,719	2,492
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7177% 12/10/41 (i)(k)	16,722	390
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	4,940	4,868
Series 2006-GG7 Class A3, 6.1101% 7/10/38	14,490	14,969
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	15,710	16,581
Series 2003-C1 Class A2A, 3.59% 1/10/40	9,075	8,881
Series 1998-GLII Class E, 6.9706% 4/13/31 (i)	1,710	1,754
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	22,025	22,203
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	9,690	10,287
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (c)	3,485	3,669
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425	11,156
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2005-C3 Class A2, 4.553% 7/15/30	5,345	5,230
Series 2001-C3 Class B, 6.512% 6/15/36	8,035	8,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	$ 11,400	$ 10,201
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,545	3,507
Series 2005-MCP1 Class A2, 4.556% 6/12/43	6,475	6,318
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	10,640	10,698
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	5,765	5,848
Class A3, 5.98% 8/12/41 (i)	5,105	5,239
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3, 5.4413% 3/12/16 (i)	15,510	15,557
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,140	7,221
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	9,000	9,120
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	5,069	5,180
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,599
Series 2006-C24 Class A2, 5.506% 3/15/45	40,465	40,764
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(i)	6,690	6,509
Class 180B, 5.3979% 10/15/41 (c)(i)	3,000	2,947
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $573,455)		567,791
Municipal Securities - 0.0%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,889)	5,000	5,864
Foreign Government and Government Agency Obligations - 0.3%

Israeli State 4.625% 6/15/13	12,555	11,864
United Mexican States 5.875% 1/15/14	16,280	16,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,976)		28,429
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	$ 6,585	$ 6,953
Fixed-Income Funds - 20.0%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (j)	1,000,451	98,514
Fidelity Ultra-Short Central Fund (j)	19,702,539	1,960,403
TOTAL FIXED-INCOME FUNDS (Cost $2,060,952)		2,058,917
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	$ 15,235	15,348
TOTAL PREFERRED SECURITIES (Cost $15,235)		15,348
Cash Equivalents - 2.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.29%, dated 8/31/06 due 9/1/06	$ 235,316	235,281
5.29%, dated 8/31/06 due 9/1/06 (a)	29,298	29,294
TOTAL CASH EQUIVALENTS (Cost $264,575)		264,575
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $11,814,051)		11,794,363
NET OTHER ASSETS - (14.6)%		(1,500,600)
NET ASSETS - 100%		$ 10,293,763
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 3,200	$ 51
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.6913% 11/25/34	Dec. 2034	3,380	49
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	2,971	35
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	37
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,971	44
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(97)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Sept. 2034	9,300	(2)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ 2
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% Series 2005-WHQ2 Class M6 5/25/35	June 2035	3,200	6
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	22
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	4
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	8
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 374	$ 3
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	730	2
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	581	1
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(7)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	79
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	35
Receive quarterly notional amount multiplied by .20% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (g)	Dec. 2007	74,500	134
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 17,065	$ 42
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,540	31
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	184
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	78
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	41
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	17,600	90
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (h)	June 2011	96,800	150
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	35,000	164
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 22,335	$ 91
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	14,815	59
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	57
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	544
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	207
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	176
TOTAL CREDIT DEFAULT SWAPS		562,298	2,342
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 140,000	$ (3,361)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(689)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(1,244)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	(2,085)
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	280,030	3,228
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	302,645	1,201
TOTAL INTEREST RATE SWAPS		1,140,225	(2,950)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	105,000	1,829
		$ 1,807,523	$ 1,221
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,807,000 or 7.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,264,000.
(g) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Four months ended August 31, 2006 Income earned (Amounts in thousands)	Year ended April 30, 2006 Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,773	$ 2,729
Fidelity Ultra-Short Central Fund	30,450	47,063
Total	$ 32,223	$ 49,792

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value at April 30, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 69,107	$ 29,167*	$ -	$ 98,514	47.6%
Fidelity Ultra-Short Central Fund	1,560,165	400,040	-	1,960,403	23.4%
Total	$ 1,629,272	$ 429,207	$ -	$ 2,058,917

* Represents the value of shares received through in-kind contributions.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
United Kingdom	2.8%
Cayman Islands	1.4%
Others (individually less than 1%)	5.9%
100.0%
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $125,558,000 of which $731,000 expires on August 31, 2013 and the remainder expires on August 31, 2014. Of the loss carryforwards expiring on August 31, 2013, $731,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $28,720 and repurchase agreements of $264,575) - See accompanying schedule: Unaffiliated issuers (cost $9,753,099)	$ 9,735,446
Affiliated Central Funds (cost $2,060,952)	2,058,917
Total Investments (cost $11,814,051)		$ 11,794,363
Commitment to sell securities on a delayed delivery basis	(34,123)
Receivable for securities sold on a delayed delivery basis	34,095	(28)
Receivable for investments sold, regular delivery		52,957
Cash		2
Receivable for swap agreements		130
Receivable for fund shares sold		7,918
Interest receivable		79,899
Swap agreements, at value		1,221
Other receivables		67
Total assets		11,936,529

Liabilities
Payable for investments purchased Regular delivery	$ 83,115
Delayed delivery	1,519,698
Payable for fund shares redeemed	5,633
Distributions payable	1,073
Accrued management fee	2,707
Distribution fees payable	33
Other affiliated payables	1,180
Other payables and accrued expenses	33
Collateral on securities loaned, at value	29,294
Total liabilities		1,642,766

Net Assets		$ 10,293,763
Net Assets consist of:
Paid in capital		$ 10,414,269
Undistributed net investment income		11,929
Accumulated undistributed net realized gain (loss) on investments		(113,941)
Net unrealized appreciation (depreciation) on investments		(18,494)
Net Assets		$ 10,293,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,580 ÷ 6,201 shares)	$ 7.35

Maximum offering price per share (100/95.25 of $7.35)	$ 7.72
Class T: Net Asset Value and redemption price per share ($58,716 ÷ 7,985 shares)	$ 7.35

Maximum offering price per share (100/96.50 of $7.35)	$ 7.62
Class B: Net Asset Value and offering price per share ($9,462 ÷ 1,286 shares)A	$ 7.36

Class C: Net Asset Value and offering price per share ($9,993 ÷ 1,358 shares)A	$ 7.36

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($10,140,626 ÷ 1,378,852 shares)	$ 7.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,386 ÷ 3,992 shares)	$ 7.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006

Investment Income
Dividends	$ 344	$ -
Interest	129,776	305,454
Income from affiliated Central Funds	32,223	49,792
Total income	162,343	355,246

Expenses
Management fee	$ 9,241	$ 24,689
Transfer agent fees	2,941	7,988
Distribution fees	128	351
Accounting and security lending fees	-	110
Fund wide operations fee	850	1,909
Independent trustees' compensation	11	31
Appreciation in deferred trustee compensation account	-	2
Custodian fees and expenses	-	14
Registration fees	-	12
Audit	-	8
Legal	-	2
Miscellaneous	5	19
Total expenses before reductions	13,176	35,135
Expense reductions	(231)	(465)
Total expenses	12,945	34,670
Net investment income	149,398	320,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,205)	(28,344)
Swap agreements	(120)	(9,904)
Total net realized gain (loss)	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation) on: Investment securities	136,790	(175,529)
Swap agreements	9,322	(9,287)
Delayed delivery commitments	(28)	(13)
Total change in net unrealized appreciation (depreciation)	146,084	(184,829)
Net gain (loss)	128,759	(223,077)
Net increase (decrease) in net assets resulting from operations	$ 278,157	$ 97,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006	Year ended April 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,398	$ 320,576	$ 210,849
Net realized gain (loss)	(17,325)	(38,248)	99,455
Change in net unrealized appreciation (depreciation)	146,084	(184,829)	7,281
Net increase (decrease) in net assets resulting from operations	278,157	97,499	317,585
Distributions to shareholders from net investment income	(127,262)	(304,745)	(211,677)
Distributions to shareholders from net realized gain	-	(66,460)	(80,651)
Total distributions	(127,262)	(371,205)	(292,328)
Share transactions - net increase (decrease)	1,985,853	1,599,350	1,000,708
Total increase (decrease) in net assets	2,136,748	1,325,644	1,025,965

Net Assets
Beginning of period	8,157,015	6,831,371	5,805,406
End of period (including undistributed net investment income of $11,929, $289, and $4,438, respectively)	$ 10,293,763	$ 8,157,015	$ 6,831,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.210	.092	.368	.129	.512
Distributions from net investment income	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.207	.074	.371	.120	.504
Distributions from net investment income	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.201	.023	.320	.071	.469
Distributions from net investment income	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.199	.017	.316	.066	.467
Distributions from net investment income	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Income from Investment Operations
Net investment income D	.124	.317	.254	.240	.290	.379
Net realized and unrealized gain (loss)	.092	(.206)	.130	(.095)	.483	.158
Total from investment operations	.216	.111	.384	.145	.773	.537
Distributions from net investment income	(.106)	(.301)	(.254)	(.245)	(.283)	(.377)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)	(.010)
Total distributions	(.106)	(.371)	(.354)	(.375)	(.403)	(.387)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Total Return B, C	3.01%	1.48%	5.26%	1.89%	10.82%	7.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of fee waivers, if any	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of all reductions	.45% A	.46%	.61%	.63%	.66%	.66%
Net investment income	5.12% A	4.29%	3.39%	3.16%	3.86%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274	$ 4,056
Portfolio turnover rate F	206% A, H	145%	227%	238%	276%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.215	.108	.383	.155	.523
Distributions from net investment income	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.49% A	.50%	.59%	.64%	.56% A
Net investment income	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	206% A, I	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from April 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the four month period ended August 31, 2006 and the one year period ended April 30, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from CIP), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 93,937
Unrealized depreciation	(114,338)
Net unrealized appreciation (depreciation)	(20,401)
Undistributed ordinary income	25,527
Capital loss carryforward	(125,558)

Cost for federal income tax purposes	$ 11,814,764

The tax character of distributions paid was as follows:

	Four months ended August 31, 2006	April 30, 2006	April 30, 2005
Ordinary Income	$ 127,262	$ 323,808	$ 248,105
Long-term Capital Gains	-	47,397	44,223
Total	$ 127,262	$ 371,205	$ 292,328

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,231,454 and $411,323, respectively for the four month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% (.30% prior to June 1, 2005) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the periods ended August 31, 2006 and April 30, 2006, the management fee was equivalent to an annualized rate of .32% and an annual rate of .33%, respectively, of the Fund's average net assets.

Effective upon the completion of the reorganization with Spartan Investment Grade Bond Fund, the Fund entered into a new expense contract with FMR which will not allow expenses for the Investment Grade Bond share class to be increased above the current limit of .45% of the class' average net assets without shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and April 30, 2006, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Four months ended August 31, 2006		April 30, 2006
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20	$ 2	$ 49	$ -
Class T	0%	.25%	48	1	136	2
Class B	.65%	.25%	28	21	86	63
Class C	.75%	.25%	32	10	80	23
			$ 128	$ 34	$ 351	$ 88

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the four month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	2
Class B*	6
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. Prior to June 1, 2005, FSC also received account fees in addition to the asset-based fee. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and April 30, 2006, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Four months ended August 31, 2006		April 30, 2006
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 28.21		$ 66.21
Class T	42.22		122.22
Class B	8.25		24.25
Class C	8.23		19.24
Investment Grade Bond	2,842.10		7,726.11
Institutional Class	13.14		31.14
	$ 2,941		$ 7,988

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. Under a separate contract, FSC administers the security lending program. Effective June 1, 2005, FMR pays for these fees. Prior to June 1, 2005, the accounting fee was based on the level of average net assets for the month and the security lending fee was based on the number and duration of lending transactions.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), which became effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. Effective upon the completion of the reorganization with Spartan Investment Grade Bond Fund, the .35% fee can not be increased without shareholder approval. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and April 30, 2006, the FWOE fee was equivalent to an annualized rate of .03% of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in loans and other direct debt instruments and derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and April 30, 2006, amounted to $5 and $14, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities for the period ended August 31, 2006 and April 30, 2006, amounted to $163 and $128, respectively.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended August 31, 2006, these credits reduced the management fee by $7. During the period ended April 30, 2006, these credits reduced the Fund's custody expenses by $14. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Four months ended August 31, 2006	April 30, 2006
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 1	$ 1
Class T	2	3
Investment Grade Bond	221	447
	$ 224	$451

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

At the end of the period, FMR or its affiliates were the owners of record of 41% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
From net investment income
Class A	$ 557	$ 1,232	$ 869
Class T	768	2,022	1,202
Class B	105	289	205
Class C	104	234	169
Investment Grade Bond	125,340	300,091	208,879
Institutional Class	388	877	353
Total	$ 127,262	$ 304,745	$ 211,677
From net realized gain
Class A	$ -	$ 293	$ 318
Class T	-	479	496
Class B	-	86	112
Class C	-	71	96
Investment Grade Bond	-	65,359	79,525
Institutional Class	-	172	104
Total	$ -	$ 66,460	$ 80,651

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class A
Shares sold	1,787	5,817	3,493
Reinvestment of distributions	74	170	65
Shares redeemed	(775)	(4,972)	(2,416)
Net increase (decrease)	1,086	1,015	1,142
Class T
Shares sold	1,019	3,807	3,871
Reinvestment of distributions	104	334	225
Shares redeemed	(1,054)	(2,644)	(1,686)
Net increase (decrease)	69	1,497	2,410

Annual Report

10. Share Transactions - continued

	Shares
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class B
Shares sold	115	488	306
Reinvestment of distributions	11	41	35
Shares redeemed	(151)	(388)	(335)
Net increase (decrease)	(25)	141	6
Class C
Shares sold	183	850	397
Reinvestment of distributions	12	35	31
Shares redeemed	(126)	(474)	(443)
Net increase (decrease)	69	411	(15)
Investment Grade Bond
Shares sold	69,585	296,083	201,524
Issued in exchange for shares of Spartan Investment Grade Bond Fund	250,883	-	-
Reinvestment of distributions	16,933	48,523	37,730
Shares redeemed	(66,028)	(132,782)	(111,431)
Net increase (decrease)	271,373	211,824	127,823
Institutional Class
Shares sold	907	1,805	1,969
Reinvestment of distributions	46	125	58
Shares redeemed	(517)	(515)	(266)
Net increase (decrease)	436	1,415	1,761
	Dollars
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class A
Shares sold	$ 12,921	$ 42,930	$ 26,275
Reinvestment of distributions	536	1,256	490
Shares redeemed	(5,603)	(36,700)	(18,200)
Net increase (decrease)	$ 7,854	$ 7,486	$ 8,565
Class T
Shares sold	$ 7,370	$ 28,191	$ 29,055
Reinvestment of distributions	757	2,473	1,687
Shares redeemed	(7,604)	(19,510)	(12,629)
Net increase (decrease)	$ 523	$ 11,154	$ 18,113

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Dollars
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class B
Shares sold	$ 830	$ 3,626	$ 2,293
Reinvestment of distributions	82	301	262
Shares redeemed	(1,094)	(2,863)	(2,511)
Net increase (decrease)	$ (182)	$ 1,064	$ 44
Class C
Shares sold	$ 1,328	$ 6,307	$ 2,982
Reinvestment of distributions	89	261	234
Shares redeemed	(914)	(3,511)	(3,318)
Net increase (decrease)	$ 503	$ 3,057	$ (102)
Investment Grade Bond
Shares sold	$ 506,029	$ 2,186,923	$ 1,513,409
Issued in exchange for shares of Spartan Investment Grade Bond Fund	1,823,921	-	-
Reinvestment of distributions	122,970	359,152	282,446
Shares redeemed	(478,951)	(979,977)	(835,079)
Net increase (decrease)	$ 1,973,969	$ 1,566,098	$ 960,776
Institutional Class
Shares sold	$ 6,594	$ 13,369	$ 14,872
Reinvestment of distributions	334	926	438
Shares redeemed	(3,742)	(3,804)	(1,998)
Net increase (decrease)	$ 3,186	$ 10,491	$ 13,312

11. Reorganization.

On July 28, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Spartan Investment Grade Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on April 20, 2006. The acquisition was accomplished by an exchange of 250,883 shares of Investment Grade Bond class for the 178,345 shares then outstanding (valued at $10.23) of Spartan Investment Grade Bond Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders. Spartan Investment Grade Bond Fund's net assets, including $(19,309) of unrealized depreciation, were combined with the Fund's net assets of $8,190,101 for total net assets after the acquisition of $10,014,022.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Investment Grade Bond (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006- present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Investment Grade Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002- 2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005- present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005- present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jeffrey Moore (40)

Year of Election or Appointment: 2004

Vice President of Investment Grade Bond. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Investment Grade Bond. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Investment Grade Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Investment Grade Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005- present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004- present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Investment Grade Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Investment Grade Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Investment Grade Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Investment Grade Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Investment Grade Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 8.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $127,261,654 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Investment Grade Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Investment Grade Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Fidelity Investment Grade Bond (retail class) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements had been in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGB-UANN-1006
1.784722.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past four months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Performance data reflects returns for periods ended August 31, 2006.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-2.78%	3.84%	5.71%
Class T (incl. 3.50% sales charge) B	-1.61%	4.01%	5.80%
Class B (incl. contingent deferred sales charge) C	-3.63%	3.88%	5.90%
Class C (incl. contingent deferred sales charge) D	0.19%	4.17%	5.87%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original ,class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year, and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B, and C
Performance - continued

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Class T on August 31, 1996, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

A weak start, a strong finish and a modestly positive overall return highlighted investment-grade bond performance for the year ending August 31, 2006. Bonds sank in the first two months of the period after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings - which strip out volatile food and energy prices - remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the year overall according to the Lehman Brothers® Aggregate Bond Index.

For the 12 months ending August 31, 2006 - the fund's new fiscal year end - the fund's Class A, Class T, Class B and Class C shares returned 2.07%, 1.96%, 1.26% and 1.17%, respectively (excluding sales charges), compared with 1.71% for the Lehman Brothers index. For the four months ending August 31, 2006 - the period since I last reported to you - the fund's Class A, Class T, Class B and Class C shares gained 2.92%, 2.89%, 2.79% and 2.76%, respectively (excluding sales charges), while the index rose 3.01%. As the 12 months began, I maintained a "barbell" strategy - meaning concentrated in shorter- and longer-maturity investments. This yield-curve positioning helped greatly during the fourth quarter of 2005. Early in 2006, I removed the barbell and switched to a "bulleted" strategy - reducing exposure to short-term instruments and longer-dated bonds while buying two- and five-year maturities, which had been underperforming. The bulleted structure likely had a modest negative impact during the period's second half. Sector and security selection within the corporate bond segment were pluses, as was an emphasis on securitized products - including collateralized mortgage obligations and asset-backed securities. The fund also was helped by its allocation to the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar characteristics. Curbing gains somewhat was a lack of exposure to strong performing government agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,020.20	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Class T
Actual	$ 1,000.00	$ 1,018.30	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 4.13
Class B
Actual	$ 1,000.00	$ 1,016.20	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Class C
Actual	$ 1,000.00	$ 1,015.70	$ 8.03
Hypothetical A	$ 1,000.00	$ 1,017.24	$ 8.03
Investment Grade Bond
Actual	$ 1,000.00	$ 1,021.50	$ 2.29
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,021.30	$ 2.50
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%
Class T	.81%
Class B	1.49%
Class C	1.58%
Investment Grade Bond	.45%
Institutional Class	.49%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of April 30, 2006
U.S. Government and U.S. Government Agency Obligations 52.9%	U.S. Government and U.S. Government Agency Obligations 55.4%
AAA 14.6%	AAA 15.2%
AA 4.0%	AA 4.2%
A 8.0%	A 7.8%
BBB 20.3%	BBB 15.9%
BB and Below 4.2%	BB and Below 3.4%
Not Rated 1.8%	Not Rated 1.9%
Short-Term Investments and Net Other Assets (dagger) (5.8)%	Short-Term Investments and Net Other Assets (dagger) (3.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of August 31, 2006
4 months ago
Years	6.1	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
4 months ago
Years	4.5	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006 *		As of April 30, 2006 **
	Corporate Bonds 27.5%		Corporate Bonds 21.9%
	U.S. Government and U.S. Government Agency Obligations 52.9%		U.S. Government and U.S. Government Agency Obligations 55.4%
	Asset-Backed Securities 10.9%		Asset-Backed Securities 11.0%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 13.8%
	Other Investments 0.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (dagger) (5.8)%		Short-Term Investments and Net Other Assets (dagger) (3.8)%
* Foreign investments	10.1%	** Foreign investments	9.2%
* Futures and Swaps	18.4%	** Futures and Swaps	17.5%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 20,050	$ 20,132
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	11,350	8,427
6.625% 10/1/28	6,365	4,774
7.45% 7/16/31	40,245	31,592
General Motors Corp. 8.375% 7/15/33 (b)	13,140	10,972
		55,765
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	17,520	17,174
Media - 2.0%
Comcast Corp.:
4.95% 6/15/16	23,509	21,683
5.5% 3/15/11	5,890	5,880
5.85% 1/15/10	6,275	6,342
6.45% 3/15/37	17,500	17,161
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,203
7.125% 10/1/12	17,915	18,953
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,926
8.25% 2/1/30	19,105	19,008
News America Holdings, Inc. 7.75% 12/1/45	8,175	8,976
News America, Inc. 6.2% 12/15/34	11,825	11,050
TCI Communications, Inc. 9.8% 2/1/12	19,400	22,850
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	851
10.15% 5/1/12	500	591
Time Warner, Inc. 6.625% 5/15/29	22,900	22,442
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,387
Viacom, Inc. 5.75% 4/30/11 (c)	18,040	17,892
		200,195
TOTAL CONSUMER DISCRETIONARY		293,266
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(i)	$ 12,360	$ 12,594
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	5,910	6,429
TOTAL CONSUMER STAPLES		29,448
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,382
Kinder Morgan, Inc. 6.5% 9/1/12	7,185	7,046
		16,428
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	12,390	12,123
Duke Capital LLC 6.75% 2/15/32	4,835	4,975
Kerr-McGee Corp. 6.95% 7/1/24	19,000	19,831
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	26,853	25,737
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700	7,821
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,687
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	14,916
5.75% 12/15/15	22,600	21,990
6.625% 6/15/35 (c)	12,586	12,359
6.625% 6/15/35	65	64
7.375% 12/15/14	33,610	36,416
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	9,120	8,846
		170,765
TOTAL ENERGY		187,193
FINANCIALS - 10.7%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	7,500	7,288
4.25% 9/4/12 (i)	8,565	8,484
Goldman Sachs Group, Inc.:
5.25% 10/15/13	19,220	18,837
6.45% 5/1/36	21,260	21,521
JP Morgan Chase Capital XVIII 6.95% 8/17/36	16,165	17,012
Lazard Group LLC 7.125% 5/15/15	16,430	17,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 21,840	$ 21,137
Morgan Stanley 6.6% 4/1/12	17,435	18,390
Nuveen Investments, Inc. 5% 9/15/10	11,055	10,803
		140,651
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,621
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,808
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	4,240	4,123
5.125% 2/14/11	23,860	23,517
5.25% 2/10/14 (c)	7,225	7,085
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,078
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	17,046
Korea Development Bank:
3.875% 3/2/09	18,270	17,667
4.75% 7/20/09	8,155	8,035
5.75% 9/10/13	14,578	14,744
PNC Funding Corp. 4.2% 3/10/08	2,280	2,239
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(i)	9,620	9,716
Wachovia Bank NA 4.875% 2/1/15	20,250	19,328
Wachovia Corp. 4.875% 2/15/14	1,791	1,717
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100	5,503
Wells Fargo Bank National Association 5.95% 8/26/36	11,564	11,645
		171,872
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	36,350	36,721
6.75% 3/15/32	17,695	19,971
Household Finance Corp. 4.125% 11/16/09	20,856	20,126
HSBC Finance Corp. 5.7% 6/1/11	14,410	14,619
MBNA America Bank NA 4.625% 8/3/09	5,000	4,921
		96,358
Diversified Financial Services - 1.3%
BAC Capital Trust XI 6.625% 5/23/36	24,475	25,541
Citigroup, Inc. 6% 2/21/12	5,960	6,151
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(i)	4,325	4,264
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.891% 9/1/15 (i)	$ 5,380	$ 5,264
5.6% 6/1/11	21,015	21,241
5.75% 1/2/13	2,935	2,968
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,650
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,571
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	13,035	12,309
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(i)	17,990	17,728
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	7,500	7,261
		131,981
Insurance - 0.8%
Assurant, Inc. 5.625% 2/15/14	6,095	6,021
Axis Capital Holdings Ltd. 5.75% 12/1/14	21,815	21,172
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,305	7,305
7.5% 8/15/36 (c)	3,975	3,898
Lincoln National Corp. 7% 5/17/66 (i)	8,870	9,190
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	18,775	18,171
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,401
Travelers Property Casualty Corp. 6.375% 3/15/33	6,275	6,303
		82,461
Real Estate Investment Trusts - 2.4%
AMB Property LP 5.9% 8/15/13	9,635	9,724
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,141
5.25% 5/1/15	12,430	12,054
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,722
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,855
5.75% 4/1/12	9,625	9,634
Camden Property Trust:
5.875% 6/1/07	6,320	6,336
5.875% 11/30/12	6,435	6,491
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,708
5.5% 10/1/15	12,730	12,307
6.875% 8/15/12	5,000	5,262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 975	$ 942
5% 5/3/10	6,840	6,729
5.25% 4/15/11	5,400	5,327
5.375% 10/15/12	5,485	5,392
Duke Realty LP 5.95% 2/15/17	4,085	4,112
Equity One, Inc. 6.25% 1/15/17	4,535	4,612
Equity Residential 5.125% 3/15/16	10,765	10,294
Federal Realty Investment Trust:
6% 7/15/12	3,355	3,420
6.2% 1/15/17	2,215	2,277
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,906
HRPT Properties Trust 5.75% 11/1/15	2,925	2,879
iStar Financial, Inc.:
5.65% 9/15/11	15,495	15,442
5.8% 3/15/11	10,095	10,120
Liberty Property LP 6.375% 8/15/12	4,617	4,800
Mack-Cali Realty LP 5.05% 4/15/10	1,270	1,244
Simon Property Group LP:
4.6% 6/15/10	8,400	8,169
5.1% 6/15/15	16,415	15,692
5.45% 3/15/13	8,720	8,627
5.75% 12/1/15	10,655	10,660
Tanger Properties LP 6.15% 11/15/15	17,300	17,443
United Dominion Realty Trust 5.25% 1/15/15	1,950	1,869
Washington (REIT) 5.95% 6/15/11	10,660	10,814
		252,004
Real Estate Management & Development - 1.1%
Colonial Realty LP 6.05% 9/1/16	11,060	11,072
EOP Operating LP:
4.65% 10/1/10	19,625	18,965
4.75% 3/15/14	14,345	13,416
5.875% 1/15/13	7,592	7,618
6.75% 2/15/12	9,295	9,761
7.5% 4/19/29	13,025	14,407
7.75% 11/15/07	12,245	12,551
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,786
Regency Centers LP 6.75% 1/15/12	12,435	13,118
		112,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (i)	$ 7,640	$ 7,319
4.9% 9/23/10	33,700	32,852
Residential Capital Corp.:
6.375% 6/30/10	19,180	19,346
6.5% 4/17/13	8,915	8,994
6.875% 6/30/15	10,955	11,345
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,801
5.7956% 9/17/12 (i)	19,000	19,027
		115,684
TOTAL FINANCIALS		1,103,705
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	6,000	5,340
7.45% 5/1/34 (c)	12,035	10,410
		15,750
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,222	1,238
6.978% 10/1/12	3,162	3,245
7.024% 4/15/11	4,465	4,582
7.324% 4/15/11	13,531	13,260
7.858% 4/1/13	26,059	27,834
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178	7,217
6.545% 8/2/20	4,398	4,426
6.648% 3/15/19	7,281	7,248
6.795% 2/2/20	2,369	2,244
7.056% 3/15/11	705	727
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,260
7.57% 11/18/10	8,108	8,138
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,464
United Airlines pass thru certificates:
6.071% 9/1/14	5,825	5,825
6.201% 3/1/10	3,383	3,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru certificates: - continued
6.602% 9/1/13	$ 10,243	$ 10,241
7.032% 4/1/12	6,912	7,124
7.186% 10/1/12	17,099	17,441
7.811% 10/1/09 (m)	4,909	5,194
		153,095
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	5,085	4,539
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	10,689
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,471
Transportation Infrastructure - 0.4%
BNSF Funding Trust I 6.613% 12/15/55 (i)	38,188	37,909
TOTAL INDUSTRIALS		231,453
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc. 6% 9/1/15	14,850	14,224
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,742
6.375% 8/3/15	13,495	13,291
		23,033
Software - 0.0%
Oracle Corp./Ozark Holding, Inc. 5% 1/15/11	2,500	2,461
TOTAL INFORMATION TECHNOLOGY		39,718
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,267
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 11,580	$ 11,299
TOTAL MATERIALS		27,157
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440	6,529
AT&T, Inc. 6.8% 5/15/36	5,985	6,189
BellSouth Capital Funding Corp. 7.875% 2/15/30	9,250	10,350
British Telecommunications PLC 8.375% 12/15/10	1,779	1,972
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,815
Embarq Corp.:
7.082% 6/1/16	17,205	17,555
7.995% 6/1/36	12,817	13,396
KT Corp. 5.875% 6/24/14 (c)	7,455	7,526
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,121
7.625% 1/30/11	11,500	12,339
Telecom Italia Capital SA:
4% 1/15/10	14,810	14,072
4.875% 10/1/10	18,035	17,499
4.95% 9/30/14	11,250	10,372
6.375% 11/15/33	19,850	18,743
Telefonica Emisiones SAU 7.045% 6/20/36	45,800	47,894
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,808
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	6,636
7.75% 12/1/30	15,467	17,382
Verizon New York, Inc. 6.875% 4/1/12	10,520	10,923
		264,121
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 6.375% 3/1/35	13,585	12,924
Nextel Communications, Inc. 5.95% 3/15/14	10,170	9,941
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 7,380	$ 7,028
5.5% 6/15/11	15,385	15,298
		45,191
TOTAL TELECOMMUNICATION SERVICES		309,312
UTILITIES - 3.6%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,421
Entergy Corp. 7.75% 12/15/09 (c)	12,500	13,271
Exelon Corp. 4.9% 6/15/15	27,100	25,366
FirstEnergy Corp. 6.45% 11/15/11	5,815	6,031
Nevada Power Co. 6.5% 5/15/18 (c)	24,160	24,663
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,430
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,855	2,723
4.8% 3/1/14	2,670	2,553
Pepco Holdings, Inc. 4% 5/15/10	9,275	8,785
Progress Energy, Inc.:
7% 10/30/31	6,000	6,536
7.1% 3/1/11	12,875	13,735
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,508
7.875% 10/1/12	5,630	6,332
Southern California Edison Co.:
4.65% 4/1/15	990	930
5% 1/15/14	585	567
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,997
TXU Energy Co. LLC 7% 3/15/13	10,903	11,376
		157,224
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735	2,866
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915	8,431
		11,297
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	8,730	9,255
Duke Capital LLC:
4.331% 11/16/06	3,435	3,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Duke Capital LLC: - continued
5.668% 8/15/14	$ 13,400	$ 13,096
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	26,320
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,171
PSEG Power LLC 7.75% 4/15/11	11,000	11,900
TXU Corp. 5.55% 11/15/14	7,555	6,999
		83,166
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875	13,455
5.95% 6/15/35	15,955	15,118
7.5% 6/30/66 (i)	12,110	12,506
DTE Energy Co. 7.05% 6/1/11	6,255	6,589
Duke Energy Corp. 5.625% 11/30/12	12,290	12,406
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (c)	23,640	23,343
National Grid PLC 6.3% 8/1/16	26,485	27,084
TECO Energy, Inc. 7% 5/1/12	11,415	11,743
		122,244
TOTAL UTILITIES		373,931
TOTAL NONCONVERTIBLE BONDS (Cost $2,602,173)		2,595,183
U.S. Government and Government Agency Obligations - 16.4%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13	24,005	22,954
6.25% 2/1/11	115,475	120,226
Freddie Mac:
5.25% 11/5/12	8,420	8,291
5.875% 3/21/11	90,065	92,443
Tennessee Valley Authority 5.375% 4/1/56	15,097	15,141
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		259,055
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (f)	549,831	539,957
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bond - principal STRIPS:
2/15/15	$ 289,357	$ 194,395
5/15/30	108,558	34,190
U.S. Treasury Bonds 8% 11/15/21	61,152	80,964
U.S. Treasury Notes:
4.25% 8/15/13 (b)	18,280	17,774
4.75% 5/15/14 (d)	199,025	199,323
U.S. Treasury Notes - principal STRIPS:
2/15/10	100,000	85,140
8/15/10	52,255	43,584
2/15/12	241,630	187,935
8/15/12	57,120	43,440
TOTAL U.S. TREASURY OBLIGATIONS		886,745
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,683,791)		1,685,757
U.S. Government Agency - Mortgage Securities - 29.5%

Fannie Mae - 25.8%
3.744% 1/1/35 (i)	516	508
3.748% 12/1/34 (i)	955	939
3.757% 10/1/33 (i)	1,254	1,228
3.788% 6/1/34 (i)	5,593	5,445
3.796% 12/1/34 (i)	78	77
3.81% 6/1/33 (i)	269	265
3.834% 1/1/35 (i)	3,399	3,341
3.839% 11/1/34 (i)	6,914	6,860
3.846% 1/1/35 (i)	310	304
3.847% 5/1/34 (i)	31,173	30,409
3.88% 6/1/33 (i)	4,823	4,746
3.898% 10/1/34 (i)	382	379
3.905% 12/1/34 (i)	314	310
3.938% 11/1/34 (i)	2,251	2,231
3.941% 5/1/34 (i)	364	366
3.952% 1/1/35 (i)	401	397
3.954% 12/1/34 (i)	315	312
3.955% 12/1/34 (i)	7,601	7,522
3.957% 5/1/33 (i)	420	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.992% 1/1/35 (i)	$ 255	$ 253
3.996% 12/1/34 (i)	211	209
3.996% 12/1/34 (i)	380	375
3.998% 2/1/35 (i)	1,078	1,065
4% 7/1/18 to 9/1/18	16,434	15,511
4.022% 1/1/35 (i)	2,067	2,046
4.029% 1/1/35 (i)	151	149
4.034% 10/1/18 (i)	1,048	1,031
4.037% 1/1/35 (i)	241	238
4.041% 2/1/35 (i)	975	963
4.052% 12/1/34 (i)	574	571
4.058% 1/1/35 (i)	546	539
4.079% 2/1/35 (i)	1,892	1,870
4.082% 4/1/33 (i)	417	413
4.083% 2/1/35 (i)	646	639
4.086% 2/1/35 (i)	706	698
4.094% 11/1/34 (i)	437	433
4.102% 2/1/35 (i)	3,524	3,493
4.108% 1/1/35 (i)	2,136	2,111
4.114% 1/1/35 (i)	572	567
4.116% 2/1/35 (i)	2,406	2,379
4.126% 1/1/35 (i)	3,539	3,501
4.143% 2/1/35 (i)	1,867	1,847
4.156% 1/1/35 (i)	1,043	1,038
4.171% 1/1/35 (i)	2,585	2,523
4.181% 11/1/34 (i)	131	130
4.187% 1/1/35 (i)	1,801	1,787
4.202% 1/1/35 (i)	1,134	1,126
4.214% 1/1/34 (i)	5,652	5,567
4.249% 1/1/34 (i)	3,596	3,543
4.25% 2/1/35 (i)	1,293	1,264
4.272% 3/1/35 (i)	1,179	1,167
4.274% 2/1/35 (i)	681	677
4.275% 8/1/33 (i)	2,401	2,376
4.287% 12/1/34 (i)	189	187
4.306% 5/1/35 (i)	1,632	1,617
4.313% 3/1/33 (i)	659	644
4.337% 9/1/34 (i)	4,251	4,214
4.35% 1/1/35 (i)	1,353	1,325
4.351% 9/1/34 (i)	1,756	1,754
4.356% 4/1/35 (i)	756	749
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.362% 2/1/34 (i)	$ 2,807	$ 2,770
4.39% 11/1/34 (i)	11,040	11,044
4.393% 10/1/34 (i)	7,455	7,336
4.394% 5/1/35 (i)	3,699	3,672
4.396% 2/1/35 (i)	1,952	1,913
4.423% 10/1/34 (i)	5,679	5,668
4.426% 1/1/35 (i)	1,512	1,500
4.438% 3/1/35 (i)	1,775	1,741
4.456% 8/1/34 (i)	3,737	3,691
4.464% 5/1/35 (i)	1,269	1,258
4.489% 3/1/35 (i)	4,110	4,034
4.494% 1/1/35 (i)	1,674	1,659
4.497% 8/1/34 (i)	691	697
4.5% 12/1/17 to 4/1/35	322,091	308,654
4.5% 9/1/21 (d)	4,810	4,625
4.5% 9/1/21 (d)	16,044	15,427
4.516% 3/1/35 (i)	3,899	3,829
4.527% 2/1/35 (i)	15,939	15,772
4.532% 2/1/35 (i)	7,655	7,603
4.539% 7/1/35 (i)	4,604	4,565
4.54% 2/1/35 (i)	1,200	1,192
4.554% 2/1/35 (i)	815	809
4.577% 2/1/35 (i)	3,593	3,536
4.577% 7/1/35 (i)	5,634	5,588
4.584% 2/1/35 (i)	8,905	8,759
4.609% 11/1/34 (i)	3,856	3,807
4.661% 3/1/35 (i)	6,842	6,804
4.67% 11/1/34 (i)	4,351	4,303
4.716% 7/1/35 (i)	8,909	8,712
4.727% 7/1/34 (i)	3,568	3,536
4.77% 12/1/34 (i)	3,311	3,279
4.778% 12/1/34 (i)	1,318	1,305
4.796% 8/1/35 (i)	19,482	19,221
4.803% 12/1/32 (i)	1,679	1,680
4.809% 6/1/35 (i)	6,422	6,390
4.875% 10/1/34 (i)	11,562	11,481
5% 12/1/17 to 5/1/36	23,822	22,870
5% 9/1/36 (d)	34,000	32,581
5% 9/1/36 (d)	199,321	191,005
5% 9/1/36 (d)	60,000	57,497
5% 9/1/36 (d)	160,000	153,324
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5% 9/1/36 (d)	$ 128,063	$ 122,720
5.083% 9/1/34 (i)	9,110	9,085
5.091% 5/1/35 (i)	8,171	8,163
5.1% 9/1/34 (i)	1,369	1,366
5.172% 5/1/35 (i)	10,469	10,429
5.196% 6/1/35 (i)	5,675	5,679
5.205% 3/1/35 (i)	739	737
5.215% 5/1/35 (i)	10,524	10,492
5.359% 12/1/34 (i)	2,207	2,211
5.5% 1/1/09 to 7/1/36	419,370	413,358
5.5% 9/1/36 (d)	35,000	34,359
5.5% 9/1/36 (d)	273,365	268,355
5.5% 9/1/36 (d)	163,230	160,239
5.5% 9/1/36 (d)	20,645	20,267
5.502% 2/1/36 (i)	18,364	18,417
5.628% 2/1/36 (i)	21,058	21,146
5.916% 1/1/36 (i)	4,966	5,011
6% 4/1/13 to 9/1/32	39,950	40,186
6% 9/1/21 (d)	313	317
6% 9/1/21 (d)	2,562	2,591
6% 9/1/36 (d)	9,075	9,086
6.5% 3/1/07 to 6/1/36	177,588	181,019
6.5% 9/1/36 (d)	14,391	14,613
6.5% 9/1/36 (d)	163,230	165,744
7% 5/1/13 to 10/1/32	31,672	32,660
7.5% 9/1/25 to 8/1/29	4,645	4,830
9.5% 4/1/17 to 2/1/25	389	432
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		2,657,302
Freddie Mac - 1.5%
4.043% 12/1/34 (i)	1,327	1,307
4.097% 12/1/34 (i)	1,910	1,883
4.124% 1/1/35 (i)	1,686	1,663
4.256% 3/1/35 (i)	1,649	1,627
4.298% 5/1/35 (i)	2,945	2,910
4.301% 12/1/34 (i)	1,904	1,858
4.328% 1/1/35 (i)	3,973	3,927
4.351% 3/1/35 (i)	2,807	2,740
4.38% 2/1/35 (i)	3,527	3,445
4.438% 2/1/34 (i)	1,705	1,680
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
4.443% 3/1/35 (i)	$ 1,771	$ 1,732
4.454% 6/1/35 (i)	2,445	2,416
4.458% 3/1/35 (i)	2,007	1,963
4.471% 3/1/35 (i)	5,079	4,968
4.5% 5/1/19	4,195	4,038
4.546% 2/1/35 (i)	2,903	2,843
5.003% 4/1/35 (i)	6,473	6,445
5.127% 4/1/35 (i)	6,592	6,542
5.247% 2/1/36 (i)	67,865	67,505
5.5% 3/1/25	10,203	10,090
5.504% 8/1/33 (i)	217	219
6% 5/1/33	16,132	16,238
8.5% 1/1/25 to 9/1/27	625	675
TOTAL FREDDIE MAC		148,714
Government National Mortgage Association - 2.2%
5.5% 4/15/29 to 5/15/34	17,292	17,172
6% 10/15/08 to 10/15/30	8,068	8,191
6.5% 3/15/26 to 8/15/36 (e)	131,091	134,257
6.5% 10/1/36 (d)	33,354	34,100
7% 3/15/23 to 12/15/32	29,429	30,495
7.5% 1/15/07 to 8/15/28	1,890	1,982
8% 9/15/24 to 1/15/30	138	147
8.5% 8/15/29 to 1/15/31	86	93
9% 4/15/23	4	4
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		226,441
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,036,046)		3,032,457
Asset-Backed Securities - 4.4%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (i)	3,275	3,286
Class M2, 6.4244% 2/25/34 (i)	3,700	3,739
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1563% 9/9/30 (c)(i)	2,712	2,759
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	2,099	2,097
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7544% 4/25/34 (i)	$ 1,835	$ 1,835
Class M2, 5.8044% 4/25/34 (i)	1,425	1,425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (i)	1,033	1,036
Series 2004-HE2 Class M1, 5.8744% 4/25/34 (i)	9,700	9,777
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (i)	11,295	11,345
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,486
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7781% 2/28/44 (i)	5,243	5,254
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	12,032	11,958
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,190
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,735
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,229
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (c)(i)	1,449	1,300
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	5,540	5,456
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (i)	6,220	6,220
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	6,384	6,274
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	34,085	34,214
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (i)	11,345	11,389
Series 2004-3 Class M1, 5.8244% 6/25/34 (i)	2,175	2,188
Series 2005-3 Class MV1, 5.7444% 8/25/35 (i)	12,300	12,337
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	6,560	6,490
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	7,921	7,792
Class C, 5.074% 6/15/35 (c)	7,190	7,085
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,645
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.0744% 11/25/33 (i)	515	517
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (i)	600	601
Class M4, 6.2244% 3/25/34 (i)	450	452
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	$ 5,151	$ 5,024
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,821
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.7544% 1/25/35 (i)	2,550	2,567
Class M2, 5.7844% 1/25/35 (i)	3,650	3,669
Class M3, 5.8144% 1/25/35 (i)	1,975	1,989
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	11,986	11,857
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	7,046	7,039
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.8244% 1/25/34 (i)	4,994	4,994
Class M2, 6.4244% 1/25/34 (i)	2,300	2,300
Class M3, 6.6244% 1/25/34 (i)	1,357	1,357
Series 2004-OPT Class A1, 5.6644% 11/25/34 (i)	5,119	5,131
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (i)	3,739	3,745
Series 2003-4 Class M1, 6.1244% 10/25/33 (i)	3,495	3,504
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (i)	2,807	2,813
Class M2, 5.815% 1/20/35 (i)	2,107	2,115
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	32,795	32,847
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(i)	2,314	2,320
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (i)	2,155	2,166
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (i)	2,983	2,989
Class M2, 5.8744% 7/25/34 (i)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (i)	2,830	2,853
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (i)	3,930	3,942
Series 2004-NC2 Class M1, 5.8744% 12/25/33 (i)	4,061	4,086
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (i)	3,605	3,609
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (c)(i)	4,363	4,483
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (i)	2,308	2,310
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(i)(k)	12,180	3,287
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	12,615	5,284
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	$ 6,500	$ 1,359
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (i)	2,150	2,161
Class M4, 6.2994% 6/25/34 (i)	3,585	3,613
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	5,521	5,474
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.4444% 6/25/36 (i)	9,516	9,517
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8544% 3/25/35 (i)	6,910	6,918
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (i)	7,301	7,389
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9244% 11/25/34 (i)	2,830	2,845
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (c)(i)	4,513	3,929
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (c)(i)	9,340	9,340
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.451% 10/25/37 (c)(d)(i)	36,642	36,642
WaMu Master Note Trust Series 2006-C2A Class C2, 5.83% 8/15/15 (c)(i)	17,820	17,820
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	8,425	8,373
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(i)	12,445	12,446
TOTAL ASSET-BACKED SECURITIES (Cost $457,172)		456,614
Collateralized Mortgage Obligations - 10.5%

Private Sponsor - 5.5%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.6544% 5/25/35 (i)	6,949	6,934
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (i)	1,475	1,489
Class 2A1, 4.1644% 12/25/33 (i)	6,877	6,762
Series 2003-L Class 2A1, 3.972% 1/25/34 (i)	12,971	12,670
Series 2004-1 Class 2A2, 4.6976% 10/25/34 (i)	11,143	10,977
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (i)	3,122	3,177
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 2A2, 4.1038% 3/25/34 (i)	$ 4,913	$ 4,802
Series 2004-C Class 1A1, 3.3338% 4/25/34 (i)	6,807	6,882
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (i)	9,053	9,020
Class 2A2, 4.1985% 5/25/34 (i)	13,487	13,209
Series 2004-G Class 2A7, 4.5587% 8/25/34 (i)	10,214	10,056
Series 2004-H Class 2A1, 4.4693% 9/25/34 (i)	10,850	10,661
Series 2004-J:
Class 1A2, 4.2847% 11/25/34 (i)	3,448	3,436
Class 2A1, 4.7822% 11/25/34 (i)	18,516	18,304
Series 2005-E Class 2A7, 4.6089% 6/25/35 (i)	11,900	11,587
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1057% 8/25/35 (i)	14,232	14,198
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (i)	25,056	25,096
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (i)	1,027	1,027
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (i)	2,055	2,058
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (c)(i)	12,935	12,936
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6325% 12/20/54 (i)	19,250	19,261
Series 2006-1A Class C2, 5.9925% 12/20/54 (c)(i)	9,100	9,100
Series 2006-2 Class C1, 5.97% 12/20/54 (i)	22,100	22,120
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (i)	3,370	3,337
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,694	1,678
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (i)	9,550	9,530
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (i)	7,205	7,277
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.4394% 11/25/29 (i)	5,905	5,906
Series 2004-G Class A2, 5.8719% 11/25/29 (i)	3,735	3,738
Series 2005-B Class A2, 5.5475% 7/25/30 (i)	5,786	5,789
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (i)	15,957	15,975
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,482	3,517
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,286	1,298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.92% 7/10/35 (c)(i)	$ 13,313	$ 13,569
Class B4, 7.12% 7/10/35 (c)(i)	10,103	10,318
Class B5, 7.72% 7/10/35 (c)(i)	9,536	9,827
Class B6, 8.22% 7/10/35 (c)(i)	4,343	4,444
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (c)(i)	4,616	4,705
Class B4, 7.02% 6/10/35 (c)(i)	4,132	4,219
Class B5, 7.62% 6/10/35 (c)(i)	2,821	2,886
Class B6, 8.12% 6/10/35 (c)(i)	1,674	1,697
Series 2004-A:
Class B4, 6.57% 2/10/36 (c)(i)	5,785	5,871
Class B5, 7.07% 2/10/36 (c)(i)	3,856	3,932
Series 2004-B:
Class B4, 6.47% 2/10/36 (c)(i)	2,124	2,164
Class B5, 6.92% 2/10/36 (c)(i)	1,448	1,464
Class B6, 7.37% 2/10/36 (c)(i)	386	389
Series 2004-C:
Class B4, 6.32% 9/10/36 (i)	2,724	2,752
Class B5, 6.72% 9/10/36 (i)	3,016	3,040
Class B6, 7.12% 9/10/36 (i)	487	490
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (i)	11,497	11,533
Series 2004-4 Class A, 5.48% 5/20/34 (i)	9,241	9,242
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (i)	19,515	19,591
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.5644% 10/25/35 (i)	10,231	10,228
Class A4, 5.5944% 10/25/35 (i)	18,840	18,810
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (i)	2,700	2,679
WaMu Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (i)	16,994	16,998
Series 2005-AR19 Class A1C1, 5.5144% 12/25/45 (i)	14,047	14,054
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,355	1,391
Series 2004-RA2 Class 2A, 7% 7/25/33	1,990	2,017
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.458% 9/25/34 (i)	$ 9,700	$ 9,666
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (i)	23,286	22,931
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	24,366	23,913
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)	10,909	10,699
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	19,955	19,790
TOTAL PRIVATE SPONSOR		559,116
U.S. Government Agency - 5.0%
Fannie Mae planned amortization class:
Series 2006-45 Class OP, 6/25/36 (l)	11,293	8,454
Series 2006-53 Class PB, 5.5% 1/25/30	20,373	20,287
Series 2006-64:
Class MB, 5.5% 9/25/33	14,041	13,835
Class PB, 5.5% 9/25/33	33,008	32,567
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5744% 10/25/35 (i)	19,991	19,940
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	7,300	6,799
Series 2003-81 Class MX, 3.5% 3/25/24	14,243	13,942
Series 2006-57 Class PC, 5.5% 10/25/32	14,081	13,876
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	16,358	14,803
Series 2004-3 Class BA, 4% 7/25/17	1,284	1,233
Series 2004-70 Class GB, 4.5% 1/25/32	5,962	5,563
Series 2004-86 Class KC, 4.5% 5/25/19	5,642	5,442
Series 2004-95 Class AN, 5.5% 1/25/25	4,634	4,672
Freddie Mac planned amortization class:
Series 3033 Class UD, 5.5% 10/15/30	8,345	8,335
Series 3178:
Class PB, 5.5% 4/15/30	23,374	23,263
Class PC, 5.5% 12/15/32	7,453	7,355
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	15,240	15,349
Series 2006-15 Class OP, 3/25/36 (l)	12,893	9,172
Series 2425 Class JH, 6% 3/15/17	8,127	8,237
Series 2498 Class PD, 5.5% 2/15/16	4,067	4,061
Series 2614 Class TD, 3.5% 5/15/16	47,402	44,925
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2649 Class TQ, 3.5% 12/15/21	$ 17,001	$ 16,723
Series 2665 Class PB, 3.5% 6/15/23	2,358	2,304
Series 2689 Class HC, 3.5% 9/15/26	6,465	6,249
Series 2695 Class GC, 4.5% 11/15/18	11,641	11,250
Series 2760 Class EB, 4.5% 9/15/16	28,779	27,859
Series 2773 Class EG, 4.5% 4/15/19	6,187	5,894
Series 2775:
Class OD, 4.5% 10/15/17	20,875	19,987
Class OE, 4.5% 4/15/19	31,083	29,090
Series 2836 Class EG, 5% 12/15/32	40,221	38,351
Series 3018 Class UD, 5.5% 9/15/30	9,555	9,539
Series 3075 Class PB, 5.5% 7/15/30	18,780	18,749
Series 3078 Class PB, 5.5% 7/15/29	32,145	32,048
Series 3159 Class TC, 5.5% 6/15/32	7,522	7,424
sequential pay Series 2750 Class ZT, 5% 2/15/34	11,221	9,782
TOTAL U.S. GOVERNMENT AGENCY		517,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,273)		1,076,475
Commercial Mortgage Securities - 5.5%

Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	14,465	14,298
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	22,475	22,131
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (c)(i)	10,873	10,865
Class B, 6.29% 7/14/11 (c)(i)	5,432	5,423
Class C, 6.44% 7/14/11 (c)(i)	10,879	10,871
Class D, 7.07% 7/14/11 (c)(i)	6,275	6,293
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6844% 4/25/34 (c)(i)	7,239	7,252
Class B, 7.2244% 4/25/34 (c)(i)	818	826
Class M1, 5.8844% 4/25/34 (c)(i)	629	631
Class M2, 6.5244% 4/25/34 (c)(i)	629	636
Series 2004-2 Class A, 5.7544% 8/25/34 (c)(i)	7,455	7,483
Series 2004-3:
Class A1, 5.6944% 1/25/35 (c)(i)	8,811	8,839
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A2, 5.7444% 1/25/35 (c)(i)	$ 1,270	$ 1,272
Class M1, 5.8244% 1/25/35 (c)(i)	1,508	1,517
Class M2, 6.3244% 1/25/35 (c)(i)	992	1,004
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,850	6,719
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	4,785	4,740
Series 2004-ESA:
Class B, 4.888% 5/14/16 (c)	7,720	7,657
Class C, 4.937% 5/14/16 (c)	3,395	3,371
Class D, 4.986% 5/14/16 (c)	1,980	1,969
Class E, 5.064% 5/14/16 (c)	6,160	6,143
Class F, 5.182% 5/14/16 (c)	1,480	1,477
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	9,998
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(i)	5,760	6,007
Commercial Mortgage pass thru certificates:
floater Series 2005-F10A:
Class B, 5.56% 4/15/17 (c)(i)	10,865	10,866
Class C, 5.6% 4/15/17 (c)(i)	4,615	4,615
Class D, 5.64% 4/15/17 (c)(i)	3,750	3,751
Class I, 6.18% 4/15/17 (c)(i)	520	520
Class MOA3, 5.63% 3/15/20 (c)(i)	7,035	7,036
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	8,415	8,453
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.57% 2/15/20 (c)(i)	8,630	8,633
Class E, 5.66% 2/15/20 (c)(i)	6,025	6,027
Class F, 5.71% 2/15/20 (c)(i)	2,665	2,666
Class G, 5.85% 2/15/20 (c)(i)	770	770
Class H, 6.08% 2/15/20 (c)(i)	1,095	1,095
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	6,800	7,243
Series 1997-C2 Class D, 7.27% 1/17/35	3,840	3,967
Series 1998-C1 Class D, 7.17% 5/17/40	7,455	7,952
Series 1999-C1 Class E, 7.8822% 9/15/41 (i)	10,335	11,138
Series 2004-C1 Class ASP, 0.8785% 1/15/37 (c)(i)(k)	186,936	5,347
Series 2006-OMA:
Class H, 5.805% 5/15/23 (c)(i)	2,825	2,761
Class J, 5.805% 5/15/23 (c)(i)	4,770	4,620
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 5,730	$ 5,929
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,737
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	3,135	3,318
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,092	2,108
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.098% 11/10/38 (i)(k)	102,008	3,497
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (i)	1,645	1,672
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	11,925	11,425
Series 2003-47 Class C, 4.227% 10/16/27	11,084	10,783
Series 2003-59 Class D, 3.654% 10/16/27	18,000	16,798
Series 2003-47 Class XA, 0.1774% 6/16/43 (i)(k)	44,719	2,492
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7177% 12/10/41 (i)(k)	16,722	390
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	4,940	4,868
Series 2006-GG7 Class A3, 6.1101% 7/10/38	14,490	14,969
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	15,710	16,581
Series 2003-C1 Class A2A, 3.59% 1/10/40	9,075	8,881
Series 1998-GLII Class E, 6.9706% 4/13/31 (i)	1,710	1,754
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	22,025	22,203
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	9,690	10,287
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (c)	3,485	3,669
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425	11,156
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2005-C3 Class A2, 4.553% 7/15/30	5,345	5,230
Series 2001-C3 Class B, 6.512% 6/15/36	8,035	8,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	$ 11,400	$ 10,201
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,545	3,507
Series 2005-MCP1 Class A2, 4.556% 6/12/43	6,475	6,318
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	10,640	10,698
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	5,765	5,848
Class A3, 5.98% 8/12/41 (i)	5,105	5,239
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3, 5.4413% 3/12/16 (i)	15,510	15,557
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,140	7,221
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	9,000	9,120
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	5,069	5,180
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,599
Series 2006-C24 Class A2, 5.506% 3/15/45	40,465	40,764
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(i)	6,690	6,509
Class 180B, 5.3979% 10/15/41 (c)(i)	3,000	2,947
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $573,455)		567,791
Municipal Securities - 0.0%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,889)	5,000	5,864
Foreign Government and Government Agency Obligations - 0.3%

Israeli State 4.625% 6/15/13	12,555	11,864
United Mexican States 5.875% 1/15/14	16,280	16,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,976)		28,429
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	$ 6,585	$ 6,953
Fixed-Income Funds - 20.0%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (j)	1,000,451	98,514
Fidelity Ultra-Short Central Fund (j)	19,702,539	1,960,403
TOTAL FIXED-INCOME FUNDS (Cost $2,060,952)		2,058,917
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	$ 15,235	15,348
TOTAL PREFERRED SECURITIES (Cost $15,235)		15,348
Cash Equivalents - 2.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.29%, dated 8/31/06 due 9/1/06	$ 235,316	235,281
5.29%, dated 8/31/06 due 9/1/06 (a)	29,298	29,294
TOTAL CASH EQUIVALENTS (Cost $264,575)		264,575
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $11,814,051)		11,794,363
NET OTHER ASSETS - (14.6)%		(1,500,600)
NET ASSETS - 100%		$ 10,293,763
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 3,200	$ 51
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.6913% 11/25/34	Dec. 2034	3,380	49
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	2,971	35
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	37
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,971	44
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(97)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Sept. 2034	9,300	(2)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ 2
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% Series 2005-WHQ2 Class M6 5/25/35	June 2035	3,200	6
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	22
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	4
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	8
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 374	$ 3
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	730	2
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	581	1
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(7)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	79
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	35
Receive quarterly notional amount multiplied by .20% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (g)	Dec. 2007	74,500	134
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 17,065	$ 42
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,540	31
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	184
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	78
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	41
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	17,600	90
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (h)	June 2011	96,800	150
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	35,000	164
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 22,335	$ 91
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	14,815	59
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	57
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	544
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	207
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	176
TOTAL CREDIT DEFAULT SWAPS		562,298	2,342
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 140,000	$ (3,361)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(689)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(1,244)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	(2,085)
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	280,030	3,228
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	302,645	1,201
TOTAL INTEREST RATE SWAPS		1,140,225	(2,950)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	105,000	1,829
		$ 1,807,523	$ 1,221
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,807,000 or 7.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,264,000.
(g) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Four months ended August 31, 2006 Income earned (Amounts in thousands)	Year ended April 30, 2006 Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,773	$ 2,729
Fidelity Ultra-Short Central Fund	30,450	47,063
Total	$ 32,223	$ 49,792

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value at April 30, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 69,107	$ 29,167*	$ -	$ 98,514	47.6%
Fidelity Ultra-Short Central Fund	1,560,165	400,040	-	1,960,403	23.4%
Total	$ 1,629,272	$ 429,207	$ -	$ 2,058,917

* Represents the value of shares received through in-kind contributions.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
United Kingdom	2.8%
Cayman Islands	1.4%
Others (individually less than 1%)	5.9%
100.0%
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $125,558,000 of which $731,000 expires on August 31, 2013 and the remainder expires on August 31, 2014. Of the loss carryforwards expiring on August 31, 2013, $731,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $28,720 and repurchase agreements of $264,575) - See accompanying schedule: Unaffiliated issuers (cost $9,753,099)	$ 9,735,446
Affiliated Central Funds (cost $2,060,952)	2,058,917
Total Investments (cost $11,814,051)		$ 11,794,363
Commitment to sell securities on a delayed delivery basis	(34,123)
Receivable for securities sold on a delayed delivery basis	34,095	(28)
Receivable for investments sold, regular delivery		52,957
Cash		2
Receivable for swap agreements		130
Receivable for fund shares sold		7,918
Interest receivable		79,899
Swap agreements, at value		1,221
Other receivables		67
Total assets		11,936,529

Liabilities
Payable for investments purchased Regular delivery	$ 83,115
Delayed delivery	1,519,698
Payable for fund shares redeemed	5,633
Distributions payable	1,073
Accrued management fee	2,707
Distribution fees payable	33
Other affiliated payables	1,180
Other payables and accrued expenses	33
Collateral on securities loaned, at value	29,294
Total liabilities		1,642,766

Net Assets		$ 10,293,763
Net Assets consist of:
Paid in capital		$ 10,414,269
Undistributed net investment income		11,929
Accumulated undistributed net realized gain (loss) on investments		(113,941)
Net unrealized appreciation (depreciation) on investments		(18,494)
Net Assets		$ 10,293,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,580 ÷ 6,201 shares)	$ 7.35

Maximum offering price per share (100/95.25 of $7.35)	$ 7.72
Class T: Net Asset Value and redemption price per share ($58,716 ÷ 7,985 shares)	$ 7.35

Maximum offering price per share (100/96.50 of $7.35)	$ 7.62
Class B: Net Asset Value and offering price per share ($9,462 ÷ 1,286 shares)A	$ 7.36

Class C: Net Asset Value and offering price per share ($9,993 ÷ 1,358 shares)A	$ 7.36

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($10,140,626 ÷ 1,378,852 shares)	$ 7.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,386 ÷ 3,992 shares)	$ 7.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006

Investment Income
Dividends	$ 344	$ -
Interest	129,776	305,454
Income from affiliated Central Funds	32,223	49,792
Total income	162,343	355,246

Expenses
Management fee	$ 9,241	$ 24,689
Transfer agent fees	2,941	7,988
Distribution fees	128	351
Accounting and security lending fees	-	110
Fund wide operations fee	850	1,909
Independent trustees' compensation	11	31
Appreciation in deferred trustee compensation account	-	2
Custodian fees and expenses	-	14
Registration fees	-	12
Audit	-	8
Legal	-	2
Miscellaneous	5	19
Total expenses before reductions	13,176	35,135
Expense reductions	(231)	(465)
Total expenses	12,945	34,670
Net investment income	149,398	320,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,205)	(28,344)
Swap agreements	(120)	(9,904)
Total net realized gain (loss)	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation) on: Investment securities	136,790	(175,529)
Swap agreements	9,322	(9,287)
Delayed delivery commitments	(28)	(13)
Total change in net unrealized appreciation (depreciation)	146,084	(184,829)
Net gain (loss)	128,759	(223,077)
Net increase (decrease) in net assets resulting from operations	$ 278,157	$ 97,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006	Year ended April 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,398	$ 320,576	$ 210,849
Net realized gain (loss)	(17,325)	(38,248)	99,455
Change in net unrealized appreciation (depreciation)	146,084	(184,829)	7,281
Net increase (decrease) in net assets resulting from operations	278,157	97,499	317,585
Distributions to shareholders from net investment income	(127,262)	(304,745)	(211,677)
Distributions to shareholders from net realized gain	-	(66,460)	(80,651)
Total distributions	(127,262)	(371,205)	(292,328)
Share transactions - net increase (decrease)	1,985,853	1,599,350	1,000,708
Total increase (decrease) in net assets	2,136,748	1,325,644	1,025,965

Net Assets
Beginning of period	8,157,015	6,831,371	5,805,406
End of period (including undistributed net investment income of $11,929, $289, and $4,438, respectively)	$ 10,293,763	$ 8,157,015	$ 6,831,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.210	.092	.368	.129	.512
Distributions from net investment income	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.207	.074	.371	.120	.504
Distributions from net investment income	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.201	.023	.320	.071	.469
Distributions from net investment income	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.199	.017	.316	.066	.467
Distributions from net investment income	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Income from Investment Operations
Net investment income D	.124	.317	.254	.240	.290	.379
Net realized and unrealized gain (loss)	.092	(.206)	.130	(.095)	.483	.158
Total from investment operations	.216	.111	.384	.145	.773	.537
Distributions from net investment income	(.106)	(.301)	(.254)	(.245)	(.283)	(.377)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)	(.010)
Total distributions	(.106)	(.371)	(.354)	(.375)	(.403)	(.387)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Total Return B, C	3.01%	1.48%	5.26%	1.89%	10.82%	7.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of fee waivers, if any	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of all reductions	.45% A	.46%	.61%	.63%	.66%	.66%
Net investment income	5.12% A	4.29%	3.39%	3.16%	3.86%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274	$ 4,056
Portfolio turnover rate F	206% A, H	145%	227%	238%	276%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.215	.108	.383	.155	.523
Distributions from net investment income	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.49% A	.50%	.59%	.64%	.56% A
Net investment income	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	206% A, I	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from April 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the four month period ended August 31, 2006 and the one year period ended April 30, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from CIP), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 93,937
Unrealized depreciation	(114,338)
Net unrealized appreciation (depreciation)	(20,401)
Undistributed ordinary income	25,527
Capital loss carryforward	(125,558)

Cost for federal income tax purposes	$ 11,814,764

The tax character of distributions paid was as follows:

	Four months ended August 31, 2006	April 30, 2006	April 30, 2005
Ordinary Income	$ 127,262	$ 323,808	$ 248,105
Long-term Capital Gains	-	47,397	44,223
Total	$ 127,262	$ 371,205	$ 292,328

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,231,454 and $411,323, respectively for the four month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% (.30% prior to June 1, 2005) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the periods ended August 31, 2006 and April 30, 2006, the management fee was equivalent to an annualized rate of .32% and an annual rate of .33%, respectively, of the Fund's average net assets.

Effective upon the completion of the reorganization with Spartan Investment Grade Bond Fund, the Fund entered into a new expense contract with FMR which will not allow expenses for the Investment Grade Bond share class to be increased above the current limit of .45% of the class' average net assets without shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and April 30, 2006, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Four months ended August 31, 2006		April 30, 2006
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20	$ 2	$ 49	$ -
Class T	0%	.25%	48	1	136	2
Class B	.65%	.25%	28	21	86	63
Class C	.75%	.25%	32	10	80	23
			$ 128	$ 34	$ 351	$ 88

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the four month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	2
Class B*	6
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. Prior to June 1, 2005, FSC also received account fees in addition to the asset-based fee. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and April 30, 2006, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Four months ended August 31, 2006		April 30, 2006
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 28.21		$ 66.21
Class T	42.22		122.22
Class B	8.25		24.25
Class C	8.23		19.24
Investment Grade Bond	2,842.10		7,726.11
Institutional Class	13.14		31.14
	$ 2,941		$ 7,988

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. Under a separate contract, FSC administers the security lending program. Effective June 1, 2005, FMR pays for these fees. Prior to June 1, 2005, the accounting fee was based on the level of average net assets for the month and the security lending fee was based on the number and duration of lending transactions.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), which became effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. Effective upon the completion of the reorganization with Spartan Investment Grade Bond Fund, the .35% fee can not be increased without shareholder approval. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and April 30, 2006, the FWOE fee was equivalent to an annualized rate of .03% of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in loans and other direct debt instruments and derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and April 30, 2006, amounted to $5 and $14, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities for the period ended August 31, 2006 and April 30, 2006, amounted to $163 and $128, respectively.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended August 31, 2006, these credits reduced the management fee by $7. During the period ended April 30, 2006, these credits reduced the Fund's custody expenses by $14. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Four months ended August 31, 2006	April 30, 2006
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 1	$ 1
Class T	2	3
Investment Grade Bond	221	447
	$ 224	$451

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

At the end of the period, FMR or its affiliates were the owners of record of 41% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
From net investment income
Class A	$ 557	$ 1,232	$ 869
Class T	768	2,022	1,202
Class B	105	289	205
Class C	104	234	169
Investment Grade Bond	125,340	300,091	208,879
Institutional Class	388	877	353
Total	$ 127,262	$ 304,745	$ 211,677
From net realized gain
Class A	$ -	$ 293	$ 318
Class T	-	479	496
Class B	-	86	112
Class C	-	71	96
Investment Grade Bond	-	65,359	79,525
Institutional Class	-	172	104
Total	$ -	$ 66,460	$ 80,651

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class A
Shares sold	1,787	5,817	3,493
Reinvestment of distributions	74	170	65
Shares redeemed	(775)	(4,972)	(2,416)
Net increase (decrease)	1,086	1,015	1,142
Class T
Shares sold	1,019	3,807	3,871
Reinvestment of distributions	104	334	225
Shares redeemed	(1,054)	(2,644)	(1,686)
Net increase (decrease)	69	1,497	2,410

Annual Report

10. Share Transactions - continued

	Shares
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class B
Shares sold	115	488	306
Reinvestment of distributions	11	41	35
Shares redeemed	(151)	(388)	(335)
Net increase (decrease)	(25)	141	6
Class C
Shares sold	183	850	397
Reinvestment of distributions	12	35	31
Shares redeemed	(126)	(474)	(443)
Net increase (decrease)	69	411	(15)
Investment Grade Bond
Shares sold	69,585	296,083	201,524
Issued in exchange for shares of Spartan Investment Grade Bond Fund	250,883	-	-
Reinvestment of distributions	16,933	48,523	37,730
Shares redeemed	(66,028)	(132,782)	(111,431)
Net increase (decrease)	271,373	211,824	127,823
Institutional Class
Shares sold	907	1,805	1,969
Reinvestment of distributions	46	125	58
Shares redeemed	(517)	(515)	(266)
Net increase (decrease)	436	1,415	1,761
	Dollars
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class A
Shares sold	$ 12,921	$ 42,930	$ 26,275
Reinvestment of distributions	536	1,256	490
Shares redeemed	(5,603)	(36,700)	(18,200)
Net increase (decrease)	$ 7,854	$ 7,486	$ 8,565
Class T
Shares sold	$ 7,370	$ 28,191	$ 29,055
Reinvestment of distributions	757	2,473	1,687
Shares redeemed	(7,604)	(19,510)	(12,629)
Net increase (decrease)	$ 523	$ 11,154	$ 18,113

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Dollars
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class B
Shares sold	$ 830	$ 3,626	$ 2,293
Reinvestment of distributions	82	301	262
Shares redeemed	(1,094)	(2,863)	(2,511)
Net increase (decrease)	$ (182)	$ 1,064	$ 44
Class C
Shares sold	$ 1,328	$ 6,307	$ 2,982
Reinvestment of distributions	89	261	234
Shares redeemed	(914)	(3,511)	(3,318)
Net increase (decrease)	$ 503	$ 3,057	$ (102)
Investment Grade Bond
Shares sold	$ 506,029	$ 2,186,923	$ 1,513,409
Issued in exchange for shares of Spartan Investment Grade Bond Fund	1,823,921	-	-
Reinvestment of distributions	122,970	359,152	282,446
Shares redeemed	(478,951)	(979,977)	(835,079)
Net increase (decrease)	$ 1,973,969	$ 1,566,098	$ 960,776
Institutional Class
Shares sold	$ 6,594	$ 13,369	$ 14,872
Reinvestment of distributions	334	926	438
Shares redeemed	(3,742)	(3,804)	(1,998)
Net increase (decrease)	$ 3,186	$ 10,491	$ 13,312

11. Reorganization.

On July 28, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Spartan Investment Grade Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on April 20, 2006. The acquisition was accomplished by an exchange of 250,883 shares of Investment Grade Bond class for the 178,345 shares then outstanding (valued at $10.23) of Spartan Investment Grade Bond Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders. Spartan Investment Grade Bond Fund's net assets, including $(19,309) of unrealized depreciation, were combined with the Fund's net assets of $8,190,101 for total net assets after the acquisition of $10,014,022.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005- present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003- present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005- present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001- present), and Brinker International (restaurant management, 2003- present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jeffrey Moore (40)

Year of Election or Appointment: 2004

Vice President of Investment Grade Bond. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 8.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $127,261,654 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Investment Grade Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Investment Grade Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Fidelity Investment Grade Bond (retail class) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements had been in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIGB-UANN-1006
1.784723.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past four months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Performance data reflects returns for periods ended August 31, 2006.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.28%	5.06%	6.33%

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Institutional Class on August 31, 1996. The chart shows how the value of the investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

A weak start, a strong finish and a modestly positive overall return highlighted investment-grade bond performance for the year ending August 31, 2006. Bonds sank in the first two months of the period after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings - which strip out volatile food and energy prices - remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the year overall according to the Lehman Brothers® Aggregate Bond Index.

For the 12-month period ending August 31, 2006 - the fund's new fiscal year end - the fund's Institutional Class shares returned 2.28%, compared with 1.71% for the Lehman Brothers index. For the four months ending August 31, 2006 - the period since I last reported to you - the fund's Institutional Class shares gained 2.99%, while the Lehman Brothers index rose 3.01%. As the 12 months began, I maintained a "barbell" strategy - meaning concentrated in shorter- and longer-maturity investments. This yield-curve positioning helped greatly during the fourth quarter of 2005. Early in 2006, I removed the barbell and switched to a "bulleted" strategy - reducing exposure to short-term instruments and longer-dated bonds while buying two- and five-year maturities, which had been underperforming. The bulleted structure likely had a modest negative impact during the period's second half. Sector and security selection within the corporate bond segment were pluses, as was an emphasis on securitized products - including collateralized mortgage obligations and asset-backed securities. The fund also was helped by its allocation to the Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar characteristics. Curbing gains somewhat was a lack of exposure to strong performing government agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,020.20	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Class T
Actual	$ 1,000.00	$ 1,018.30	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 4.13
Class B
Actual	$ 1,000.00	$ 1,016.20	$ 7.57
Hypothetical A	$ 1,000.00	$ 1,017.69	$ 7.58
Class C
Actual	$ 1,000.00	$ 1,015.70	$ 8.03
Hypothetical A	$ 1,000.00	$ 1,017.24	$ 8.03
Investment Grade Bond
Actual	$ 1,000.00	$ 1,021.50	$ 2.29
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,021.30	$ 2.50
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%
Class T	.81%
Class B	1.49%
Class C	1.58%
Investment Grade Bond	.45%
Institutional Class	.49%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of April 30, 2006
U.S. Government and U.S. Government Agency Obligations 52.9%	U.S. Government and U.S. Government Agency Obligations 55.4%
AAA 14.6%	AAA 15.2%
AA 4.0%	AA 4.2%
A 8.0%	A 7.8%
BBB 20.3%	BBB 15.9%
BB and Below 4.2%	BB and Below 3.4%
Not Rated 1.8%	Not Rated 1.9%
Short-Term Investments and Net Other Assets (dagger) (5.8)%	Short-Term Investments and Net Other Assets (dagger) (3.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of August 31, 2006
4 months ago
Years	6.1	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
4 months ago
Years	4.5	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006 *		As of April 30, 2006 **
	Corporate Bonds 27.5%		Corporate Bonds 21.9%
	U.S. Government and U.S. Government Agency Obligations 52.9%		U.S. Government and U.S. Government Agency Obligations 55.4%
	Asset-Backed Securities 10.9%		Asset-Backed Securities 11.0%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 13.8%
	Other Investments 0.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (dagger) (5.8)%		Short-Term Investments and Net Other Assets (dagger) (3.8)%
* Foreign investments	10.1%	** Foreign investments	9.2%
* Futures and Swaps	18.4%	** Futures and Swaps	17.5%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 20,050	$ 20,132
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	11,350	8,427
6.625% 10/1/28	6,365	4,774
7.45% 7/16/31	40,245	31,592
General Motors Corp. 8.375% 7/15/33 (b)	13,140	10,972
		55,765
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	17,520	17,174
Media - 2.0%
Comcast Corp.:
4.95% 6/15/16	23,509	21,683
5.5% 3/15/11	5,890	5,880
5.85% 1/15/10	6,275	6,342
6.45% 3/15/37	17,500	17,161
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,203
7.125% 10/1/12	17,915	18,953
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,926
8.25% 2/1/30	19,105	19,008
News America Holdings, Inc. 7.75% 12/1/45	8,175	8,976
News America, Inc. 6.2% 12/15/34	11,825	11,050
TCI Communications, Inc. 9.8% 2/1/12	19,400	22,850
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	851
10.15% 5/1/12	500	591
Time Warner, Inc. 6.625% 5/15/29	22,900	22,442
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,387
Viacom, Inc. 5.75% 4/30/11 (c)	18,040	17,892
		200,195
TOTAL CONSUMER DISCRETIONARY		293,266
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(i)	$ 12,360	$ 12,594
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	5,910	6,429
TOTAL CONSUMER STAPLES		29,448
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,382
Kinder Morgan, Inc. 6.5% 9/1/12	7,185	7,046
		16,428
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	12,390	12,123
Duke Capital LLC 6.75% 2/15/32	4,835	4,975
Kerr-McGee Corp. 6.95% 7/1/24	19,000	19,831
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	26,853	25,737
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700	7,821
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,687
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	14,916
5.75% 12/15/15	22,600	21,990
6.625% 6/15/35 (c)	12,586	12,359
6.625% 6/15/35	65	64
7.375% 12/15/14	33,610	36,416
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	9,120	8,846
		170,765
TOTAL ENERGY		187,193
FINANCIALS - 10.7%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	7,500	7,288
4.25% 9/4/12 (i)	8,565	8,484
Goldman Sachs Group, Inc.:
5.25% 10/15/13	19,220	18,837
6.45% 5/1/36	21,260	21,521
JP Morgan Chase Capital XVIII 6.95% 8/17/36	16,165	17,012
Lazard Group LLC 7.125% 5/15/15	16,430	17,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 21,840	$ 21,137
Morgan Stanley 6.6% 4/1/12	17,435	18,390
Nuveen Investments, Inc. 5% 9/15/10	11,055	10,803
		140,651
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,621
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,808
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	4,240	4,123
5.125% 2/14/11	23,860	23,517
5.25% 2/10/14 (c)	7,225	7,085
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,078
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	17,046
Korea Development Bank:
3.875% 3/2/09	18,270	17,667
4.75% 7/20/09	8,155	8,035
5.75% 9/10/13	14,578	14,744
PNC Funding Corp. 4.2% 3/10/08	2,280	2,239
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(i)	9,620	9,716
Wachovia Bank NA 4.875% 2/1/15	20,250	19,328
Wachovia Corp. 4.875% 2/15/14	1,791	1,717
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100	5,503
Wells Fargo Bank National Association 5.95% 8/26/36	11,564	11,645
		171,872
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	36,350	36,721
6.75% 3/15/32	17,695	19,971
Household Finance Corp. 4.125% 11/16/09	20,856	20,126
HSBC Finance Corp. 5.7% 6/1/11	14,410	14,619
MBNA America Bank NA 4.625% 8/3/09	5,000	4,921
		96,358
Diversified Financial Services - 1.3%
BAC Capital Trust XI 6.625% 5/23/36	24,475	25,541
Citigroup, Inc. 6% 2/21/12	5,960	6,151
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(i)	4,325	4,264
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.891% 9/1/15 (i)	$ 5,380	$ 5,264
5.6% 6/1/11	21,015	21,241
5.75% 1/2/13	2,935	2,968
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,650
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,571
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	13,035	12,309
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(i)	17,990	17,728
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	7,500	7,261
		131,981
Insurance - 0.8%
Assurant, Inc. 5.625% 2/15/14	6,095	6,021
Axis Capital Holdings Ltd. 5.75% 12/1/14	21,815	21,172
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,305	7,305
7.5% 8/15/36 (c)	3,975	3,898
Lincoln National Corp. 7% 5/17/66 (i)	8,870	9,190
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	18,775	18,171
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,401
Travelers Property Casualty Corp. 6.375% 3/15/33	6,275	6,303
		82,461
Real Estate Investment Trusts - 2.4%
AMB Property LP 5.9% 8/15/13	9,635	9,724
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,141
5.25% 5/1/15	12,430	12,054
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,722
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,855
5.75% 4/1/12	9,625	9,634
Camden Property Trust:
5.875% 6/1/07	6,320	6,336
5.875% 11/30/12	6,435	6,491
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,708
5.5% 10/1/15	12,730	12,307
6.875% 8/15/12	5,000	5,262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 975	$ 942
5% 5/3/10	6,840	6,729
5.25% 4/15/11	5,400	5,327
5.375% 10/15/12	5,485	5,392
Duke Realty LP 5.95% 2/15/17	4,085	4,112
Equity One, Inc. 6.25% 1/15/17	4,535	4,612
Equity Residential 5.125% 3/15/16	10,765	10,294
Federal Realty Investment Trust:
6% 7/15/12	3,355	3,420
6.2% 1/15/17	2,215	2,277
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,906
HRPT Properties Trust 5.75% 11/1/15	2,925	2,879
iStar Financial, Inc.:
5.65% 9/15/11	15,495	15,442
5.8% 3/15/11	10,095	10,120
Liberty Property LP 6.375% 8/15/12	4,617	4,800
Mack-Cali Realty LP 5.05% 4/15/10	1,270	1,244
Simon Property Group LP:
4.6% 6/15/10	8,400	8,169
5.1% 6/15/15	16,415	15,692
5.45% 3/15/13	8,720	8,627
5.75% 12/1/15	10,655	10,660
Tanger Properties LP 6.15% 11/15/15	17,300	17,443
United Dominion Realty Trust 5.25% 1/15/15	1,950	1,869
Washington (REIT) 5.95% 6/15/11	10,660	10,814
		252,004
Real Estate Management & Development - 1.1%
Colonial Realty LP 6.05% 9/1/16	11,060	11,072
EOP Operating LP:
4.65% 10/1/10	19,625	18,965
4.75% 3/15/14	14,345	13,416
5.875% 1/15/13	7,592	7,618
6.75% 2/15/12	9,295	9,761
7.5% 4/19/29	13,025	14,407
7.75% 11/15/07	12,245	12,551
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,786
Regency Centers LP 6.75% 1/15/12	12,435	13,118
		112,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (i)	$ 7,640	$ 7,319
4.9% 9/23/10	33,700	32,852
Residential Capital Corp.:
6.375% 6/30/10	19,180	19,346
6.5% 4/17/13	8,915	8,994
6.875% 6/30/15	10,955	11,345
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,801
5.7956% 9/17/12 (i)	19,000	19,027
		115,684
TOTAL FINANCIALS		1,103,705
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	6,000	5,340
7.45% 5/1/34 (c)	12,035	10,410
		15,750
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,222	1,238
6.978% 10/1/12	3,162	3,245
7.024% 4/15/11	4,465	4,582
7.324% 4/15/11	13,531	13,260
7.858% 4/1/13	26,059	27,834
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178	7,217
6.545% 8/2/20	4,398	4,426
6.648% 3/15/19	7,281	7,248
6.795% 2/2/20	2,369	2,244
7.056% 3/15/11	705	727
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,260
7.57% 11/18/10	8,108	8,138
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,464
United Airlines pass thru certificates:
6.071% 9/1/14	5,825	5,825
6.201% 3/1/10	3,383	3,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru certificates: - continued
6.602% 9/1/13	$ 10,243	$ 10,241
7.032% 4/1/12	6,912	7,124
7.186% 10/1/12	17,099	17,441
7.811% 10/1/09 (m)	4,909	5,194
		153,095
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	5,085	4,539
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	10,689
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,471
Transportation Infrastructure - 0.4%
BNSF Funding Trust I 6.613% 12/15/55 (i)	38,188	37,909
TOTAL INDUSTRIALS		231,453
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc. 6% 9/1/15	14,850	14,224
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,742
6.375% 8/3/15	13,495	13,291
		23,033
Software - 0.0%
Oracle Corp./Ozark Holding, Inc. 5% 1/15/11	2,500	2,461
TOTAL INFORMATION TECHNOLOGY		39,718
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,267
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 11,580	$ 11,299
TOTAL MATERIALS		27,157
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440	6,529
AT&T, Inc. 6.8% 5/15/36	5,985	6,189
BellSouth Capital Funding Corp. 7.875% 2/15/30	9,250	10,350
British Telecommunications PLC 8.375% 12/15/10	1,779	1,972
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,815
Embarq Corp.:
7.082% 6/1/16	17,205	17,555
7.995% 6/1/36	12,817	13,396
KT Corp. 5.875% 6/24/14 (c)	7,455	7,526
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,121
7.625% 1/30/11	11,500	12,339
Telecom Italia Capital SA:
4% 1/15/10	14,810	14,072
4.875% 10/1/10	18,035	17,499
4.95% 9/30/14	11,250	10,372
6.375% 11/15/33	19,850	18,743
Telefonica Emisiones SAU 7.045% 6/20/36	45,800	47,894
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,808
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	6,636
7.75% 12/1/30	15,467	17,382
Verizon New York, Inc. 6.875% 4/1/12	10,520	10,923
		264,121
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 6.375% 3/1/35	13,585	12,924
Nextel Communications, Inc. 5.95% 3/15/14	10,170	9,941
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 7,380	$ 7,028
5.5% 6/15/11	15,385	15,298
		45,191
TOTAL TELECOMMUNICATION SERVICES		309,312
UTILITIES - 3.6%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,421
Entergy Corp. 7.75% 12/15/09 (c)	12,500	13,271
Exelon Corp. 4.9% 6/15/15	27,100	25,366
FirstEnergy Corp. 6.45% 11/15/11	5,815	6,031
Nevada Power Co. 6.5% 5/15/18 (c)	24,160	24,663
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,430
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,855	2,723
4.8% 3/1/14	2,670	2,553
Pepco Holdings, Inc. 4% 5/15/10	9,275	8,785
Progress Energy, Inc.:
7% 10/30/31	6,000	6,536
7.1% 3/1/11	12,875	13,735
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,508
7.875% 10/1/12	5,630	6,332
Southern California Edison Co.:
4.65% 4/1/15	990	930
5% 1/15/14	585	567
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,997
TXU Energy Co. LLC 7% 3/15/13	10,903	11,376
		157,224
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735	2,866
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915	8,431
		11,297
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	8,730	9,255
Duke Capital LLC:
4.331% 11/16/06	3,435	3,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Duke Capital LLC: - continued
5.668% 8/15/14	$ 13,400	$ 13,096
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	26,320
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,171
PSEG Power LLC 7.75% 4/15/11	11,000	11,900
TXU Corp. 5.55% 11/15/14	7,555	6,999
		83,166
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875	13,455
5.95% 6/15/35	15,955	15,118
7.5% 6/30/66 (i)	12,110	12,506
DTE Energy Co. 7.05% 6/1/11	6,255	6,589
Duke Energy Corp. 5.625% 11/30/12	12,290	12,406
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (c)	23,640	23,343
National Grid PLC 6.3% 8/1/16	26,485	27,084
TECO Energy, Inc. 7% 5/1/12	11,415	11,743
		122,244
TOTAL UTILITIES		373,931
TOTAL NONCONVERTIBLE BONDS (Cost $2,602,173)		2,595,183
U.S. Government and Government Agency Obligations - 16.4%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13	24,005	22,954
6.25% 2/1/11	115,475	120,226
Freddie Mac:
5.25% 11/5/12	8,420	8,291
5.875% 3/21/11	90,065	92,443
Tennessee Valley Authority 5.375% 4/1/56	15,097	15,141
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		259,055
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (f)	549,831	539,957
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bond - principal STRIPS:
2/15/15	$ 289,357	$ 194,395
5/15/30	108,558	34,190
U.S. Treasury Bonds 8% 11/15/21	61,152	80,964
U.S. Treasury Notes:
4.25% 8/15/13 (b)	18,280	17,774
4.75% 5/15/14 (d)	199,025	199,323
U.S. Treasury Notes - principal STRIPS:
2/15/10	100,000	85,140
8/15/10	52,255	43,584
2/15/12	241,630	187,935
8/15/12	57,120	43,440
TOTAL U.S. TREASURY OBLIGATIONS		886,745
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,683,791)		1,685,757
U.S. Government Agency - Mortgage Securities - 29.5%

Fannie Mae - 25.8%
3.744% 1/1/35 (i)	516	508
3.748% 12/1/34 (i)	955	939
3.757% 10/1/33 (i)	1,254	1,228
3.788% 6/1/34 (i)	5,593	5,445
3.796% 12/1/34 (i)	78	77
3.81% 6/1/33 (i)	269	265
3.834% 1/1/35 (i)	3,399	3,341
3.839% 11/1/34 (i)	6,914	6,860
3.846% 1/1/35 (i)	310	304
3.847% 5/1/34 (i)	31,173	30,409
3.88% 6/1/33 (i)	4,823	4,746
3.898% 10/1/34 (i)	382	379
3.905% 12/1/34 (i)	314	310
3.938% 11/1/34 (i)	2,251	2,231
3.941% 5/1/34 (i)	364	366
3.952% 1/1/35 (i)	401	397
3.954% 12/1/34 (i)	315	312
3.955% 12/1/34 (i)	7,601	7,522
3.957% 5/1/33 (i)	420	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.992% 1/1/35 (i)	$ 255	$ 253
3.996% 12/1/34 (i)	211	209
3.996% 12/1/34 (i)	380	375
3.998% 2/1/35 (i)	1,078	1,065
4% 7/1/18 to 9/1/18	16,434	15,511
4.022% 1/1/35 (i)	2,067	2,046
4.029% 1/1/35 (i)	151	149
4.034% 10/1/18 (i)	1,048	1,031
4.037% 1/1/35 (i)	241	238
4.041% 2/1/35 (i)	975	963
4.052% 12/1/34 (i)	574	571
4.058% 1/1/35 (i)	546	539
4.079% 2/1/35 (i)	1,892	1,870
4.082% 4/1/33 (i)	417	413
4.083% 2/1/35 (i)	646	639
4.086% 2/1/35 (i)	706	698
4.094% 11/1/34 (i)	437	433
4.102% 2/1/35 (i)	3,524	3,493
4.108% 1/1/35 (i)	2,136	2,111
4.114% 1/1/35 (i)	572	567
4.116% 2/1/35 (i)	2,406	2,379
4.126% 1/1/35 (i)	3,539	3,501
4.143% 2/1/35 (i)	1,867	1,847
4.156% 1/1/35 (i)	1,043	1,038
4.171% 1/1/35 (i)	2,585	2,523
4.181% 11/1/34 (i)	131	130
4.187% 1/1/35 (i)	1,801	1,787
4.202% 1/1/35 (i)	1,134	1,126
4.214% 1/1/34 (i)	5,652	5,567
4.249% 1/1/34 (i)	3,596	3,543
4.25% 2/1/35 (i)	1,293	1,264
4.272% 3/1/35 (i)	1,179	1,167
4.274% 2/1/35 (i)	681	677
4.275% 8/1/33 (i)	2,401	2,376
4.287% 12/1/34 (i)	189	187
4.306% 5/1/35 (i)	1,632	1,617
4.313% 3/1/33 (i)	659	644
4.337% 9/1/34 (i)	4,251	4,214
4.35% 1/1/35 (i)	1,353	1,325
4.351% 9/1/34 (i)	1,756	1,754
4.356% 4/1/35 (i)	756	749
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.362% 2/1/34 (i)	$ 2,807	$ 2,770
4.39% 11/1/34 (i)	11,040	11,044
4.393% 10/1/34 (i)	7,455	7,336
4.394% 5/1/35 (i)	3,699	3,672
4.396% 2/1/35 (i)	1,952	1,913
4.423% 10/1/34 (i)	5,679	5,668
4.426% 1/1/35 (i)	1,512	1,500
4.438% 3/1/35 (i)	1,775	1,741
4.456% 8/1/34 (i)	3,737	3,691
4.464% 5/1/35 (i)	1,269	1,258
4.489% 3/1/35 (i)	4,110	4,034
4.494% 1/1/35 (i)	1,674	1,659
4.497% 8/1/34 (i)	691	697
4.5% 12/1/17 to 4/1/35	322,091	308,654
4.5% 9/1/21 (d)	4,810	4,625
4.5% 9/1/21 (d)	16,044	15,427
4.516% 3/1/35 (i)	3,899	3,829
4.527% 2/1/35 (i)	15,939	15,772
4.532% 2/1/35 (i)	7,655	7,603
4.539% 7/1/35 (i)	4,604	4,565
4.54% 2/1/35 (i)	1,200	1,192
4.554% 2/1/35 (i)	815	809
4.577% 2/1/35 (i)	3,593	3,536
4.577% 7/1/35 (i)	5,634	5,588
4.584% 2/1/35 (i)	8,905	8,759
4.609% 11/1/34 (i)	3,856	3,807
4.661% 3/1/35 (i)	6,842	6,804
4.67% 11/1/34 (i)	4,351	4,303
4.716% 7/1/35 (i)	8,909	8,712
4.727% 7/1/34 (i)	3,568	3,536
4.77% 12/1/34 (i)	3,311	3,279
4.778% 12/1/34 (i)	1,318	1,305
4.796% 8/1/35 (i)	19,482	19,221
4.803% 12/1/32 (i)	1,679	1,680
4.809% 6/1/35 (i)	6,422	6,390
4.875% 10/1/34 (i)	11,562	11,481
5% 12/1/17 to 5/1/36	23,822	22,870
5% 9/1/36 (d)	34,000	32,581
5% 9/1/36 (d)	199,321	191,005
5% 9/1/36 (d)	60,000	57,497
5% 9/1/36 (d)	160,000	153,324
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5% 9/1/36 (d)	$ 128,063	$ 122,720
5.083% 9/1/34 (i)	9,110	9,085
5.091% 5/1/35 (i)	8,171	8,163
5.1% 9/1/34 (i)	1,369	1,366
5.172% 5/1/35 (i)	10,469	10,429
5.196% 6/1/35 (i)	5,675	5,679
5.205% 3/1/35 (i)	739	737
5.215% 5/1/35 (i)	10,524	10,492
5.359% 12/1/34 (i)	2,207	2,211
5.5% 1/1/09 to 7/1/36	419,370	413,358
5.5% 9/1/36 (d)	35,000	34,359
5.5% 9/1/36 (d)	273,365	268,355
5.5% 9/1/36 (d)	163,230	160,239
5.5% 9/1/36 (d)	20,645	20,267
5.502% 2/1/36 (i)	18,364	18,417
5.628% 2/1/36 (i)	21,058	21,146
5.916% 1/1/36 (i)	4,966	5,011
6% 4/1/13 to 9/1/32	39,950	40,186
6% 9/1/21 (d)	313	317
6% 9/1/21 (d)	2,562	2,591
6% 9/1/36 (d)	9,075	9,086
6.5% 3/1/07 to 6/1/36	177,588	181,019
6.5% 9/1/36 (d)	14,391	14,613
6.5% 9/1/36 (d)	163,230	165,744
7% 5/1/13 to 10/1/32	31,672	32,660
7.5% 9/1/25 to 8/1/29	4,645	4,830
9.5% 4/1/17 to 2/1/25	389	432
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		2,657,302
Freddie Mac - 1.5%
4.043% 12/1/34 (i)	1,327	1,307
4.097% 12/1/34 (i)	1,910	1,883
4.124% 1/1/35 (i)	1,686	1,663
4.256% 3/1/35 (i)	1,649	1,627
4.298% 5/1/35 (i)	2,945	2,910
4.301% 12/1/34 (i)	1,904	1,858
4.328% 1/1/35 (i)	3,973	3,927
4.351% 3/1/35 (i)	2,807	2,740
4.38% 2/1/35 (i)	3,527	3,445
4.438% 2/1/34 (i)	1,705	1,680
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
4.443% 3/1/35 (i)	$ 1,771	$ 1,732
4.454% 6/1/35 (i)	2,445	2,416
4.458% 3/1/35 (i)	2,007	1,963
4.471% 3/1/35 (i)	5,079	4,968
4.5% 5/1/19	4,195	4,038
4.546% 2/1/35 (i)	2,903	2,843
5.003% 4/1/35 (i)	6,473	6,445
5.127% 4/1/35 (i)	6,592	6,542
5.247% 2/1/36 (i)	67,865	67,505
5.5% 3/1/25	10,203	10,090
5.504% 8/1/33 (i)	217	219
6% 5/1/33	16,132	16,238
8.5% 1/1/25 to 9/1/27	625	675
TOTAL FREDDIE MAC		148,714
Government National Mortgage Association - 2.2%
5.5% 4/15/29 to 5/15/34	17,292	17,172
6% 10/15/08 to 10/15/30	8,068	8,191
6.5% 3/15/26 to 8/15/36 (e)	131,091	134,257
6.5% 10/1/36 (d)	33,354	34,100
7% 3/15/23 to 12/15/32	29,429	30,495
7.5% 1/15/07 to 8/15/28	1,890	1,982
8% 9/15/24 to 1/15/30	138	147
8.5% 8/15/29 to 1/15/31	86	93
9% 4/15/23	4	4
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		226,441
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,036,046)		3,032,457
Asset-Backed Securities - 4.4%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (i)	3,275	3,286
Class M2, 6.4244% 2/25/34 (i)	3,700	3,739
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1563% 9/9/30 (c)(i)	2,712	2,759
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	2,099	2,097
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7544% 4/25/34 (i)	$ 1,835	$ 1,835
Class M2, 5.8044% 4/25/34 (i)	1,425	1,425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (i)	1,033	1,036
Series 2004-HE2 Class M1, 5.8744% 4/25/34 (i)	9,700	9,777
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (i)	11,295	11,345
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,486
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7781% 2/28/44 (i)	5,243	5,254
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	12,032	11,958
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,190
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,735
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,229
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (c)(i)	1,449	1,300
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	5,540	5,456
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (i)	6,220	6,220
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	6,384	6,274
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	34,085	34,214
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (i)	11,345	11,389
Series 2004-3 Class M1, 5.8244% 6/25/34 (i)	2,175	2,188
Series 2005-3 Class MV1, 5.7444% 8/25/35 (i)	12,300	12,337
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	6,560	6,490
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	7,921	7,792
Class C, 5.074% 6/15/35 (c)	7,190	7,085
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,645
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.0744% 11/25/33 (i)	515	517
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (i)	600	601
Class M4, 6.2244% 3/25/34 (i)	450	452
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	$ 5,151	$ 5,024
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,821
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.7544% 1/25/35 (i)	2,550	2,567
Class M2, 5.7844% 1/25/35 (i)	3,650	3,669
Class M3, 5.8144% 1/25/35 (i)	1,975	1,989
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	11,986	11,857
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	7,046	7,039
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.8244% 1/25/34 (i)	4,994	4,994
Class M2, 6.4244% 1/25/34 (i)	2,300	2,300
Class M3, 6.6244% 1/25/34 (i)	1,357	1,357
Series 2004-OPT Class A1, 5.6644% 11/25/34 (i)	5,119	5,131
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (i)	3,739	3,745
Series 2003-4 Class M1, 6.1244% 10/25/33 (i)	3,495	3,504
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (i)	2,807	2,813
Class M2, 5.815% 1/20/35 (i)	2,107	2,115
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	32,795	32,847
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(i)	2,314	2,320
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (i)	2,155	2,166
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (i)	2,983	2,989
Class M2, 5.8744% 7/25/34 (i)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (i)	2,830	2,853
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (i)	3,930	3,942
Series 2004-NC2 Class M1, 5.8744% 12/25/33 (i)	4,061	4,086
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (i)	3,605	3,609
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (c)(i)	4,363	4,483
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (i)	2,308	2,310
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(i)(k)	12,180	3,287
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	12,615	5,284
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	$ 6,500	$ 1,359
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (i)	2,150	2,161
Class M4, 6.2994% 6/25/34 (i)	3,585	3,613
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	5,521	5,474
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.4444% 6/25/36 (i)	9,516	9,517
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8544% 3/25/35 (i)	6,910	6,918
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (i)	7,301	7,389
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9244% 11/25/34 (i)	2,830	2,845
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (c)(i)	4,513	3,929
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (c)(i)	9,340	9,340
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.451% 10/25/37 (c)(d)(i)	36,642	36,642
WaMu Master Note Trust Series 2006-C2A Class C2, 5.83% 8/15/15 (c)(i)	17,820	17,820
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	8,425	8,373
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(i)	12,445	12,446
TOTAL ASSET-BACKED SECURITIES (Cost $457,172)		456,614
Collateralized Mortgage Obligations - 10.5%

Private Sponsor - 5.5%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.6544% 5/25/35 (i)	6,949	6,934
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (i)	1,475	1,489
Class 2A1, 4.1644% 12/25/33 (i)	6,877	6,762
Series 2003-L Class 2A1, 3.972% 1/25/34 (i)	12,971	12,670
Series 2004-1 Class 2A2, 4.6976% 10/25/34 (i)	11,143	10,977
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (i)	3,122	3,177
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 2A2, 4.1038% 3/25/34 (i)	$ 4,913	$ 4,802
Series 2004-C Class 1A1, 3.3338% 4/25/34 (i)	6,807	6,882
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (i)	9,053	9,020
Class 2A2, 4.1985% 5/25/34 (i)	13,487	13,209
Series 2004-G Class 2A7, 4.5587% 8/25/34 (i)	10,214	10,056
Series 2004-H Class 2A1, 4.4693% 9/25/34 (i)	10,850	10,661
Series 2004-J:
Class 1A2, 4.2847% 11/25/34 (i)	3,448	3,436
Class 2A1, 4.7822% 11/25/34 (i)	18,516	18,304
Series 2005-E Class 2A7, 4.6089% 6/25/35 (i)	11,900	11,587
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1057% 8/25/35 (i)	14,232	14,198
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (i)	25,056	25,096
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (i)	1,027	1,027
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (i)	2,055	2,058
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (c)(i)	12,935	12,936
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6325% 12/20/54 (i)	19,250	19,261
Series 2006-1A Class C2, 5.9925% 12/20/54 (c)(i)	9,100	9,100
Series 2006-2 Class C1, 5.97% 12/20/54 (i)	22,100	22,120
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (i)	3,370	3,337
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,694	1,678
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (i)	9,550	9,530
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (i)	7,205	7,277
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.4394% 11/25/29 (i)	5,905	5,906
Series 2004-G Class A2, 5.8719% 11/25/29 (i)	3,735	3,738
Series 2005-B Class A2, 5.5475% 7/25/30 (i)	5,786	5,789
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (i)	15,957	15,975
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,482	3,517
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,286	1,298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.92% 7/10/35 (c)(i)	$ 13,313	$ 13,569
Class B4, 7.12% 7/10/35 (c)(i)	10,103	10,318
Class B5, 7.72% 7/10/35 (c)(i)	9,536	9,827
Class B6, 8.22% 7/10/35 (c)(i)	4,343	4,444
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (c)(i)	4,616	4,705
Class B4, 7.02% 6/10/35 (c)(i)	4,132	4,219
Class B5, 7.62% 6/10/35 (c)(i)	2,821	2,886
Class B6, 8.12% 6/10/35 (c)(i)	1,674	1,697
Series 2004-A:
Class B4, 6.57% 2/10/36 (c)(i)	5,785	5,871
Class B5, 7.07% 2/10/36 (c)(i)	3,856	3,932
Series 2004-B:
Class B4, 6.47% 2/10/36 (c)(i)	2,124	2,164
Class B5, 6.92% 2/10/36 (c)(i)	1,448	1,464
Class B6, 7.37% 2/10/36 (c)(i)	386	389
Series 2004-C:
Class B4, 6.32% 9/10/36 (i)	2,724	2,752
Class B5, 6.72% 9/10/36 (i)	3,016	3,040
Class B6, 7.12% 9/10/36 (i)	487	490
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (i)	11,497	11,533
Series 2004-4 Class A, 5.48% 5/20/34 (i)	9,241	9,242
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (i)	19,515	19,591
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.5644% 10/25/35 (i)	10,231	10,228
Class A4, 5.5944% 10/25/35 (i)	18,840	18,810
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (i)	2,700	2,679
WaMu Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (i)	16,994	16,998
Series 2005-AR19 Class A1C1, 5.5144% 12/25/45 (i)	14,047	14,054
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,355	1,391
Series 2004-RA2 Class 2A, 7% 7/25/33	1,990	2,017
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.458% 9/25/34 (i)	$ 9,700	$ 9,666
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (i)	23,286	22,931
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	24,366	23,913
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)	10,909	10,699
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	19,955	19,790
TOTAL PRIVATE SPONSOR		559,116
U.S. Government Agency - 5.0%
Fannie Mae planned amortization class:
Series 2006-45 Class OP, 6/25/36 (l)	11,293	8,454
Series 2006-53 Class PB, 5.5% 1/25/30	20,373	20,287
Series 2006-64:
Class MB, 5.5% 9/25/33	14,041	13,835
Class PB, 5.5% 9/25/33	33,008	32,567
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5744% 10/25/35 (i)	19,991	19,940
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	7,300	6,799
Series 2003-81 Class MX, 3.5% 3/25/24	14,243	13,942
Series 2006-57 Class PC, 5.5% 10/25/32	14,081	13,876
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	16,358	14,803
Series 2004-3 Class BA, 4% 7/25/17	1,284	1,233
Series 2004-70 Class GB, 4.5% 1/25/32	5,962	5,563
Series 2004-86 Class KC, 4.5% 5/25/19	5,642	5,442
Series 2004-95 Class AN, 5.5% 1/25/25	4,634	4,672
Freddie Mac planned amortization class:
Series 3033 Class UD, 5.5% 10/15/30	8,345	8,335
Series 3178:
Class PB, 5.5% 4/15/30	23,374	23,263
Class PC, 5.5% 12/15/32	7,453	7,355
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	15,240	15,349
Series 2006-15 Class OP, 3/25/36 (l)	12,893	9,172
Series 2425 Class JH, 6% 3/15/17	8,127	8,237
Series 2498 Class PD, 5.5% 2/15/16	4,067	4,061
Series 2614 Class TD, 3.5% 5/15/16	47,402	44,925
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2649 Class TQ, 3.5% 12/15/21	$ 17,001	$ 16,723
Series 2665 Class PB, 3.5% 6/15/23	2,358	2,304
Series 2689 Class HC, 3.5% 9/15/26	6,465	6,249
Series 2695 Class GC, 4.5% 11/15/18	11,641	11,250
Series 2760 Class EB, 4.5% 9/15/16	28,779	27,859
Series 2773 Class EG, 4.5% 4/15/19	6,187	5,894
Series 2775:
Class OD, 4.5% 10/15/17	20,875	19,987
Class OE, 4.5% 4/15/19	31,083	29,090
Series 2836 Class EG, 5% 12/15/32	40,221	38,351
Series 3018 Class UD, 5.5% 9/15/30	9,555	9,539
Series 3075 Class PB, 5.5% 7/15/30	18,780	18,749
Series 3078 Class PB, 5.5% 7/15/29	32,145	32,048
Series 3159 Class TC, 5.5% 6/15/32	7,522	7,424
sequential pay Series 2750 Class ZT, 5% 2/15/34	11,221	9,782
TOTAL U.S. GOVERNMENT AGENCY		517,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,273)		1,076,475
Commercial Mortgage Securities - 5.5%

Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	14,465	14,298
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	22,475	22,131
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (c)(i)	10,873	10,865
Class B, 6.29% 7/14/11 (c)(i)	5,432	5,423
Class C, 6.44% 7/14/11 (c)(i)	10,879	10,871
Class D, 7.07% 7/14/11 (c)(i)	6,275	6,293
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6844% 4/25/34 (c)(i)	7,239	7,252
Class B, 7.2244% 4/25/34 (c)(i)	818	826
Class M1, 5.8844% 4/25/34 (c)(i)	629	631
Class M2, 6.5244% 4/25/34 (c)(i)	629	636
Series 2004-2 Class A, 5.7544% 8/25/34 (c)(i)	7,455	7,483
Series 2004-3:
Class A1, 5.6944% 1/25/35 (c)(i)	8,811	8,839
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A2, 5.7444% 1/25/35 (c)(i)	$ 1,270	$ 1,272
Class M1, 5.8244% 1/25/35 (c)(i)	1,508	1,517
Class M2, 6.3244% 1/25/35 (c)(i)	992	1,004
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,850	6,719
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	4,785	4,740
Series 2004-ESA:
Class B, 4.888% 5/14/16 (c)	7,720	7,657
Class C, 4.937% 5/14/16 (c)	3,395	3,371
Class D, 4.986% 5/14/16 (c)	1,980	1,969
Class E, 5.064% 5/14/16 (c)	6,160	6,143
Class F, 5.182% 5/14/16 (c)	1,480	1,477
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	9,998
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(i)	5,760	6,007
Commercial Mortgage pass thru certificates:
floater Series 2005-F10A:
Class B, 5.56% 4/15/17 (c)(i)	10,865	10,866
Class C, 5.6% 4/15/17 (c)(i)	4,615	4,615
Class D, 5.64% 4/15/17 (c)(i)	3,750	3,751
Class I, 6.18% 4/15/17 (c)(i)	520	520
Class MOA3, 5.63% 3/15/20 (c)(i)	7,035	7,036
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	8,415	8,453
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.57% 2/15/20 (c)(i)	8,630	8,633
Class E, 5.66% 2/15/20 (c)(i)	6,025	6,027
Class F, 5.71% 2/15/20 (c)(i)	2,665	2,666
Class G, 5.85% 2/15/20 (c)(i)	770	770
Class H, 6.08% 2/15/20 (c)(i)	1,095	1,095
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	6,800	7,243
Series 1997-C2 Class D, 7.27% 1/17/35	3,840	3,967
Series 1998-C1 Class D, 7.17% 5/17/40	7,455	7,952
Series 1999-C1 Class E, 7.8822% 9/15/41 (i)	10,335	11,138
Series 2004-C1 Class ASP, 0.8785% 1/15/37 (c)(i)(k)	186,936	5,347
Series 2006-OMA:
Class H, 5.805% 5/15/23 (c)(i)	2,825	2,761
Class J, 5.805% 5/15/23 (c)(i)	4,770	4,620
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 5,730	$ 5,929
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,737
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	3,135	3,318
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,092	2,108
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.098% 11/10/38 (i)(k)	102,008	3,497
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (i)	1,645	1,672
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	11,925	11,425
Series 2003-47 Class C, 4.227% 10/16/27	11,084	10,783
Series 2003-59 Class D, 3.654% 10/16/27	18,000	16,798
Series 2003-47 Class XA, 0.1774% 6/16/43 (i)(k)	44,719	2,492
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7177% 12/10/41 (i)(k)	16,722	390
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	4,940	4,868
Series 2006-GG7 Class A3, 6.1101% 7/10/38	14,490	14,969
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	15,710	16,581
Series 2003-C1 Class A2A, 3.59% 1/10/40	9,075	8,881
Series 1998-GLII Class E, 6.9706% 4/13/31 (i)	1,710	1,754
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	22,025	22,203
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	9,690	10,287
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (c)	3,485	3,669
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425	11,156
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2005-C3 Class A2, 4.553% 7/15/30	5,345	5,230
Series 2001-C3 Class B, 6.512% 6/15/36	8,035	8,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	$ 11,400	$ 10,201
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,545	3,507
Series 2005-MCP1 Class A2, 4.556% 6/12/43	6,475	6,318
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	10,640	10,698
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	5,765	5,848
Class A3, 5.98% 8/12/41 (i)	5,105	5,239
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3, 5.4413% 3/12/16 (i)	15,510	15,557
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,140	7,221
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	9,000	9,120
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	5,069	5,180
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,599
Series 2006-C24 Class A2, 5.506% 3/15/45	40,465	40,764
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(i)	6,690	6,509
Class 180B, 5.3979% 10/15/41 (c)(i)	3,000	2,947
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $573,455)		567,791
Municipal Securities - 0.0%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,889)	5,000	5,864
Foreign Government and Government Agency Obligations - 0.3%

Israeli State 4.625% 6/15/13	12,555	11,864
United Mexican States 5.875% 1/15/14	16,280	16,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,976)		28,429
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	$ 6,585	$ 6,953
Fixed-Income Funds - 20.0%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (j)	1,000,451	98,514
Fidelity Ultra-Short Central Fund (j)	19,702,539	1,960,403
TOTAL FIXED-INCOME FUNDS (Cost $2,060,952)		2,058,917
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	$ 15,235	15,348
TOTAL PREFERRED SECURITIES (Cost $15,235)		15,348
Cash Equivalents - 2.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.29%, dated 8/31/06 due 9/1/06	$ 235,316	235,281
5.29%, dated 8/31/06 due 9/1/06 (a)	29,298	29,294
TOTAL CASH EQUIVALENTS (Cost $264,575)		264,575
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $11,814,051)		11,794,363
NET OTHER ASSETS - (14.6)%		(1,500,600)
NET ASSETS - 100%		$ 10,293,763
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 3,200	$ 51
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.6913% 11/25/34	Dec. 2034	3,380	49
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	2,971	35
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,971	37
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,971	44
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(97)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Sept. 2034	9,300	(2)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ 2
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% Series 2005-WHQ2 Class M6 5/25/35	June 2035	3,200	6
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	11
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	22
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	4
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	8
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 374	$ 3
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	730	2
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	581	1
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(7)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	79
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	35
Receive quarterly notional amount multiplied by .20% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (g)	Dec. 2007	74,500	134
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 17,065	$ 42
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,540	31
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	184
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	78
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	41
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	17,600	90
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (h)	June 2011	96,800	150
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	35,000	164
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 22,335	$ 91
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	14,815	59
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	57
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	544
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	207
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	176
TOTAL CREDIT DEFAULT SWAPS		562,298	2,342
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 140,000	$ (3,361)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(689)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(1,244)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	(2,085)
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	280,030	3,228
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	302,645	1,201
TOTAL INTEREST RATE SWAPS		1,140,225	(2,950)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	105,000	1,829
		$ 1,807,523	$ 1,221
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,807,000 or 7.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,264,000.
(g) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Four months ended August 31, 2006 Income earned (Amounts in thousands)	Year ended April 30, 2006 Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,773	$ 2,729
Fidelity Ultra-Short Central Fund	30,450	47,063
Total	$ 32,223	$ 49,792

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value at April 30, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 69,107	$ 29,167*	$ -	$ 98,514	47.6%
Fidelity Ultra-Short Central Fund	1,560,165	400,040	-	1,960,403	23.4%
Total	$ 1,629,272	$ 429,207	$ -	$ 2,058,917

* Represents the value of shares received through in-kind contributions.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
United Kingdom	2.8%
Cayman Islands	1.4%
Others (individually less than 1%)	5.9%
100.0%
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $125,558,000 of which $731,000 expires on August 31, 2013 and the remainder expires on August 31, 2014. Of the loss carryforwards expiring on August 31, 2013, $731,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $28,720 and repurchase agreements of $264,575) - See accompanying schedule: Unaffiliated issuers (cost $9,753,099)	$ 9,735,446
Affiliated Central Funds (cost $2,060,952)	2,058,917
Total Investments (cost $11,814,051)		$ 11,794,363
Commitment to sell securities on a delayed delivery basis	(34,123)
Receivable for securities sold on a delayed delivery basis	34,095	(28)
Receivable for investments sold, regular delivery		52,957
Cash		2
Receivable for swap agreements		130
Receivable for fund shares sold		7,918
Interest receivable		79,899
Swap agreements, at value		1,221
Other receivables		67
Total assets		11,936,529

Liabilities
Payable for investments purchased Regular delivery	$ 83,115
Delayed delivery	1,519,698
Payable for fund shares redeemed	5,633
Distributions payable	1,073
Accrued management fee	2,707
Distribution fees payable	33
Other affiliated payables	1,180
Other payables and accrued expenses	33
Collateral on securities loaned, at value	29,294
Total liabilities		1,642,766

Net Assets		$ 10,293,763
Net Assets consist of:
Paid in capital		$ 10,414,269
Undistributed net investment income		11,929
Accumulated undistributed net realized gain (loss) on investments		(113,941)
Net unrealized appreciation (depreciation) on investments		(18,494)
Net Assets		$ 10,293,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,580 ÷ 6,201 shares)	$ 7.35

Maximum offering price per share (100/95.25 of $7.35)	$ 7.72
Class T: Net Asset Value and redemption price per share ($58,716 ÷ 7,985 shares)	$ 7.35

Maximum offering price per share (100/96.50 of $7.35)	$ 7.62
Class B: Net Asset Value and offering price per share ($9,462 ÷ 1,286 shares)A	$ 7.36

Class C: Net Asset Value and offering price per share ($9,993 ÷ 1,358 shares)A	$ 7.36

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($10,140,626 ÷ 1,378,852 shares)	$ 7.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,386 ÷ 3,992 shares)	$ 7.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006

Investment Income
Dividends	$ 344	$ -
Interest	129,776	305,454
Income from affiliated Central Funds	32,223	49,792
Total income	162,343	355,246

Expenses
Management fee	$ 9,241	$ 24,689
Transfer agent fees	2,941	7,988
Distribution fees	128	351
Accounting and security lending fees	-	110
Fund wide operations fee	850	1,909
Independent trustees' compensation	11	31
Appreciation in deferred trustee compensation account	-	2
Custodian fees and expenses	-	14
Registration fees	-	12
Audit	-	8
Legal	-	2
Miscellaneous	5	19
Total expenses before reductions	13,176	35,135
Expense reductions	(231)	(465)
Total expenses	12,945	34,670
Net investment income	149,398	320,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,205)	(28,344)
Swap agreements	(120)	(9,904)
Total net realized gain (loss)	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation) on: Investment securities	136,790	(175,529)
Swap agreements	9,322	(9,287)
Delayed delivery commitments	(28)	(13)
Total change in net unrealized appreciation (depreciation)	146,084	(184,829)
Net gain (loss)	128,759	(223,077)
Net increase (decrease) in net assets resulting from operations	$ 278,157	$ 97,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006	Year ended April 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,398	$ 320,576	$ 210,849
Net realized gain (loss)	(17,325)	(38,248)	99,455
Change in net unrealized appreciation (depreciation)	146,084	(184,829)	7,281
Net increase (decrease) in net assets resulting from operations	278,157	97,499	317,585
Distributions to shareholders from net investment income	(127,262)	(304,745)	(211,677)
Distributions to shareholders from net realized gain	-	(66,460)	(80,651)
Total distributions	(127,262)	(371,205)	(292,328)
Share transactions - net increase (decrease)	1,985,853	1,599,350	1,000,708
Total increase (decrease) in net assets	2,136,748	1,325,644	1,025,965

Net Assets
Beginning of period	8,157,015	6,831,371	5,805,406
End of period (including undistributed net investment income of $11,929, $289, and $4,438, respectively)	$ 10,293,763	$ 8,157,015	$ 6,831,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.210	.092	.368	.129	.512
Distributions from net investment income	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.207	.074	.371	.120	.504
Distributions from net investment income	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.201	.023	.320	.071	.469
Distributions from net investment income	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.199	.017	.316	.066	.467
Distributions from net investment income	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	206% A, J	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Income from Investment Operations
Net investment income D	.124	.317	.254	.240	.290	.379
Net realized and unrealized gain (loss)	.092	(.206)	.130	(.095)	.483	.158
Total from investment operations	.216	.111	.384	.145	.773	.537
Distributions from net investment income	(.106)	(.301)	(.254)	(.245)	(.283)	(.377)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)	(.010)
Total distributions	(.106)	(.371)	(.354)	(.375)	(.403)	(.387)
Net asset value, end of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Total Return B, C	3.01%	1.48%	5.26%	1.89%	10.82%	7.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of fee waivers, if any	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of all reductions	.45% A	.46%	.61%	.63%	.66%	.66%
Net investment income	5.12% A	4.29%	3.39%	3.16%	3.86%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274	$ 4,056
Portfolio turnover rate F	206% A, H	145%	227%	238%	276%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.215	.108	.383	.155	.523
Distributions from net investment income	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.49% A	.50%	.59%	.64%	.56% A
Net investment income	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	206% A, I	145%	227%	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from April 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the four month period ended August 31, 2006 and the one year period ended April 30, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from CIP), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 93,937
Unrealized depreciation	(114,338)
Net unrealized appreciation (depreciation)	(20,401)
Undistributed ordinary income	25,527
Capital loss carryforward	(125,558)

Cost for federal income tax purposes	$ 11,814,764

The tax character of distributions paid was as follows:

	Four months ended August 31, 2006	April 30, 2006	April 30, 2005
Ordinary Income	$ 127,262	$ 323,808	$ 248,105
Long-term Capital Gains	-	47,397	44,223
Total	$ 127,262	$ 371,205	$ 292,328

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,231,454 and $411,323, respectively for the four month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% (.30% prior to June 1, 2005) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the periods ended August 31, 2006 and April 30, 2006, the management fee was equivalent to an annualized rate of .32% and an annual rate of .33%, respectively, of the Fund's average net assets.

Effective upon the completion of the reorganization with Spartan Investment Grade Bond Fund, the Fund entered into a new expense contract with FMR which will not allow expenses for the Investment Grade Bond share class to be increased above the current limit of .45% of the class' average net assets without shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and April 30, 2006, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Four months ended August 31, 2006		April 30, 2006
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20	$ 2	$ 49	$ -
Class T	0%	.25%	48	1	136	2
Class B	.65%	.25%	28	21	86	63
Class C	.75%	.25%	32	10	80	23
			$ 128	$ 34	$ 351	$ 88

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the four month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	2
Class B*	6
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. Prior to June 1, 2005, FSC also received account fees in addition to the asset-based fee. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and April 30, 2006, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Four months ended August 31, 2006		April 30, 2006
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 28.21		$ 66.21
Class T	42.22		122.22
Class B	8.25		24.25
Class C	8.23		19.24
Investment Grade Bond	2,842.10		7,726.11
Institutional Class	13.14		31.14
	$ 2,941		$ 7,988

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. Under a separate contract, FSC administers the security lending program. Effective June 1, 2005, FMR pays for these fees. Prior to June 1, 2005, the accounting fee was based on the level of average net assets for the month and the security lending fee was based on the number and duration of lending transactions.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), which became effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. Effective upon the completion of the reorganization with Spartan Investment Grade Bond Fund, the .35% fee can not be increased without shareholder approval. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and April 30, 2006, the FWOE fee was equivalent to an annualized rate of .03% of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in loans and other direct debt instruments and derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and April 30, 2006, amounted to $5 and $14, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities for the period ended August 31, 2006 and April 30, 2006, amounted to $163 and $128, respectively.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended August 31, 2006, these credits reduced the management fee by $7. During the period ended April 30, 2006, these credits reduced the Fund's custody expenses by $14. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Four months ended August 31, 2006	April 30, 2006
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 1	$ 1
Class T	2	3
Investment Grade Bond	221	447
	$ 224	$451

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

At the end of the period, FMR or its affiliates were the owners of record of 41% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
From net investment income
Class A	$ 557	$ 1,232	$ 869
Class T	768	2,022	1,202
Class B	105	289	205
Class C	104	234	169
Investment Grade Bond	125,340	300,091	208,879
Institutional Class	388	877	353
Total	$ 127,262	$ 304,745	$ 211,677
From net realized gain
Class A	$ -	$ 293	$ 318
Class T	-	479	496
Class B	-	86	112
Class C	-	71	96
Investment Grade Bond	-	65,359	79,525
Institutional Class	-	172	104
Total	$ -	$ 66,460	$ 80,651

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class A
Shares sold	1,787	5,817	3,493
Reinvestment of distributions	74	170	65
Shares redeemed	(775)	(4,972)	(2,416)
Net increase (decrease)	1,086	1,015	1,142
Class T
Shares sold	1,019	3,807	3,871
Reinvestment of distributions	104	334	225
Shares redeemed	(1,054)	(2,644)	(1,686)
Net increase (decrease)	69	1,497	2,410

Annual Report

10. Share Transactions - continued

	Shares
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class B
Shares sold	115	488	306
Reinvestment of distributions	11	41	35
Shares redeemed	(151)	(388)	(335)
Net increase (decrease)	(25)	141	6
Class C
Shares sold	183	850	397
Reinvestment of distributions	12	35	31
Shares redeemed	(126)	(474)	(443)
Net increase (decrease)	69	411	(15)
Investment Grade Bond
Shares sold	69,585	296,083	201,524
Issued in exchange for shares of Spartan Investment Grade Bond Fund	250,883	-	-
Reinvestment of distributions	16,933	48,523	37,730
Shares redeemed	(66,028)	(132,782)	(111,431)
Net increase (decrease)	271,373	211,824	127,823
Institutional Class
Shares sold	907	1,805	1,969
Reinvestment of distributions	46	125	58
Shares redeemed	(517)	(515)	(266)
Net increase (decrease)	436	1,415	1,761
	Dollars
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class A
Shares sold	$ 12,921	$ 42,930	$ 26,275
Reinvestment of distributions	536	1,256	490
Shares redeemed	(5,603)	(36,700)	(18,200)
Net increase (decrease)	$ 7,854	$ 7,486	$ 8,565
Class T
Shares sold	$ 7,370	$ 28,191	$ 29,055
Reinvestment of distributions	757	2,473	1,687
Shares redeemed	(7,604)	(19,510)	(12,629)
Net increase (decrease)	$ 523	$ 11,154	$ 18,113

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Dollars
	Four months ended August 31,	Years ended April 30,
	2006	2006	2005
Class B
Shares sold	$ 830	$ 3,626	$ 2,293
Reinvestment of distributions	82	301	262
Shares redeemed	(1,094)	(2,863)	(2,511)
Net increase (decrease)	$ (182)	$ 1,064	$ 44
Class C
Shares sold	$ 1,328	$ 6,307	$ 2,982
Reinvestment of distributions	89	261	234
Shares redeemed	(914)	(3,511)	(3,318)
Net increase (decrease)	$ 503	$ 3,057	$ (102)
Investment Grade Bond
Shares sold	$ 506,029	$ 2,186,923	$ 1,513,409
Issued in exchange for shares of Spartan Investment Grade Bond Fund	1,823,921	-	-
Reinvestment of distributions	122,970	359,152	282,446
Shares redeemed	(478,951)	(979,977)	(835,079)
Net increase (decrease)	$ 1,973,969	$ 1,566,098	$ 960,776
Institutional Class
Shares sold	$ 6,594	$ 13,369	$ 14,872
Reinvestment of distributions	334	926	438
Shares redeemed	(3,742)	(3,804)	(1,998)
Net increase (decrease)	$ 3,186	$ 10,491	$ 13,312

11. Reorganization.

On July 28, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Spartan Investment Grade Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on April 20, 2006. The acquisition was accomplished by an exchange of 250,883 shares of Investment Grade Bond class for the 178,345 shares then outstanding (valued at $10.23) of Spartan Investment Grade Bond Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders. Spartan Investment Grade Bond Fund's net assets, including $(19,309) of unrealized depreciation, were combined with the Fund's net assets of $8,190,101 for total net assets after the acquisition of $10,014,022.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005- present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003- present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006- present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001- present), and Brinker International (restaurant management, 2003- present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jeffrey Moore (40)

Year of Election or Appointment: 2004

Vice President of Investment Grade Bond. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 8.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $127,261,654 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Investment Grade Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Investment Grade Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Investment Grade Bond (retail class) was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Fidelity Investment Grade Bond (retail class) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Investment Grade Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements had been in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIGBI-UANN-1006
1.784724.104

Fidelity®

Short-Term Bond

Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past four months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Performance data reflects returns for periods ended August 31, 2006.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	3.36%	3.69%	5.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund on August 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Short-Term Bond Fund

A weak start, a strong finish and a modestly positive overall return highlighted investment-grade bond performance for the year ending August 31, 2006. Bonds sank in the first two months of the period after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings - which strip out volatile food and energy prices - remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the 12-month period as a whole according the Lehman Brothers® Aggregate Bond Index.

The fund returned 3.36% for the 12 months ending August 31, 2006 - the fund's new fiscal year end. In comparison, the Lehman Brothers 1-3 Year Government/Credit Bond Index rose 3.09%. For the four months ending August 31, 2006 - the period since I last reported to you - the fund gained 1.95%, while the Lehman Brothers index rose 1.86%. Boosting our returns relative to the index during the past year was advantageous sector positioning, led by a heavy emphasis on non-government bonds, including structured products such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. These structured securities, which I held both directly and through our investment in the Fidelity Ultra-Short Central Fund - a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics - outpaced the index. Also aiding the fund's performance relative to the index was yield-curve positioning. A position in the Fidelity Ultra-Short Central Fund, combined with an overweighting in bonds with maturities of between three and five years, worked in our favor early in the period. Modestly detracting from returns was an underweighting in government agency securities, which performed well during the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,024.20	$ 2.30
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of April 30, 2006
U.S. Government and U.S. Government Agency Obligations 38.0%	U.S. Government and U.S. Government Agency Obligations 36.6%
AAA 20.9%	AAA 22.0%
AA 5.0%	AA 4.8%
A 11.7%	A 10.8%
BBB 18.5%	BBB 17.8%
BB and Below 0.9%	BB and Below 1.5%
Not Rated 1.7%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of August 31, 2006
4 months ago
Years	2.6	2.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
4 months ago
Years	1.7	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006*		As of April 30, 2006**
	Corporate Bonds 20.8%		Corporate Bonds 20.6%
	U.S. Government and U.S. Government Agency Obligations 38.0%		U.S. Government and U.S. Government Agency Obligations 36.6%
	Asset-Backed Securities 21.0%		Asset-Backed Securities 20.1%
	CMOs and Other Mortgage Related Securities 16.6%		CMOs and Other Mortgage Related Securities 17.6%
	Other Investments 0.3%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	7.5%	** Foreign investments	7.1%
* Futures and Swaps	15.1%	** Futures and Swaps	14.1%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.4%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.74% 3/13/09 (f)	$ 11,200	$ 11,213
5.75% 8/10/09	15,600	15,658
		26,871
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	20,789
Media - 2.2%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,542
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	11,704
Continental Cablevision, Inc. 9% 9/1/08	20,700	22,074
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,293
6.4% 8/1/08	3,170	3,208
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,805
Liberty Media Corp.:
6.8294% 9/17/06 (f)	12,107	12,111
7.75% 7/15/09	3,900	4,066
7.875% 7/15/09	5,000	5,226
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	13,179
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,441
3.875% 10/15/08	10,110	9,645
Viacom, Inc. 5.75% 4/30/11 (c)	16,335	16,201
		135,495
TOTAL CONSUMER DISCRETIONARY		183,155
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (c)(f)	5,935	6,048
Kraft Foods, Inc. 4% 10/1/08	7,770	7,571
		13,619
Tobacco - 0.2%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,552
TOTAL CONSUMER STAPLES		23,171
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,415	$ 6,302
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,275
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (c)	7,822	7,619
Duke Capital LLC:
4.37% 3/1/09	9,565	9,328
7.5% 10/1/09	9,800	10,394
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,344
4.625% 10/15/09	11,730	11,410
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	8,100	8,026
6.3% 2/1/09	2,005	2,031
Pemex Project Funding Master Trust:
6.125% 8/15/08	15,990	16,054
9.125% 10/13/10	10,000	11,160
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	5,133	5,059
4.633% 6/15/10 (c)	3,084	3,040
		101,740
TOTAL ENERGY		108,042
FINANCIALS - 6.7%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	14,750	14,333
4.25% 9/4/12 (f)	7,460	7,389
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (f)	4,700	4,719
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	3,260	3,153
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,744
Morgan Stanley:
3.625% 4/1/08	425	414
5.8% 4/1/07	1,500	1,502
		38,254
Commercial Banks - 0.4%
Bank One Corp. 6% 8/1/08	4,700	4,756
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,470
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,184
4.75% 7/20/09	5,500	5,419
		26,829
Consumer Finance - 0.8%
American General Finance Corp. 4.5% 11/15/07	5,200	5,150
Household Finance Corp.:
4.125% 12/15/08	4,170	4,067
4.75% 5/15/09	8,978	8,877
6.4% 6/17/08	2,715	2,765
Household International, Inc. 5.836% 2/15/08	10,500	10,571
HSBC Finance Corp. 4.125% 3/11/08	13,140	12,925
MBNA Capital I 8.278% 12/1/26	4,885	5,108
		49,463
Diversified Financial Services - 0.8%
Aspetuck Trust 5.7869% 10/16/06 (f)(i)	13,080	13,151
Bank of America Corp. 7.4% 1/15/11	485	523
Iberbond 2004 PLC 4.826% 12/24/17 (i)	11,628	11,236
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (f)	1,750	1,729
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	8,150	8,148
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,024
Keycorp Institutional Capital B 8.25% 12/15/26	7,850	8,212
Prime Property Funding II 6.25% 5/15/07 (c)	6,000	6,008
		54,031
Insurance - 0.7%
Hartford Financial Services Group, Inc. 5.55% 8/16/08	3,565	3,579
The Chubb Corp.:
4.934% 11/16/07	15,345	15,265
5.472% 8/16/08	15,000	15,016
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,125
5.75% 3/15/07	3,818	3,825
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,756
		47,566
Real Estate Investment Trusts - 2.5%
Arden Realty LP 8.5% 11/15/10	7,855	8,781
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,203
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 9,995	$ 9,685
5.625% 12/15/10	7,470	7,470
BRE Properties, Inc.:
5.95% 3/15/07	3,310	3,320
7.2% 6/15/07	6,690	6,755
Camden Property Trust:
4.375% 1/15/10	5,440	5,276
5.875% 6/1/07	3,305	3,313
Colonial Properties Trust:
4.75% 2/1/10	5,005	4,859
7% 7/14/07	4,784	4,835
Developers Diversified Realty Corp.:
3.875% 1/30/09	11,505	11,093
5% 5/3/10	4,910	4,830
7% 3/19/07	7,905	7,966
Duke Realty LP 5.625% 8/15/11	1,845	1,848
iStar Financial, Inc. 6.55% 3/12/07 (f)	12,630	12,701
JDN Realty Corp. 6.95% 8/1/07	3,215	3,213
Simon Property Group LP:
4.6% 6/15/10	8,660	8,422
4.875% 8/15/10	13,630	13,352
5.6% 9/1/11	8,605	8,627
6.875% 11/15/06	14,862	14,894
Tanger Properties LP 9.125% 2/15/08	9,630	10,063
		156,506
Real Estate Management & Development - 0.4%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	6,260	6,329
EOP Operating LP:
4.65% 10/1/10	5,728	5,535
6.763% 6/15/07	8,650	8,725
7.75% 11/15/07	3,100	3,178
		23,767
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 5.625% 5/15/07	3,765	3,768
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp. 6.875% 6/29/07 (f)	$ 15,000	$ 15,077
Washington Mutual, Inc. 4.375% 1/15/08	11,170	11,026
		29,871
TOTAL FINANCIALS		426,287
INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.3%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	121	121
FedEx Corp. 5.5% 8/15/09	18,575	18,670
		18,791
Airlines - 0.9%
America West Airlines pass thru certificates 7.33% 7/2/08	8,211	8,252
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,768	1,791
6.978% 10/1/12	393	404
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,483
7.056% 3/15/11	2,110	2,175
United Airlines pass thru certificates:
6.071% 9/1/14	5,237	5,237
6.201% 3/1/10	4,330	4,335
6.602% 9/1/13	10,599	10,598
7.186% 10/1/12	10,000	10,200
		58,475
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 3.75% 4/1/09	6,060	5,730
TOTAL INDUSTRIALS		82,996
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 4.608% 11/16/07	24,000	23,782
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,516
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 6,130	$ 5,981
TOTAL MATERIALS		10,497
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,822
AT&T Corp. 6% 3/15/09	15,575	15,771
BellSouth Corp. 4.2% 9/15/09	7,115	6,878
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	19,795
Sprint Capital Corp. 6% 1/15/07	11,760	11,775
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,630
4% 1/15/10	15,080	14,329
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,387
Telefonos de Mexico SA de CV:
4.5% 11/19/08	12,600	12,315
4.75% 1/27/10	12,910	12,529
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,410
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,351
7.25% 12/1/10	13,925	14,859
		186,851
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	17,610	16,995
Vodafone Group PLC 5.5% 6/15/11	20,000	19,886
		36,881
TOTAL TELECOMMUNICATION SERVICES		223,732
UTILITIES - 3.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,931
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,740
Exelon Corp. 4.45% 6/15/10	14,150	13,638
FirstEnergy Corp. 5.5% 11/15/06	13,022	13,020
Monongahela Power Co. 5% 10/1/06	5,685	5,681
Pepco Holdings, Inc.:
4% 5/15/10	4,570	4,328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
5.5% 8/15/07	$ 16,221	$ 16,213
Progress Energy, Inc.:
5.85% 10/30/08	4,000	4,032
7.1% 3/1/11	20,505	21,875
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,898
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,537
		112,893
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,922
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.:
6.125% 9/1/09	11,680	11,877
6.35% 4/1/07	11,715	11,763
Duke Capital LLC 4.331% 11/16/06	4,805	4,792
TXU Corp. 4.8% 11/15/09	6,500	6,240
		34,672
Multi-Utilities - 0.9%
Dominion Resources, Inc. 4.125% 2/15/08	9,925	9,748
DTE Energy Co. 5.63% 8/16/07	11,380	11,383
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,145
NiSource, Inc. 3.628% 11/1/06	6,050	6,031
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,867
Sempra Energy:
4.621% 5/17/07	9,545	9,488
4.75% 5/15/09	4,475	4,405
		58,067
TOTAL UTILITIES		210,554
TOTAL NONCONVERTIBLE BONDS (Cost $1,301,436)		1,292,216
U.S. Government and Government Agency Obligations - 19.5%

U.S. Government Agency Obligations - 6.9%
Fannie Mae:
3.25% 8/15/08	12,882	12,441
3.25% 2/15/09	128,000	122,726
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4% 9/2/08 (b)	$ 73,170	$ 71,494
Freddie Mac:
2.7% 3/16/07	84,000	82,802
3.875% 6/15/08	152,291	149,190
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		438,653
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	45,155	46,672
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds 12% 8/15/13	61,275	69,494
U.S. Treasury Notes:
3.375% 2/15/08 (b)	250,000	244,785
3.75% 5/15/08 (e)	306,903	301,540
4.375% 11/15/08 (b)	55,000	54,555
4.875% 5/15/09	84,000	84,318
TOTAL U.S. TREASURY OBLIGATIONS		754,692
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,251,561)		1,240,017
U.S. Government Agency - Mortgage Securities - 10.5%

Fannie Mae - 7.9%
3.738% 10/1/33 (f)	756	740
3.744% 1/1/35 (f)	1,032	1,015
3.748% 12/1/34 (f)	678	666
3.75% 1/1/34 (f)	683	668
3.757% 10/1/33 (f)	627	614
3.788% 6/1/34 (f)	2,945	2,867
3.796% 12/1/34 (f)	156	153
3.81% 6/1/33 (f)	551	542
3.82% 10/1/33 (f)	9,476	9,289
3.834% 1/1/35 (f)	1,873	1,841
3.838% 4/1/33 (f)	2,046	2,014
3.846% 1/1/35 (f)	635	624
3.851% 10/1/33 (f)	17,458	17,150
3.866% 1/1/35 (f)	1,125	1,109
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.88% 6/1/33 (f)	$ 2,759	$ 2,715
3.898% 10/1/34 (f)	765	758
3.905% 12/1/34 (f)	732	723
3.938% 6/1/34 (f)	5,119	5,004
3.938% 11/1/34 (f)	1,289	1,277
3.941% 5/1/34 (f)	188	189
3.952% 1/1/35 (f)	802	794
3.954% 12/1/34 (f)	614	609
3.955% 12/1/34 (f)	4,181	4,137
3.957% 5/1/33 (f)	216	213
3.992% 1/1/35 (f)	511	505
3.996% 12/1/34 (f)	423	419
3.996% 12/1/34 (f)	759	751
3.998% 2/1/35 (f)	593	586
4.022% 1/1/35 (f)	1,172	1,160
4.029% 1/1/35 (f)	320	316
4.034% 10/1/18 (f)	649	638
4.037% 1/1/35 (f)	468	462
4.041% 2/1/35 (f)	538	532
4.052% 12/1/34 (f)	1,147	1,140
4.058% 1/1/35 (f)	1,092	1,078
4.079% 2/1/35 (f)	1,053	1,040
4.082% 4/1/33 (f)	259	256
4.083% 2/1/35 (f)	346	342
4.086% 2/1/35 (f)	387	382
4.094% 11/1/34 (f)	887	878
4.102% 2/1/35 (f)	1,949	1,932
4.108% 1/1/35 (f)	1,180	1,166
4.114% 1/1/35 (f)	1,144	1,134
4.116% 2/1/35 (f)	1,335	1,320
4.126% 1/1/35 (f)	1,957	1,936
4.14% 7/1/34 (f)	3,283	3,220
4.143% 2/1/35 (f)	964	954
4.144% 1/1/35 (f)	2,035	2,020
4.156% 1/1/35 (f)	2,072	2,062
4.162% 10/1/34 (f)	1,559	1,553
4.171% 1/1/35 (f)	1,651	1,612
4.181% 10/1/34 (f)	1,666	1,658
4.181% 11/1/34 (f)	266	265
4.187% 1/1/35 (f)	991	983
4.202% 1/1/35 (f)	575	571
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.25% 1/1/34 (f)	$ 1,012	$ 997
4.25% 2/1/34 (f)	807	794
4.25% 2/1/35 (f)	685	670
4.272% 3/1/35 (f)	608	601
4.274% 2/1/35 (f)	352	350
4.275% 8/1/33 (f)	1,244	1,232
4.282% 7/1/34 (f)	493	493
4.287% 12/1/34 (f)	394	389
4.29% 6/1/33 (f)	427	423
4.294% 1/1/34 (f)	5,086	5,016
4.296% 10/1/33 (f)	329	325
4.297% 3/1/33 (f)	297	290
4.3% 1/1/34 (f)	1,102	1,086
4.3% 10/1/34 (f)	166	165
4.306% 5/1/35 (f)	838	830
4.31% 3/1/33 (f)	938	929
4.313% 3/1/33 (f)	408	399
4.327% 3/1/35 (f)	1,443	1,429
4.337% 9/1/34 (f)	2,065	2,047
4.346% 10/1/34 (f)	2,390	2,375
4.349% 1/1/35 (f)	2,104	2,088
4.35% 1/1/35 (f)	848	830
4.351% 9/1/34 (f)	841	840
4.356% 4/1/35 (f)	378	375
4.362% 2/1/34 (f)	1,794	1,770
4.39% 12/1/34 (f)	3,398	3,371
4.391% 11/1/34 (f)	1,782	1,766
4.393% 10/1/34 (f)	4,288	4,220
4.394% 5/1/35 (f)	1,869	1,855
4.396% 2/1/35 (f)	1,239	1,214
4.401% 10/1/34 (f)	7,412	7,357
4.406% 10/1/34 (f)	2,821	2,809
4.423% 10/1/34 (f)	3,070	3,064
4.426% 1/1/35 (f)	773	767
4.438% 3/1/35 (f)	938	919
4.456% 8/1/34 (f)	2,333	2,305
4.464% 5/1/35 (f)	634	629
4.481% 5/1/35 (f)	5,703	5,684
4.494% 1/1/35 (f)	857	849
4.497% 8/1/34 (f)	1,329	1,339
4.514% 10/1/35 (f)	363	360
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.515% 8/1/35 (f)	$ 1,593	$ 1,579
4.516% 7/1/34 (f)	3,139	3,098
4.532% 2/1/35 (f)	4,032	4,004
4.537% 7/1/34 (f)	854	851
4.539% 7/1/35 (f)	2,311	2,292
4.54% 2/1/35 (f)	607	603
4.554% 1/1/35 (f)	1,290	1,282
4.554% 2/1/35 (f)	418	415
4.557% 7/1/35 (f)	2,033	2,017
4.56% 9/1/34 (f)	2,379	2,390
4.567% 6/1/35 (f)	2,209	2,192
4.577% 2/1/35 (f)	367	361
4.584% 2/1/35 (f)	2,958	2,909
4.601% 8/1/34 (f)	781	775
4.601% 2/1/35 (f)	3,096	3,065
4.609% 11/1/34 (f)	397	392
4.643% 1/1/33 (f)	488	486
4.645% 3/1/35 (f)	297	296
4.661% 3/1/35 (f)	4,934	4,906
4.703% 6/1/35 (f)	5,760	5,730
4.704% 9/1/34 (f)	230	229
4.708% 10/1/32 (f)	134	133
4.713% 2/1/33 (f)	142	143
4.727% 7/1/34 (f)	1,892	1,876
4.729% 10/1/34 (f)	2,627	2,602
4.732% 10/1/32 (f)	219	222
4.736% 1/1/35 (f)	110	109
4.77% 12/1/34 (f)	326	323
4.778% 12/1/34 (f)	786	779
4.8% 2/1/35 (f)	2,724	2,693
4.803% 12/1/32 (f)	863	863
4.807% 9/1/34 (f)	12,473	12,370
4.808% 8/1/34 (f)	661	661
4.815% 5/1/33 (f)	36	36
4.817% 2/1/33 (f)	994	990
4.818% 11/1/34 (f)	2,107	2,089
4.828% 9/1/34 (f)	2,155	2,139
4.832% 10/1/35 (f)	2,776	2,765
4.837% 9/1/34 (f)	2,655	2,635
4.847% 9/1/34 (f)	233	231
4.855% 10/1/35 (f)	2,102	2,082
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.858% 8/1/34 (f)	$ 2,730	$ 2,711
4.86% 1/1/35 (f)	13,488	13,383
4.876% 7/1/34 (f)	3,556	3,534
4.921% 2/1/35 (f)	7,167	7,106
4.96% 8/1/34 (f)	7,936	7,900
4.989% 12/1/32 (f)	81	81
4.99% 11/1/32 (f)	498	500
4.994% 11/1/35 (f)	47,222	46,817
4.995% 2/1/35 (f)	249	248
5% 3/1/18 to 10/1/18	13,795	13,558
5.007% 9/1/34 (f)	9,572	9,532
5.01% 7/1/34 (f)	341	340
5.021% 4/1/35 (f)	2,295	2,290
5.037% 11/1/34 (f)	165	166
5.091% 5/1/35 (f)	4,094	4,090
5.096% 1/1/34 (f)	641	642
5.1% 9/1/34 (f)	776	774
5.108% 5/1/35 (f)	2,396	2,395
5.15% 1/1/36 (f)	6,608	6,599
5.177% 5/1/35 (f)	2,627	2,617
5.185% 8/1/33 (f)	937	939
5.196% 6/1/35 (f)	2,846	2,848
5.205% 3/1/35 (f)	370	369
5.269% 7/1/35 (f)	360	360
5.359% 12/1/34 (f)	1,073	1,075
5.5% 3/1/13 to 5/1/25	77,097	76,817
5.513% 5/1/36 (f)	4,837	4,862
5.534% 5/1/36 (f)	2,552	2,565
6.5% 11/1/11 to 3/1/35	47,683	48,602
7% 12/1/07 to 5/1/32	6,454	6,598
7.5% 6/1/12 to 11/1/31	435	448
11.5% 11/1/15	167	180
TOTAL FANNIE MAE		500,392
Freddie Mac - 2.5%
3.946% 3/1/34 (f)	7,284	7,110
4.043% 12/1/34 (f)	675	665
4.097% 12/1/34 (f)	979	965
4.124% 1/1/35 (f)	933	920
4.166% 1/1/34 (f)	9,998	9,809
4.256% 3/1/35 (f)	849	838
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
4.285% 3/1/34 (f)	$ 7,175	$ 7,044
4.298% 5/1/35 (f)	1,507	1,490
4.301% 12/1/34 (f)	990	966
4.319% 10/1/34 (f)	1,636	1,625
4.326% 2/1/35 (f)	1,863	1,841
4.328% 1/1/35 (f)	2,204	2,178
4.38% 2/1/35 (f)	1,062	1,037
4.407% 8/1/35 (f)	18,154	17,914
4.438% 2/1/34 (f)	914	900
4.443% 3/1/35 (f)	960	938
4.454% 6/1/35 (f)	1,260	1,244
4.458% 3/1/35 (f)	1,063	1,040
4.546% 2/1/35 (f)	1,560	1,528
4.742% 3/1/33 (f)	325	323
4.773% 10/1/32 (f)	122	123
4.93% 9/1/35 (f)	4,637	4,576
4.93% 11/1/35 (f)	4,117	4,091
5.003% 4/1/35 (f)	4,565	4,545
5.251% 1/1/36 (f)	4,444	4,435
5.305% 6/1/35 (f)	3,159	3,147
5.5% 9/1/21 (d)	28,672	28,563
5.5% 7/1/23 to 4/1/24	15,724	15,550
5.504% 8/1/33 (f)	420	422
5.619% 12/1/35 (f)	7,347	7,386
5.652% 4/1/32 (f)	166	168
5.888% 6/1/35 (f)	2,077	2,095
7.5% 7/1/34	18,571	19,323
8.5% 5/1/27 to 7/1/28	495	535
12% 11/1/19	44	49
TOTAL FREDDIE MAC		155,383
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (f)	1,357	1,341
7% 11/15/27 to 8/15/32	6,261	6,501
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		7,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $668,091)		663,617
Asset-Backed Securities - 19.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	$ 4,002	$ 3,865
Series 2003-3 Class A1, 4.46% 1/25/34	3,948	3,772
Series 2004-2 Class A2, 5.6244% 7/25/34 (f)	10,509	10,544
Series 2004-4 Class A2D, 5.6744% 1/25/35 (f)	1,789	1,795
ACE Securities Corp.:
Series 2003-HE1:
Class M1, 5.9744% 11/25/33 (f)	1,852	1,859
Class M2, 7.0244% 11/25/33 (f)	1,228	1,241
Series 2004-OP1 Class M1, 5.8444% 4/25/34 (f)	835	840
Series 2006-OP1 Class M1, 5.665% 4/25/36 (f)	8,000	8,000
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	8,000	7,836
American Express Credit Account Master Trust Series 2004-C Class C, 5.83% 2/15/12 (c)(f)	7,151	7,168
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	675	671
Class C, 4.22% 7/6/09	720	711
Class D, 5.07% 7/6/10	5,065	5,023
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,453
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,381
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,012
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	15,928
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,628
Series 2006-RM Class A1, 5.37% 10/6/09	14,000	14,009
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10:
Class M1, 6.0244% 11/25/34 (f)	5,485	5,518
Class M5, 6.4744% 11/25/34 (f)	2,425	2,457
Series 2004-R11 Class M1, 5.9844% 11/25/34 (f)	8,015	8,068
Series 2004-R3 Class M2, 6.4744% 5/25/34 (f)	11,810	11,951
Series 2004-R9 Class M5, 6.7244% 10/25/34 (f)	885	899
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.6544% 6/25/32 (f)	981	984
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (c)	15,900	15,607
Argent Securities Trust Series 2006-M1:
Class M7, 6.385% 7/25/36 (f)	4,400	4,400
Class M8, 6.585% 7/25/36 (f)	4,400	4,400
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.1244% 9/25/33 (f)	14,400	14,555
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Argent Securities, Inc.: - continued
Series 2003-W7:
Class A2, 5.7144% 3/1/34 (f)	$ 867	$ 868
Class M1, 6.0144% 3/1/34 (f)	11,700	11,786
Series 2003-W9 Class M1, 6.0144% 3/25/34 (f)	8,200	8,246
Series 2004-W11 Class M2, 6.0244% 11/25/34 (f)	3,030	3,065
Series 2004-W5 Class M1, 5.9244% 4/25/34 (f)	3,990	3,995
Arran Funding Ltd. Series 2005-A Class C, 5.65% 12/15/10 (f)	14,290	14,308
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (f)	675	677
Series 2004-HE3 Class M2, 6.4444% 6/25/34 (f)	3,325	3,359
Series 2005-HE2:
Class M1, 5.7744% 3/25/35 (f)	7,116	7,156
Class M2, 5.8244% 3/25/35 (f)	1,780	1,794
Series 2005-HE3 Class A4, 5.5244% 4/25/35 (f)	9,577	9,580
Series 2006-HE2 Class M3, 5.7144% 3/25/36 (f)	3,195	3,201
Bayview Financial Asset Trust Series 2003-F Class A, 5.8281% 9/28/43 (f)	4,603	4,605
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7781% 2/28/44 (f)	3,557	3,564
Bear Stearns Asset Backed Securities, Inc. Series 2004-HE8:
Class M1, 5.9744% 9/25/34 (f)	7,205	7,249
Class M2, 6.5244% 9/25/34 (f)	3,570	3,589
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,912
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.705% 6/15/10 (f)	4,675	4,696
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,048
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,032
Class C, 5.77% 5/20/10 (c)	990	992
Class D, 6.15% 4/20/11 (c)	1,680	1,683
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,306
Series D, 4.8% 9/15/12	4,585	4,514
Series 2006-B Class A3A, 5.45% 2/15/11	12,500	12,553
Capital One Master Trust:
Series 2001-1 Class B, 5.84% 12/15/10 (f)	8,715	8,751
Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	14,240
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	$ 7,118	$ 6,988
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (c)(f)	890	798
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,299
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.3744% 1/25/33 (f)	4,639	4,641
Chase Credit Card Master Trust Series 2003-6 Class B, 5.68% 2/15/11 (f)	9,850	9,912
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (f)	4,125	4,125
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.8% 6/15/12 (f)	13,025	13,100
Series 2006-C3 Class C3, 5.56% 6/15/11 (f)	12,500	12,500
CIT Equipment Collateral Trust Series 2006-VT1:
Class A3, 5.13% 12/21/08	12,130	12,119
Class B, 5.23% 2/20/13	3,915	3,910
Class D, 5.48% 2/20/13	4,352	4,344
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 6.47% 2/9/09 (f)	13,600	13,649
Series 2003-C1 Class C1, 6.5888% 4/7/10 (f)	12,200	12,378
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 5.7344% 12/25/33 (c)(f)	5,471	5,471
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,096
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (h)	24,670	4,622
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.5744% 7/25/34 (f)	1,848	1,849
Class M1, 5.8244% 5/25/34 (f)	5,200	5,220
Series 2004-3 Class 3A4, 5.5744% 8/25/34 (f)	3,493	3,502
Series 2004-4:
Class A, 5.6944% 8/25/34 (f)	793	794
Class M1, 5.8044% 7/25/34 (f)	3,650	3,672
Class M2, 5.8544% 6/25/34 (f)	4,405	4,427
Series 2005-1 Class M1, 5.7444% 8/25/35 (f)	2,755	2,763
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (c)	2,996	2,985
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,763
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.5944% 5/25/36 (c)(f)	$ 6,873	$ 6,875
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,609
CS First Boston Mortgage Securities Corp.:
Series 2003-6 Class M2, 6.9944% 2/25/34 (f)	735	745
Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,980	7,845
DaimlerChrysler Auto Trust Series 2004-B Class B, 3.89% 1/8/11	3,230	3,163
Discover Card Master Trust I Series 2003-4 Class B1, 5.66% 5/16/11 (f)	11,240	11,296
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	5,532	5,655
Class E, 6.971% 3/8/10 (c)	4,135	4,285
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (c)	3,925	3,897
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	10,525	10,469
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	7,360	7,392
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.3867% 5/28/35 (f)	2,051	2,051
Class AB3, 5.5252% 5/28/35 (f)	752	752
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.4944% 7/25/36 (f)	5,670	5,670
Class M1, 5.6344% 7/25/36 (f)	11,330	11,334
First Franklin Mortgage Loan Trust Series 2006-FF4N Class N1, 5.5% 3/25/36 (c)	2,543	2,537
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	4,955	4,923
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,578
Class B, 3.88% 1/15/10	2,230	2,175
Series 2006-B Class C, 5.68% 6/15/12	9,900	9,923
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.7744% 2/25/34 (f)	468	468
Class M2, 5.8244% 2/25/34 (f)	800	801
Series 2004-C Class 2A2, 5.8744% 8/25/34 (f)	7,355	7,366
Series 2004-D:
Class M4, 6.2744% 11/25/34 (f)	1,160	1,170
Class M5, 6.3244% 11/25/34 (f)	965	973
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fremont Home Loan Trust: - continued
Series 2005-A Class 2A2, 5.5644% 2/25/35 (f)	$ 6,542	$ 6,547
Series 2006-A:
Class M1, 5.685% 5/25/36 (f)	10,000	9,996
Class M2, 5.705% 5/25/36 (f)	6,000	6,012
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	5,760	5,698
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	541,760	5,228
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.665% 4/20/32 (f)	2,769	2,769
GSAMP Trust:
Series 2002-NC1 Class A2, 5.6444% 7/25/32 (f)	26	26
Series 2003-HE2 Class M1, 5.9744% 8/25/33 (f)	2,985	2,998
Series 2004-HE1 Class M1, 5.8744% 5/25/34 (f)	2,078	2,078
Series 2005-MTR1 Class A1, 5.4644% 10/25/35 (f)	8,426	8,426
Series 2006-NC2 Class M4, 5.735% 6/25/36 (f)	9,945	9,945
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.4044% 5/25/30 (c)(f)	16,485	16,485
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.325% 9/20/09 (c)(f)	14,800	14,820
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.6744% 6/25/32 (f)	33	33
Series 2003-3 Class A4, 5.7844% 2/25/33 (f)	2	2
Series 2003-5:
Class A2, 5.6744% 12/25/33 (f)	183	183
Class M2, 7.0544% 12/25/33 (f)	1,505	1,530
Series 2003-7 Class A2, 5.7044% 3/25/34 (f)	888	888
Series 2003-8 Class M1, 6.0444% 4/25/34 (f)	3,860	3,896
Series 2004-1 Class M2, 6.5244% 6/25/34 (f)	3,075	3,105
Series 2004-2 Class A2, 5.6144% 7/25/34 (f)	387	387
Series 2004-3:
Class M1, 5.8944% 8/25/34 (f)	2,035	2,044
Class M2, 6.5244% 8/25/34 (f)	2,220	2,248
Series 2004-6 Class A2, 5.6744% 12/25/34 (f)	2,262	2,266
Series 2005-1 Class M3, 5.8244% 5/25/35 (f)	4,655	4,677
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,536
Household Home Equity Loan Trust Series 2003-2 Class M, 5.905% 9/20/33 (f)	659	659
Household Mortgage Loan Trust Series 2004-HC1 Class A, 5.675% 2/20/34 (f)	1,485	1,486
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.88% 1/18/11 (f)	5,900	5,913
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	$ 9,400	$ 9,446
Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,733
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.785% 1/20/35 (f)	1,408	1,411
Class M2, 5.815% 1/20/35 (f)	1,055	1,059
Series 2005-3 Class A1, 5.585% 1/20/35 (f)	8,668	8,676
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,157
Class C, 4.22% 2/15/12	720	707
Series 2006-1:
Class B, 5.29% 11/15/12	690	690
Class C, 5.34% 11/15/12	895	895
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	14,905	14,960
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(f)	3,981	3,991
Long Beach Mortgage Loan Trust Series 2006-6:
Class 2A3, 5.5438% 7/25/36 (f)	10,340	10,340
Class M4, 5.7538% 7/25/36 (f)	3,065	3,066
Class M5, 5.7838% 7/25/36 (f)	1,915	1,915
Class M6, 5.8438% 7/25/36 (f)	1,915	1,915
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	4,120	4,083
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	1,287	1,298
Class C, 6.125% 4/20/28 (c)	1,287	1,298
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,227
Series 2002-B2 Class B2, 5.71% 10/15/09 (f)	19,400	19,442
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.8369% 9/15/10 (f)	8,000	8,037
Series 1998-G Class B, 5.73% 2/17/09 (f)	9,200	9,201
Series 2000-L Class B, 5.83% 4/15/10 (f)	3,350	3,363
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.8244% 7/25/34 (f)	1,993	1,997
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.9744% 7/25/34 (f)	6,480	6,518
Series 2004-CB6 Class A1, 5.6544% 7/25/35 (f)	811	812
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.6644% 8/25/34 (f)	1,875	1,879
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-WMC3 Class M5, 6.2744% 1/25/35 (f)	$ 5,425	$ 5,488
Series 2006-HE4 Class M4, 5.735% 6/25/36 (f)	6,060	6,060
Series 2006-NC4 Class A2D, 5.625% 6/25/36 (f)	7,135	7,132
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (f)	2,581	2,583
Series 2002-AM3 Class A3, 5.8144% 2/25/33 (f)	470	471
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (c)(f)	2,937	3,018
Series 2003-NC1 Class M1, 6.3744% 11/25/32 (f)	2,410	2,415
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	7,900	2,132
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	6,385	1,363
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	7,415	3,106
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	4,760	1,177
Series 2005-3W Class AIO1, 4.8% 7/25/12 (h)	15,875	2,661
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	3,500	732
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,356
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	12,080	12,009
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,627
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,435
Novastar Mortgage Funding Trust Series 2006-2 Class M1, 5.5944% 6/25/36 (f)	7,145	7,145
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,989	2,963
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.4444% 8/25/36 (f)	7,226	7,227
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.4244% 1/25/35 (f)	7,490	7,589
Series 2004-WCW1:
Class M1, 5.9544% 9/25/34 (f)	2,590	2,621
Class M2, 6.0044% 9/25/34 (f)	1,545	1,559
Class M3, 6.5744% 9/25/34 (f)	2,950	2,985
Series 2004-WCW2:
Class A2, 5.7044% 10/25/34 (f)	1,674	1,676
Class M3, 5.8744% 7/25/35 (f)	2,190	2,202
Series 2004-WHQ2 Class A3E, 5.7444% 2/25/35 (f)	3,056	3,064
Series 2004-WWF1:
Class M2, 6.0044% 2/25/35 (f)	8,715	8,796
Class M3, 6.0644% 2/25/35 (f)	1,075	1,087
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.7281% 9/25/36 (f)	$ 8,037	$ 8,037
Class M5, 5.7581% 9/25/36 (f)	4,005	4,005
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 6.2244% 1/25/35 (f)	1,650	1,666
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	10,213
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 7.1244% 10/25/33 (f)	1,295	1,322
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,819	1,773
Series 2004-RS10 Class MII2, 6.5744% 10/25/34 (f)	10,200	10,399
Series 2005-SP2 Class 1A1, 5.4744% 5/25/44 (f)	4,399	4,400
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	2,413	2,319
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	5,280	5,322
Class E, 6.706% 11/15/35 (c)	1,410	1,404
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.5744% 2/25/34 (f)	1,316	1,316
Class M1, 5.8444% 2/25/34 (f)	2,920	2,930
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	8,480	8,580
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.11% 6/15/21 (f)	8,200	8,247
Series 2004-A:
Class B, 5.9094% 6/15/33 (f)	2,100	2,128
Class C, 6.2794% 6/15/33 (f)	4,915	4,975
Series 2004-B Class C, 5.78% 9/15/33 (f)	8,600	8,613
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,465
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.6244% 11/25/35 (f)	9,780	9,789
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (c)(f)	11,595	11,595
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.53% 6/15/10 (f)	5,350	5,360
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.7544% 9/25/34 (f)	678	681
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 5.4269% 4/13/11 (c)(f)	10,000	10,000
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	$ 1,918	$ 1,914
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,735
Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,027
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,753
Series 2004-4 Class D, 3.58% 5/17/12	2,083	2,045
Series 2005-1 Class D, 4.09% 8/15/12	1,810	1,782
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,190
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(f)	12,500	12,501
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (c)	10,320	10,320
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	3,817	3,776
TOTAL ASSET-BACKED SECURITIES (Cost $1,213,149)		1,212,077
Collateralized Mortgage Obligations - 14.5%

Private Sponsor - 6.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.7244% 1/25/34 (f)	1,685	1,690
Series 2004-2 Class 7A3, 5.7244% 2/25/35 (f)	3,848	3,861
Series 2004-4 Class 5A2, 5.7244% 3/25/35 (f)	1,536	1,540
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.5144% 5/25/46 (f)	9,128	9,110
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1057% 8/25/35 (f)	10,778	10,752
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6044% 1/25/35 (f)	2,587	2,591
Series 2005-2 Class 1A1, 5.5744% 3/25/35 (f)	6,214	6,215
Series 2005-5 Class 1A1, 5.5444% 7/25/35 (f)	4,406	4,405
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.7144% 8/25/36 (f)	7,754	7,754
Class M5, 5.7444% 8/25/36 (f)	5,550	5,552
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	4,625	4,618
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	2,930	2,915
Series 2002-32 Class 2A3, 5% 1/25/18	51	51
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.6944% 5/25/34 (f)	$ 743	$ 744
Series 2004-AR5 Class 11A2, 5.6944% 6/25/34 (f)	1,112	1,113
Series 2004-AR8 Class 8A2, 5.7044% 9/25/34 (f)	1,384	1,391
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.8925% 12/20/54 (f)	6,750	6,749
Series 2005-4:
Class C1, 5.8225% 12/20/54 (f)	5,200	5,201
Class M2, 5.6725% 12/20/54 (f)	5,000	5,001
Series 2006-1A Class C2, 5.9925% 12/20/54 (c)(f)	4,400	4,400
Series 2006-2:
Class C1, 5.97% 12/20/54 (f)	11,475	11,486
Class M2, 5.73% 12/20/54 (f)	3,000	3,002
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.95% 1/20/43 (f)	4,025	4,097
Series 2003-3 Class 1C, 6.95% 1/20/44 (f)	3,650	3,726
Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	551	551
Holmes Financing No. 8 PLC floater Series 2:
Class B, 5.6769% 7/15/40 (f)	2,700	2,701
Class C, 6.2269% 7/15/40 (f)	6,205	6,215
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.7744% 10/25/34 (f)	5,289	5,309
HSI Asset Securitization Corp. Trust floater Series 2006-WMC1 Class M-3, 5.7156% 7/25/36 (f)	7,100	7,103
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.7144% 10/25/34 (f)	1,470	1,473
Series 2004-9:
Class M2, 5.9744% 1/25/35 (f)	1,904	1,911
Class M3, 6.0244% 1/25/35 (f)	1,411	1,415
Class M4, 6.3744% 1/25/35 (f)	720	722
Series 2005-1:
Class M1, 5.7844% 4/25/35 (f)	1,730	1,733
Class M2, 5.8244% 4/25/35 (f)	3,022	3,027
Class M3, 5.8544% 4/25/35 (f)	743	745
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (f)	1,715	1,698
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (c)(f)	3,835	3,846
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.4144% 5/25/46 (f)	14,771	14,760
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,129	1,119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (f)	$ 4,267	$ 4,309
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.5944% 3/25/35 (f)	3,257	3,264
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.7144% 3/25/28 (f)	5,329	5,359
Series 2003-F Class A2, 5.42% 10/25/28 (f)	5,919	5,927
Series 2004-B Class A2, 5.5875% 6/25/29 (f)	3,969	3,969
Series 2004-C Class A2, 5.01% 7/25/29 (f)	5,212	5,206
Series 2004-D Class A2, 5.82% 9/25/29 (f)	4,056	4,060
Series 2005-B Class A2, 5.5475% 7/25/30 (f)	3,760	3,762
Series 2003-E Class XA1, 0.8108% 10/25/28 (f)(h)	27,113	189
Series 2003-G Class XA1, 1% 1/25/29 (h)	23,685	177
Series 2003-H Class XA1, 1% 1/25/29 (c)(h)	20,631	175
MortgageIT Trust floater Series 2004-2:
Class A1, 5.6944% 12/25/34 (f)	3,382	3,379
Class A2, 5.7744% 12/25/34 (f)	4,577	4,614
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (f)	8,238	8,247
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (f)	2,900	2,908
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.02% 6/10/42 (f)	6,790	6,818
Class M, 5.63% 6/10/42 (f)	1,620	1,619
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.6% 6/10/42 (c)(f)	2,450	2,450
Class 2C, 5.68% 6/10/42 (c)(f)	4,465	4,465
Class 3C, 5.8% 6/10/42 (c)(f)	3,845	3,845
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,273	3,306
Series 2005-AR5 Class 1A1, 4.836% 9/19/35 (f)	3,036	3,022
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.4244% 2/25/36 (c)(f)	6,205	6,204
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	2,408	2,411
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(h)	68,872	266
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (f)	1,862	1,862
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater:
Series 2003-6 Class A2, 4.69% 11/20/33 (f)	$ 4,057	$ 4,057
Series 2003-7 Class A2, 5.6419% 1/20/34 (f)	4,437	4,439
Series 2004-2 Class A, 5.21% 3/20/34 (f)	2,004	2,006
Series 2004-3 Class A, 5.3063% 5/20/34 (f)	4,465	4,465
Series 2004-4 Class A, 5.48% 5/20/34 (f)	4,006	4,007
Series 2004-5 Class A3, 5.5769% 6/20/34 (f)	4,122	4,120
Series 2004-6 Class A3A, 5.8275% 6/20/35 (f)	2,737	2,743
Series 2004-8 Class A2, 5.31% 9/20/34 (f)	3,797	3,807
Series 2005-1 Class A2, 5.8325% 2/20/35 (f)	2,882	2,890
Series 2003-8 Class X1, 0.7221% 1/20/34 (f)(h)	119,462	632
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	25,378	81
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.5244% 6/25/35 (f)	3,082	3,082
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (f)	1,370	1,360
WaMu Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.5244% 8/25/45 (f)	3,573	3,574
Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (f)	3,393	3,394
Series 2006-AR7 Class C1B1, 5.3844% 7/25/46 (f)	8,263	8,263
WaMu Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	882	905
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	6,319	6,091
Series 2004-M Class A3, 4.6742% 8/25/34 (f)	8,364	8,309
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (f)	25,005	24,623
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	18,707	18,359
Series 2005-AR4 Class 2A2, 4.5296% 4/25/35 (f)	31,234	30,597
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (f)	28,144	27,602
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	14,165	14,048
TOTAL PRIVATE SPONSOR		437,559
U.S. Government Agency - 7.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	5,878	5,989
Series 2003-24 CLass PB, 4.5% 12/25/12	10,779	10,684
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,058
Series 2006-64 Class PA, 5.5% 2/25/30	41,669	41,724
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	$ 10,250	$ 10,026
Series 2003-122 Class TU, 4% 5/25/16	12,635	12,414
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,106
Series 2006-4 Class PB, 6% 9/25/35	20,000	20,307
Series 2006-49 Class CA, 6% 2/25/31	38,141	38,642
Series 2006-54 Class PE, 6% 2/25/33	11,325	11,491
sequential pay:
Series 2001-40 Class Z, 6% 8/25/31	5,543	5,620
Series 2002-56 Class MC, 5.5% 9/25/17	4,152	4,150
Series 2003-123 Class AB, 4% 10/25/16	11,325	10,923
Series 2003-76 Class BA, 4.5% 3/25/18	16,048	15,550
Series 2004-3 Class BA, 4% 7/25/17	659	632
Series 2004-45 Class AV, 4.5% 10/25/22	5,055	4,987
Series 2004-86 Class KC, 4.5% 5/25/19	2,839	2,738
Series 2004-91 Class AH, 4.5% 5/25/29	5,766	5,612
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	2,284	26
Freddie Mac sequential pay:
Series 2114 Class ZM, 6% 1/15/29	2,525	2,549
Series 2508 Class UL, 5% 12/15/16	5,106	5,057
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	194	194
Series 2358 Class PD, 6% 9/15/16	3,649	3,696
Series 2382 Class MB, 6% 11/15/16	9,448	9,571
Series 2394 Class KD, 6% 12/15/16	5,116	5,186
Series 2417 Class EH, 6% 2/15/17	2,675	2,715
Series 2489 Class PD, 6% 2/15/31	2,165	2,168
Series 2535 Class PC, 6% 9/15/32	7,585	7,686
Series 2587 Class WG, 4.5% 8/15/15	12,522	12,350
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,125
Series 2625 Class QX, 2.25% 3/15/22	969	946
Series 2640 Class QG, 2% 4/15/22	1,246	1,213
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,126
Series 2660 Class ML, 3.5% 7/15/22	45,945	45,022
Series 2690 Class PD, 5% 2/15/27	12,140	12,009
Series 2702 Class AB, 4.5% 7/15/27	22,260	21,740
Series 2755 Class LC, 4% 6/15/27	9,078	8,717
Series 2901 Class UM, 4.5% 1/15/30	22,658	22,159
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3018 Class UD, 5.5% 9/15/30	$ 6,819	$ 6,808
sequential pay:
Series 2523 Class JB, 5% 6/15/15	4,347	4,323
Series 2609 Class UJ, 6% 2/15/17	6,392	6,471
Series 2635 Class DG, 4.5% 1/15/18	18,013	17,478
Series 2780 Class A, 4% 12/15/14	16,903	16,398
Series 2786 Class GA, 4% 8/15/17	7,509	7,206
Series 2809 Class UA, 4% 12/15/14	3,592	3,512
Series 2970 Class YA, 5% 9/15/18	7,519	7,436
Series 3077 Class GA, 4.5% 8/15/19	12,068	11,730
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	1,616	1,629
TOTAL U.S. GOVERNMENT AGENCY		484,899
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $923,487)		922,458
Commercial Mortgage Securities - 8.6%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0056% 2/3/11 (c)(f)(h)	83,832	3,151
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	284	286
Series 1997-D5 Class PS1, 1.7254% 2/14/43 (f)(h)	57,193	2,134
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	11,035	10,925
Series 2002-2 Class XP, 1.7827% 7/11/43 (c)(f)(h)	42,920	1,978
Series 2004-6 Class XP, 0.6075% 12/10/42 (f)(h)	54,288	1,073
Series 2005-4 Class XP, 0.2063% 7/10/45 (f)(h)	67,894	670
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8% 11/15/15 (c)(f)	130	130
Class D, 5.88% 11/15/15 (c)(f)	1,665	1,665
Class F, 6.23% 11/15/15 (c)(f)	1,190	1,190
Class H, 6.73% 11/15/15 (c)(f)	1,070	1,070
Class J, 7.28% 11/15/15 (c)(f)	1,105	1,105
Class K, 7.93% 11/15/15 (c)(f)	995	990
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2006-LAQ:
Class H, 6.0481% 2/9/21 (c)(f)	$ 2,790	$ 2,801
Class J, 6.1381% 2/9/21 (c)(f)	2,010	2,018
Class K, 6.3681% 2/9/21 (c)(f)	5,575	5,592
Series 2006-ESH:
Class A, 6.19% 7/14/11 (c)(f)	5,752	5,748
Class B, 6.29% 7/14/11 (c)(f)	2,868	2,863
Class C, 6.44% 7/14/11 (c)(f)	5,745	5,740
Class D, 7.07% 7/14/11 (c)(f)	3,291	3,300
Series 2006-LAQ Class X1, 0.6974% 2/9/21 (c)(f)(h)	521,349	3,489
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9044% 12/25/33 (c)(f)	9,942	9,973
Series 2004-1:
Class A, 5.6844% 4/25/34 (c)(f)	4,847	4,856
Class B, 7.2244% 4/25/34 (c)(f)	504	509
Class M1, 5.8844% 4/25/34 (c)(f)	441	442
Class M2, 6.5244% 4/25/34 (c)(f)	378	382
Series 2004-2:
Class A, 5.7544% 8/25/34 (c)(f)	4,528	4,545
Class M1, 5.9044% 8/25/34 (c)(f)	1,462	1,469
Series 2004-3:
Class A1, 5.6944% 1/25/35 (c)(f)	5,080	5,096
Class A2, 5.7444% 1/25/35 (c)(f)	714	716
Series 2005-4A:
Class A2, 5.7144% 1/25/36 (c)(f)	6,286	6,293
Class B1, 6.7244% 1/25/36 (c)(f)	476	481
Class M1, 5.7744% 1/25/36 (c)(f)	2,000	2,006
Class M2, 5.7944% 1/25/36 (c)(f)	667	669
Class M3, 5.8244% 1/25/36 (c)(f)	857	859
Class M4, 5.9344% 1/25/36 (c)(f)	476	478
Class M5, 5.9744% 1/25/36 (c)(f)	476	479
Class M6, 6.0244% 1/25/36 (c)(f)	476	478
Series 2006-1:
Class A2, 5.6844% 4/25/36 (c)(f)	2,427	2,427
Class M1, 5.7044% 4/25/36 (c)(f)	740	740
Class M2, 5.7244% 4/25/36 (c)(f)	783	783
Class M3, 5.7444% 4/25/36 (c)(f)	672	672
Class M4, 5.8444% 4/25/36 (c)(f)	382	382
Class M5, 5.8844% 4/25/36 (c)(f)	367	367
Class M6, 5.9644% 4/25/36 (c)(f)	812	812
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A2, 5.6044% 7/25/36 (c)(f)	$ 1,863	$ 1,862
Class B1, 6.1944% 7/25/36 (c)(f)	671	671
Class B3, 8.0244% 7/25/36 (c)(f)	1,119	1,119
Class M1, 5.6344% 7/25/36 (c)(f)	1,954	1,954
Class M2, 5.6544% 7/25/36 (c)(f)	1,375	1,375
Class M3, 5.6744% 7/25/36 (c)(f)	1,081	1,081
Class M4, 5.7444% 7/25/36 (c)(f)	724	724
Class M5, 5.7944% 7/25/36 (c)(f)	893	893
Class M6, 5.8644% 7/25/36 (c)(f)	1,414	1,414
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	52,916	2,865
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(h)	79,638	7,037
Bear Stearns Commercial Mortgage Securities Trust sequential pay Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,739
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 6.03% 6/15/17 (c)(f)	9,160	9,157
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,353
Series 2002-TOP8 Class X2, 2.1025% 8/15/38 (c)(f)(h)	47,286	3,002
Series 2003-PWR2 Class X2, 0.5762% 5/11/39 (c)(f)(h)	94,945	1,785
Series 2004-PWR6 Class X2, 0.6764% 11/11/41 (c)(f)(h)	32,218	899
Series 2005-PWR9 Class X2, 0.4052% 9/11/42 (c)(f)(h)	198,045	3,707
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8426% 5/15/35 (c)(f)(h)	173,356	9,286
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	350	351
Series 2001-245 Class A1, 5.974% 2/12/16 (c)(f)	7,182	7,274
Citigroup / Deutsche Bank Commercial Mortgage Trust sequential pay Series 2006-CD2 Class A1, 5.302% 1/15/46	9,028	9,035
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,596
Series 2004-C2 Class XP, 0.9601% 10/15/41 (c)(f)(h)	36,711	1,354
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
COMM:
floater:
Series 2002-FL6 Class G, 7.23% 6/14/14 (c)(f)	$ 4,441	$ 4,441
Series 2002-FL7:
Class D, 5.9% 11/15/14 (c)(f)	554	554
Class H, 7.58% 11/15/14 (c)(f)	6,613	6,614
Series 2004-LBN2 Class X2, 1.0022% 3/10/39 (c)(f)(h)	15,267	439
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0903% 9/15/30 (f)	12,880	13,080
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,623
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.3858% 5/10/43 (f)(h)	69,331	973
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.57% 2/15/20 (c)(f)	4,600	4,601
Class E, 5.66% 2/15/20 (c)(f)	1,670	1,671
Class F, 5.71% 2/15/20 (c)(f)	1,420	1,421
Class G, 5.85% 2/15/20 (c)(f)	410	410
Class H, 6.08% 2/15/20 (c)(f)	585	585
sequential pay Series 2004-C1 Class A2, 3.516% 1/15/37	12,255	11,857
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,896
Series 1999-C1 Class E, 7.8822% 9/15/41 (f)	6,370	6,865
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	123,999	3,622
Series 2003-C3 Class ASP, 1.7652% 5/15/38 (c)(f)(h)	115,576	5,424
Series 2004-C1 Class ASP, 0.8785% 1/15/37 (c)(f)(h)	73,494	2,102
Series 2005-C1 Class ASP, 0.393% 2/15/38 (c)(f)(h)	341,590	5,298
Series 2005-C2 Class ASP, 0.583% 4/15/37 (c)(f)(h)	60,207	1,483
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,672
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	250	250
Class A1B, 7.62% 6/10/33	6,935	7,446
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (c)	1,550	1,557
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	9,426	9,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4582% 5/15/33 (c)(f)(h)	$ 77,074	$ 2,544
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(f)	9,550	9,894
GE Commercial Mortgage Corp. sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,361
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (c)	35	35
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (c)	3,040	3,037
Class C, 5.707% 2/15/36 (c)	3,755	3,755
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	1,294	1,305
Series 2003-C2 Class A1, 4.576% 5/10/40	23,032	22,668
Series 2006-C1 Class XP, 4.975% 11/10/45	6,505	6,470
Series 2004-C3 Class X2, 0.7177% 12/10/41 (f)(h)	51,075	1,191
Series 2006-C1 Class XP, 0.1666% 11/10/45 (f)(h)	96,321	882
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	4,000	3,954
Series 2003-C2 Class XP, 1.0316% 1/5/36 (c)(f)(h)	102,181	3,007
Series 2005-GG3 Class XP, 0.803% 8/10/42 (c)(f)(h)	221,957	6,387
GS Mortgage Securities Corp. II sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,509
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3:
Class B, 5.73% 9/25/46 (c)(f)	3,350	3,350
Class C, 5.88% 9/25/46 (c)(f)	8,400	8,400
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class A2, 5.79% 10/3/15 (c)(f)	6,245	6,291
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	2,431	2,523
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,170
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	1,525	1,561
Class B, 7.3% 8/3/15 (c)	1,980	2,084
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential pay Series 2001-C1 Class A2, 5.464% 10/12/35	7,840	7,831
Series 2002-C3 Class X2, 1.2396% 7/12/35 (c)(f)(h)	35,877	1,027
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-CB7 Class X2, 0.7763% 1/12/38 (c)(f)(h)	$ 16,884	$ 407
Series 2003-LN1 Class X2, 0.685% 10/15/37 (c)(f)(h)	121,994	2,458
Series 2004-C1 Class X2, 0.9934% 1/15/38 (c)(f)(h)	18,692	605
Series 2004-CB8 Class X2, 1.1192% 1/12/39 (c)(f)(h)	23,340	866
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35	10,142	10,294
Series 1999-C1 Class A2, 6.78% 6/15/31	10,195	10,523
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,251
Series 2002-C4 Class XCP, 1.4444% 10/15/35 (c)(f)(h)	73,766	2,576
Series 2002-C7 Class XCP, 1.1074% 1/15/36 (c)(f)(h)	73,922	1,484
Series 2003-C1 Class XCP, 1.3428% 12/15/36 (c)(f)(h)	30,983	1,011
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (c)(f)(h)	51,901	1,769
Series 2004-C6 Class XCP, 0.7182% 8/15/36 (c)(f)(h)	59,860	1,397
Series 2006-C1 Class XCP, 0.3519% 2/15/41 (f)(h)	257,598	4,646
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.38% 12/16/14 (c)(f)	5,585	5,584
Class K1, 7.88% 12/16/14 (c)(f)	2,850	2,847
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5436% 7/12/34 (c)(f)(h)	22,776	885
Series 2005-GGP1 Class H, 4.374% 11/15/10 (c)	5,475	5,416
Series 2005-MCP1 Class XP, 0.5842% 6/12/43 (f)(h)	58,599	1,609
Series 2005-MKB2 Class XP, 0.2943% 9/12/42 (f)(h)	29,005	349
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A1, 5.773% 6/12/46	6,253	6,325
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	3,550	3,601
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-LIFE Class A1, 6.97% 4/15/33	1,979	2,011
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	3,204	3,151
Class X2, 0.9674% 4/15/38 (c)(f)(h)	39,916	1,220
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Capital I, Inc.: - continued
Series 2003-IQ6 Class X2, 0.5979% 12/15/41 (c)(f)(h)	$ 71,464	$ 1,656
Series 2005-HQ5 Class X2, 0.3508% 1/14/42 (f)(h)	64,546	829
Series 2005-IQ9 Class X2, 1.069% 7/15/56 (c)(f)(h)	55,729	2,341
Series 2005-TOP17 Class X2, 0.624% 12/13/41 (f)(h)	42,834	1,198
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3935% 3/12/35 (c)(f)(h)	61,086	2,927
Series 2003-TOP9 Class X2, 1.5085% 11/13/36 (c)(f)(h)	44,360	2,071
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,255
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8056% 3/24/18 (c)(f)	5,369	5,379
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,178
Class E3, 7.253% 3/15/13 (c)	4,447	4,543
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.58% 10/15/17 (c)(f)	5,665	5,668
Class B, 5.63% 10/15/17 (c)(f)	1,135	1,135
Class D, 5.76% 10/15/17 (c)(f)	2,270	2,271
sequential pay Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	9,219	8,958
Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(f)	6,171	5,904
Series 2006-C23 Class X, 0.0876% 1/15/45 (c)(f)(h)	1,200,227	8,407
Series 2006-C24 Class XP, 0.1059% 3/15/45 (c)(f)(h)	239,165	1,688
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $553,098)		545,676
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 5.625% 7/23/07 (Cost $4,211)	4,225	4,233
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.7422% 9/20/06 (Cost $15,950)	16,000	15,954
Fixed-Income Funds - 5.7%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $360,979)	3,620,176	360,208
Preferred Securities - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Abbey National PLC 7.35% (f)	$ 8,537	$ 8,537
National Westminster Bank PLC 7.75% (f)	5,509	5,792
		14,329
TOTAL PREFERRED SECURITIES (Cost $14,409)		14,329
Cash Equivalents - 6.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.29%, dated 8/31/06 due 9/1/06	$ 74,238	74,227
5.29%, dated 8/31/06 due 9/1/06 (a)	355,637	355,585
TOTAL CASH EQUIVALENTS (Cost $429,812)		429,812
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $6,736,183)		6,700,597
NET OTHER ASSETS - (5.6)%		(355,516)
NET ASSETS - 100%		$ 6,345,081
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
744 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 733,965	$ (1,997)
744 Eurodollar 90 Day Index Contracts	Dec. 2006	734,058	(1,578)
744 Eurodollar 90 Day Index Contracts	March 2007	734,300	(1,239)
744 Eurodollar 90 Day Index Contracts	June 2007	734,561	(804)
744 Eurodollar 90 Day Index Contracts	Sept. 2007	734,784	40
744 Eurodollar 90 Day Index Contracts	Dec. 2007	734,905	528
582 Eurodollar 90 Day Index Contracts	March 2008	574,907	514
133 Eurodollar 90 Day Index Contracts	June 2008	131,374	187
TOTAL EURODOLLAR CONTRACTS			(4,349)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
207 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 204,454	$ 106
156 Eurodollar 90 Day Index Contracts	Dec. 2008	154,066	59
101 Eurodollar 90 Day Index Contracts	March 2009	99,739	31
76 Eurodollar 90 Day Index Contracts	June 2009	75,043	(62)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,061	(58)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,066	(56)
72 Eurodollar 90 Day Index Contracts	March 2010	71,073	(52)
72 Eurodollar 90 Day Index Contracts	June 2010	71,067	(50)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,087	(48)
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,093	(47)
22 Eurodollar 90 Day Index Contracts	March 2011	21,710	(14)
TOTAL EURODOLLAR CONTRACTS			(191)
			$ (4,540)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,600	$ 25
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.6913% 11/25/34	Dec. 2034	1,645	24
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	1,462	17
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 1,462	$ 18
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,462	21
Receive monthly notional amount multiplied by ..42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities 6.175% Series 2005-HE2 Class M3 2/25/35	March 2035	5,600	(13)
Receive monthly notional amount multiplied by ..42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust 6.055% Series 2005-B Class M7 4/25/35	May 2035	5,600	(1)
Receive monthly notional amount multiplied by ..56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	7,000	(8)
Receive monthly notional amount multiplied by ..8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,400	2
Receive monthly notional amount multiplied by ..82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	6
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by ..85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 2,400	$ 4
Receive monthly notional amount multiplied by ..85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	6
Receive monthly notional amount multiplied by ..85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	11
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	2
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,462	4
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	4,500	(26)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(19)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust, Series 2006-7 Class M9, 7.14% 8/25/36

	Sept. 2036	$ 4,100	$ (2)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	184	1
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	782	3
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	623	1
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	3,625	38
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	17
Receive quarterly notional amount multiplied by ..25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	12,000	20
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by ..25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10

	June 2007	$ 4,000	$ 7
Receive quarterly notional amount multiplied by ..26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	10,100	16
Receive quarterly notional amount multiplied by ..28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	12,200	21
Receive quarterly notional amount multiplied by ..285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	14,600	(30)
Receive quarterly notional amount multiplied by ..30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,265	20
Receive quarterly notional amount multiplied by ..30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	6,095	15
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	26
Receive quarterly notional amount multiplied by ..48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	48
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by ..78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	116
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	12,400	25
TOTAL CREDIT DEFAULT SWAPS		161,010	415

Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Oct. 2006	35,840	(12)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Sept. 2006	56,500	(13)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	43,200	(8)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2007	$ 18,100	$ (3)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	40,000	(12)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	57,300	(15)
TOTAL TOTAL RETURN SWAPS		250,940	(63)
		$ 411,950	$ 352
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $688,278,000 or 10.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,537,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,387,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 13,080
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 11,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Four months ended August 31, 2006 Income earned (Amounts in thousands)	Year ended April 30, 2006 Income earned (Amounts in thousands)

Fidelity Ultra-Short Central Fund	$ 6,607	$ 16,252

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value at April 30, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 360,171	$ -	$ -	$ 360,208	4.3%
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $49,856,000 of which $8,450,000, $4,866,000, $22,435,000 and $14,105,000 will expire on August 31, 2007, 2008, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $348,613 and repurchase agreements of $429,812) - See accompanying schedule: Unaffiliated issuers (cost $6,375,204)	$ 6,340,389
Affiliated Central Funds (cost $360,979)	360,208
Total Investments (cost $6,736,183)		$ 6,700,597
Cash		235
Receivable for investments sold		1,331
Receivable for swap agreements		75
Receivable for fund shares sold		4,086
Interest receivable		44,462
Receivable for daily variation on futures contracts		448
Swap agreements, at value		352
Other receivables		74
Total assets		6,751,660

Liabilities
Payable for investments purchased Regular delivery	$ 15,183
Delayed delivery	28,468
Payable for fund shares redeemed	3,157
Distributions payable	1,713
Accrued management fee	1,663
Other affiliated payables	753
Other payables and accrued expenses	57
Collateral on securities loaned, at value	355,585
Total liabilities		406,579

Net Assets		$ 6,345,081
Net Assets consist of:
Paid in capital		$ 6,421,757
Undistributed net investment income		8,972
Accumulated undistributed net realized gain (loss) on investments		(45,875)
Net unrealized appreciation (depreciation) on investments		(39,773)
Net Assets, for 716,528 shares outstanding		$ 6,345,081
Net Asset Value, offering price and redemption price per share ($6,345,081 ÷ 716,528 shares)		$ 8.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006

Investment Income
Dividends	$ -	$ 1,005
Interest	94,681	207,885
Income from affiliated Central Funds	6,607	16,252
Total income	101,288	225,142

Expenses
Management fee	$ 6,521	$ 17,120
Transfer agent fees	2,036	5,265
Accounting and security lending fees	-	94
Fund wide operations fee	599	1,321
Independent trustees' compensation	8	22
Appreciation in deferred trustee compensation account	-	2
Custodian fees and expenses	-	11
Registration fees	-	10
Audit	-	8
Legal	-	2
Miscellaneous	4	15
Total expenses before reductions	9,168	23,870
Expense reductions	(92)	(103)
Total expenses	9,076	23,767
Net investment income	92,212	201,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,692)	(5,729)
Affiliated Central Funds	-	(19)
Futures contracts	(2,103)	(3,154)
Swap agreements	1,235	249
Total net realized gain (loss)	(9,560)	(8,653)
Change in net unrealized appreciation (depreciation) on: Investment securities	31,574	(51,984)
Futures contracts	2,591	(4,236)
Swap agreements	(740)	(514)
Delayed delivery commitments	-	(1)
Total change in net unrealized appreciation (depreciation)	33,425	(56,735)
Net gain (loss)	23,865	(65,388)
Net increase (decrease) in net assets resulting from operations	$ 116,077	$ 135,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Four months ended August 31, 2006	Year ended April 30, 2006	Year ended April 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,212	$ 201,375	$ 137,054
Net realized gain (loss)	(9,560)	(8,653)	(2,256)
Change in net unrealized appreciation (depreciation)	33,425	(56,735)	(35,103)
Net increase (decrease) in net assets resulting from operations	116,077	135,987	99,695
Distributions to shareholders from net investment income	(90,346)	(197,708)	(138,443)
Share transactions Proceeds from sales of shares	811,714	2,324,813	1,665,954
Reinvestment of distributions	83,646	179,567	123,083
Cost of shares redeemed	(441,411)	(1,456,102)	(2,383,973)
Net increase (decrease) in net assets resulting from share transactions	453,949	1,048,278	(594,936)
Total increase (decrease) in net assets	479,680	986,557	(633,684)

Net Assets
Beginning of period	5,865,401	4,878,844	5,512,528
End of period (including undistributed net investment income of $8,972, $6,980, and $3,561, respectively)	$ 6,345,081	$ 5,865,401	$ 4,878,844
Other Information Shares
Sold	92,079	262,268	185,611
Issued in reinvestment of distributions	9,485	20,246	13,723
Redeemed	(50,105)	(164,124)	(265,949)
Net increase (decrease)	51,459	118,390	(66,615)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Four months ended August 31,	Years ended April 30,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 8.92	$ 8.99	$ 9.04	$ 8.78	$ 8.70
Income from Investment Operations
Net investment income D	.133	.344	.243	.236	.346	.427
Net realized and unrealized gain (loss)	.037	(.107)	(.067)	(.057)	.277	.076
Total from investment operations	.170	.237	.176	.179	.623	.503
Distributions from net investment income	(.130)	(.337)	(.246)	(.229)	(.363)	(.423)
Net asset value, end of period	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04	$ 8.78
Total Return B, C	1.95%	2.70%	1.98%	1.99%	7.23%	5.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.46%	.56%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.45% A	.46%	.56%	.57%	.57%	.58%
Expenses net of all reductions	.44% A	.46%	.56%	.57%	.57%	.58%
Net investment income	4.48% A	3.88%	2.71%	2.61%	3.88%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 6,345	$ 5,865	$ 4,879	$ 5,513	$ 5,695	$ 3,285
Portfolio turnover rate F	55% A	62%	93%	100%	80%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) referred to as the Central Fund, which is an open end investment company available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Fund:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from April 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the four month period ended August 31, 2006 and the one year period ended April 30, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Fund, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Fund, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Fund are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,450
Unrealized depreciation	(44,342)
Net unrealized appreciation (depreciation)	(27,892)
Undistributed ordinary income	1,153
Capital loss carryforward	(49,856)

Cost for federal income tax purposes	$ 6,728,489

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	Four months ended August 31, 2006	April 30, 2006	April 30, 2005
Ordinary Income	$ 90,346	$ 197,708	$ 138,443

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $744,980 and $483,033, respectively, for the four month period ended August 31, 2006.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% (.30% prior to June 1, 2005) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and April 30, 2006, the management fee was equivalent to an annualized rate of .32% and an annual rate of .33%, respectively of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of the Fund's average net assets. Prior to June 1, 2005, FSC also received account fees in addition to the asset-based fee. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and April 30, 2006, the transfer agent fee was equivalent to an annualized rate of .10% of the Fund's average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. Under a separate contract, FSC administers the security lending program. Effective June 1, 2005, FMR pays for these fees. Prior to June 1, 2005, the accounting fee was based on the level of average net assets for the month and the security lending fee was based on the number and duration of the lending transactions.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE) which became effective on June 1, 2005, FMR has contractually agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and April 30, 2006, the FWOE fee was equivalent to an annualized rate of ..03% and .02%, respectively, of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Fund does not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and April 30, 2006, amounted to $4 and $10, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities for the period ended August 31, 2006 and April 30, 2006, amounted to $281 and $13, respectively.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period ended August 31, 2006, these credits reduced the Fund's management fee and transfer agent expense by $23 and $69, respectively. During the period ended April 30, 2006, these credits reduced the Fund's management fee, custody expenses, and transfer agent expense by $27, $11, and $65, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, and Fidelity Freedom Income Fund were the owners of record of approximately 20% of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Short Term Bond (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Short Term Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Short Term Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Short Term Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew J. Dudley (41)

Year of Election or Appointment: 1997

Vice president of Short Term Bond. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. Dudley worked as a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Short Term Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Short Term Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Short Term Bond. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Short Term Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Short Term Bond. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Short Term Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Short Term Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Short Term Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Short Term Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Short Term Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Short Term Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Short Term Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Short Term Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Short Term Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Short Term Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 10.46% Government Obligations of the dividends distributed during the year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $88,457,219 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. These contractual arrangements may not be increased without Board approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2005. The Board considered that the fund's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements had been in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the fund's total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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